      Centennial
Money Market Trust
Tax Exempt Trust
Government Trust

The enclosed prospectuses describe three fully-managed money market mutual funds (collectively referred to as the "Trusts"). Shares of the Trusts are offered to participants in Automatic Purchase and Redemption Programs (the "Programs")
established by certain brokerage firms with which Centennial Asset Management
Corporation (the Manager and the Distributor of the Trusts) has entered into an agreement for this purpose. Shares of the Trusts may also be purchased directly, through securities dealers having sales agreements with the Distributor.

Investors should be aware that the Programs are not bank accounts. Although the Trusts intend to maintain a constant net asset value per share of $1, as with any investment in securities, the value of a shareholder's investment in the Trusts may fluctuate.

This document consists of the Prospectuses of Centennial Money Market Trust,
Centennial Tax Exempt Trust and Centennial Government Trust, all dated October 14, 2005, which are component parts of the Programs. A Table of Contents for the Prospectuses is on
the following page. Each brokerage firm which has established a Program will furnish separately a summary description of its Program which must accompany these Prospectuses.

Contents

C E N T E N N I A L M O N E Y M A R K E T T R U S T

The Trust's Investment Objective and Strategies
Main Risks of Investing in the Trust
The Trust's Past Performance
Fees and Expenses of the Trust
About the Trust's Investments

C E N T E N N I A L T A X E X E M P T T R U S T

The Trust's Investment Objective and Strategies
Main Risks of Investing in the Trust
The Trust's Past Performance
Fees and Expenses of the Trust
About the Trust's Investments

C E N T E N N I A L G O V E R N M E N T T R U S T

The Trust's Investment Objective and Strategies
Main Risks of Investing in the Trust
The Trust's Past Performance
Fees and Expenses of the Trust
About the Trust's Investments

This brochure is not part of the Prospectuses.

Contents

I N V E S T I N G I N T H E T R U S T S

This section applies to the prospectuses of Centennial Money Market Trust,
Centennial Tax Exempt Trust and Centennial Government Trust

How the Trusts are Managed
How to Buy Shares
Automatic Purchase and Redemption Programs
Direct Shareholders
How to Sell Shares
Automatic Purchase and Redemption Programs
Direct Shareholders
How to Exchange Shares
Shareholder Account Rules and Policies
Dividends, Capital Gains and Taxes
Financial Highlights

Centennial Money Market Trust

---------------------------------------------------------------------------------

Prospectus dated October 14 , 2005
                                         Centennial Money Market Trust is a
                                         money market mutual fund.  It seeks
                                         the maximum current income that is
                                         consistent with low capital risk and
                                         maintaining liquidity.  The Trust
                                         invests in short-term, high-quality
                                         "money market" instruments.

                                         This Prospectus contains important
                                         information about the Trust's
                                         objective, its investment policies,
                                         strategies and risks.  It also
                                         contains important information about
                                         how to buy and sell shares of the
As with all mutual funds, the            Trust and other account features.
Securities and Exchange Commission has   Please read this Prospectus carefully
not approved or disapproved the Trust's  before you invest and keep it for
securities nor has it determined that    future reference about your account.
this Prospectus is accurate or
complete.  It is a criminal offense to
represent otherwise.
---------------------------------------------------------------------------------

A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?  The Trust seeks the maximum current income that is consistent with low capital risk and the maintenance of liquidity.

WHAT DOES THE TRUST MAINLY INVEST IN?  The Trust is a money market fund.  It invests in a variety of high-quality money market instruments to seek income.  Money market instruments are short-term, U.S. dollar denominated debt instruments issued by the U.S. government, domestic and foreign corporations and financial institutions and other entities.  They include, for example, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations.  To be considered
"high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.

WHO IS THE TRUST DESIGNED FOR?  The Trust is designed for investors who are seeking to earn income at current money market rates while preserving the value of their investment, because the Trust tries to keep its share price stable at $1.00.  Income on money market instruments tends to be lower than income on longer-term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds. The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

      All investments carry risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. There are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall.  As a result, there is a risk that the Trust's shares could fall below $1.00 per share.  If there is a high redemption demand for the
Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss.  Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

--------------------------------------------------------------------------------------------
An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.  Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
Trust.
--------------------------------------------------------------------------------------------

The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last 10 calendar years and its average annual total returns for the 1-, 5- and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund.  The Trust's past investment performance does not predict how the Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/05 through 9/30/05 the cumulative total return (not annualized) was
1.78%.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 1.54% (4th Q `00) and the lowest return (not annualized) for a calendar quarter was 0.11% (1st Q'04 & 2ndQ `04).

Average Annual Total Returns
for the periods ended December 31,    1 Year         5 Years       10 Years
2004
---------------------------------------------------------------------------------
                                      ---------------              --------------
Centennial Money Market Trust         0.77%          2.25%         3.78%
(inception 9/8/81)
---------------------------------------------------------------------------------

The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

--------------------------------------------------------------------------------------------
The total returns are not the Trust's current yield. The Trust's yield more closely
reflects the Trust's current earnings.   To obtain the Trust's current seven day yield,
please call the Transfer Agent toll-free at 1.800.525.9310.
--------------------------------------------------------------------------------------------

Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services.  Those expenses are subtracted from the Trust's assets to calculate the
Trust's net asset value per share. All shareholders therefore pay those expenses indirectly. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Trust. The numbers below are based upon the
Trust's expenses during its fiscal year ended June 30, 2005.

SHAREHOLDER FEES. The Trust does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging Class A shares of other eligible funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

 ------------------------------------------------------------------------------
 Management Fees                              0.33%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees     0.20%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Other Expenses                               0.15%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Total Annual Operating Expenses              0.68%
 ------------------------------------------------------------------------------
 The Trust's operating expenses are shown without giving effect to a contractual expense limitation that was in effect for part of the fiscal year.  With that expense limitation the "Management Fees" were 0.18% and the "Total Annual Operating Expenses" were 0.52%. This former expense limitation is described in the Statement of Additional Information.

EXAMPLE.  The following example is intended to help you compare the cost of investing in the Trust with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions.  The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

  -----------------------------------------------------------------------
  1 year            3 years           5 years          10 years
  -----------------------------------------------------------------------
  -----------------------------------------------------------------------
  $70               $218              $380             $849
  -----------------------------------------------------------------------

About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The Trust invests in money market instruments meeting quality, maturity and diversification standards established by its
Board of Trustees as well as rules that apply to money market funds under the Investment
Company Act of 1940.  The Statement of Additional Information contains more detailed information about the Trust's investment policies and risks.

      The Trust's investment manager, Centennial Asset Management Corporation (referred to in this Prospectus as the Manager), tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. The rate of the Trust's income will vary, generally reflecting changes in overall short-term interest rates. There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In?  Money market instruments are high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates.  All of the
      Trust's money market instruments must meet the special diversification, quality and maturity requirements set under the Investment Company Act and the special procedures set by the Board described briefly below. The following is a brief description of the types of money market instruments the Trust can invest in.

o     U.S. Government Securities.  The Trust invests in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.  Some are direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States.  Other U.S. government securities, such as pass-through certificates issued by the Government National
      Mortgage Association (Ginnie Mae), are also supported by the full faith and credit of the U.S. government.  Some government securities, agencies or instrumentalities of the U.S. government are supported by the right of the issuer to borrow from the U.S.
      Treasury, such as securities of the Federal National Mortgage Association (Fannie
      Mae).  Others may be supported only by the credit of the instrumentality, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

o     Bank Obligations.  The Trust can buy direct bank obligations, time deposits, certificates of deposit and bankers' acceptances.  These obligations must be denominated in U.S. dollars, even if issued by a foreign bank.

o     Commercial Paper.  Commercial paper is a short-term, unsecured promissory note of a domestic or foreign company or other financial firm.  The Trust may buy commercial paper only if it matures in nine months or less from the date of purchase.

o     Corporate Debt Obligations.  The Trust can invest in other short-term corporate debt obligations.  Please see "What Standards Apply to the Trust's Investments?" below for more details.

o     Other Money Market Instruments.  The Trust can invest in money market obligations other than those listed above if they are subject to repurchase agreements or guaranteed as to their principal and interest by a corporation whose commercial paper may be purchased by the Trust or by a domestic bank.  The bank or guarantor must meet credit criteria set by the Board.

      Additionally, the Trust can buy other money market instruments that the Manager approves under procedures adopted by the Board of Trustees from time to time.  They must be
U.S. dollar-denominated short-term investments that the Manager determines to have minimal credit risks.

      Currently, the Board has approved the purchase of dollar-denominated obligations of foreign banks payable in the U.S. or in London, England or certain other countries, floating or variable rate demand notes, asset-backed securities, and bank loan participation agreements.  Their purchase may be subject to restrictions adopted by the
Board from time to time.

What Standards Apply to the Trust's Investments? Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due.  The Trust can buy only those instruments that meet standards set by the Investment Company Act for money market funds and procedures adopted by the Board of Trustees.  The Trust's Board of Trustees
      has adopted procedures to evaluate securities for the Trust's portfolio and the
      Manager has the responsibility to implement those procedures when selecting investments for the Trust.

      In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase.  "High-quality" investments are:

o     rated in one of the two highest short-term rating categories of two national rating organizations, or
o     rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment), or
o     unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

      The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks.  No security's maturity will exceed the maximum time permitted under Rule 2a-7 (currently 397 days).
      Finally, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

Can the Trust's Investment Objective and Policies Change?  The Trust's Board of Trustees
      can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares.  The Trust's investment objective is a fundamental policy.
      Some investment restrictions that are fundamental policies are listed in the
      Statement of Additional Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Trust can use the investment techniques and strategies described below.  The Trust might not always use all of them.
These techniques have risks.  The Statement of Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks.

Floating Rate/Variable Rate Notes.  The Trust can purchase investments with floating or variable interest rates.  Variable rates are adjustable at stated periodic intervals.  Floating rates are adjusted automatically according to a specified market rate or benchmark for such investments, such as the prime rate of a bank.  If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7
      (currently 397 days), it can be purchased if it has a demand feature.  That feature must permit the Trust to recover the principal amount of the investment on not more than 30 days' notice at any time, or at specified times not exceeding the maximum time permitted under Rule 2a-7.

Asset-Backed Securities.  The Trust can invest in asset-backed securities.  These are fractional interests in pools of consumer loans and other trade receivables, which are the obligations of a number of different parties.  The income from the underlying pool is passed through to investors, such as the Trust.  These investments might be supported by a credit enhancement, such as a letter of credit, a guarantee or a preference right.  However, the credit enhancement generally applies only to a fraction of the security's value.  If the issuer of the security has no security interest in the related collateral, there is the risk that the Trust could lose money if the issuer defaults.

Repurchase Agreements.  The Trust can enter into repurchase agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.
      However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.  The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days.  There is no limit on the amount of the Trust's net assets that may be subject to repurchase agreements of seven days or less.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.  The Trust will not invest more than 10% of its net assets in illiquid securities. The Trust may invest up to 25% of its net assets in restricted securities, subject to the 10% limit on illiquid securities and restricted securities other than those sold to qualified institutional purchasers. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws.  The
      Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in selling a security may result in a loss to the Trust or additional costs.

PORTFOLIO HOLDINGS.  The Trust's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Trust within 60 days after the close of the period for which such report is being made.  The Trust discloses its portfolio holdings in its Statement of Investment on Form N-Q, which is filed with the SEC no later than 60 days after the close of its first and third fiscal quarters.  These required filings are publicly available at the SEC.  Therefore, portfolio holdings of the Trust are made publicly available no later than 60 days after the close of the Trust's fiscal quarters.

      A description of the Trust's policies and procedures with respect to the disclosure of the Trust's portfolio securities is available in the Trust's Statement of Additional
Information.

Centennial Tax Exempt Trust

---------------------------------------------------------------------------------

Prospectus dated October 14, 2005
                                         Centennial Tax Exempt Trust is a money
                                         market mutual fund.  It seeks the
                                         maximum short-term interest income
                                         exempt from federal income taxes that
                                         is consistent with low capital risk
                                         and the maintenance of liquidity. The
                                         Trust invests in short-term,
                                         high-quality "money market" securities.

                                         This Prospectus contains important
                                         information about the Trust's
                                         objective, its investment policies,
                                         strategies and risks.  It also
                                         contains important information about
As with all mutual funds, the            how to buy and sell shares of the
Securities and Exchange Commission has   Trust and other account features.
not approved or disapproved the Trust's  Please read this Prospectus carefully
securities nor has it determined that    before you invest and keep it for
this Prospectus is accurate or           future reference about your account.
complete.  It is a criminal offense to
represent otherwise.
---------------------------------------------------------------------------------

A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?  The Trust seeks the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity.

WHAT DOES THE TRUST MAINLY INVEST IN? The Trust is a money market fund.  It invests in a variety of high-quality money market instruments to seek income.  Money market instruments are short-term, U.S. dollar denominated debt instruments issued by the U.S. government, state governments, domestic and foreign corporations and financial institutions and other entities.  They include, for example, municipal securities, bank obligations, repurchase agreements, commercial paper, other corporate debt obligations and government debt obligations.  To be considered "high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.

      The Trust normally invests 100% of its assets in municipal securities. As a fundamental policy, the Trust will invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in securities investments the income from which is exempt from federal income taxes. Securities that generate income that is subject to alternative minimum taxes will not count towards that 80% threshold. The balance of the Trust's assets can be invested in investments the income from which may be taxable.  The Trust will not invest more than 20% of its net assets in municipal securities the income on which may be a tax preference item that would increase an individual investor's alternative minimum tax.

WHO IS THE TRUST DESIGNED FOR? The Trust is designed for investors who are seeking income that is exempt from federal income taxes at current money market rates while preserving the value of their investment, because the Trust tries to keep its share price stable at
$1.00.  Income on money market instruments tends to be lower than income on longer-term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds.  The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

      All investments carry risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. There are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's securities (and its share price) to fall.  As a result, there is a risk that the Trust's shares could fall below $1.00 per share.  If there is a high redemption demand for the
Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss. Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

--------------------------------------------------------------------------------------------
An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.  Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
Trust.
--------------------------------------------------------------------------------------------

The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last 10 calendar years and average annual total returns for the 1-, 5- and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund.  The Trust's past investment performance does not predict how the Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/05 through 9/30/05 the cumulative total return (not annualized) was
1.27%.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was 0.91% (4th Q '00) and the lowest return for a calendar quarter (not annualized) was 0.08% (3rd Q '03).

Average Annual Total Returns
for the periods ended December 31,    1 Year         5 Years       10 Years
2004
---------------------------------------------------------------------------------
                                      ---------------              --------------
Centennial Tax Exempt Trust           0.59%          1.49%         2.25%
(inception 9/8/81)
---------------------------------------------------------------------------------

The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

--------------------------------------------------------------------------------------------
The total returns are not the Trust's current yield. The Trust's yield more closely reflects the Trust's current earnings.  To obtain the Trust's current seven day yield, please call the Transfer Agent toll-free at 1.800.525.9310.
--------------------------------------------------------------------------------------------

Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services.  Those expenses are subtracted from the Trust's assets to calculate the
Trust's net asset value per share. All shareholders therefore pay those expenses indirectly. The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Trust. The numbers below are based upon the
Trust's expenses during its fiscal year ended June 30, 2005.

SHAREHOLDER FEES.  The Trust does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging Class A shares of other eligible funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

 ------------------------------------------------------------------------------
 Management Fees                              0.42%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees     0.20%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Other Expenses                               0.05%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Total Annual Operating Expenses              0.67%
 ------------------------------------------------------------------------------
 Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Trust pays.  The Transfer Agent has voluntarily undertaken to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year.  That undertaking may be amended or withdrawn at any time. For the
Trust's fiscal year ended June 30, 2005, the transfer agent fees did not exceed the expense limit described above. The Manager voluntarily paid a one-time reimbursement of Trust expenses.  After the waiver the actual "Other Expenses" and "Total Annual Operating
Expenses" as a percentage of average net assets were 0.03% and 0.65%.

EXAMPLE. The following example is intended to help you compare the cost of investing in the
Trust with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions. The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows, whether or not you redeem your investment at the end of each period:

  -----------------------------------------------------------------------------
  1 year              3 years            5 years            10 years
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
  $68                 $214               $373               $835
  -----------------------------------------------------------------------------

About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The Trust invests in money market instruments meeting quality, maturity and diversification standards established by its
Board of Trustees as well as rules that apply to money market funds under the Investment
Company Act of 1940.  The Statement of Additional Information contains more detailed information about the Trust's investment policies and risks.

      The Trust's investment manager, Centennial Asset Management Corporation (referred to in this Prospectus as the Manager), tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. The rate of the Trust's income will vary, generally reflecting changes in overall short-term interest rates. There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In?  Money market instruments are high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates. All of the
      Trust's money market instruments must meet the special diversification, quality and maturity requirements set under the Investment Company Act and the special procedures set by the Board described briefly below.  The following is a brief description of the types of money market instruments the Trust can invest in.

   o  Municipal Securities.  The Trust buys municipal bonds and notes, tax-exempt commercial paper, certificates of participation in municipal leases and other debt obligations.  These are debt obligations issued by the governments of states, their political subdivisions (such as cities, towns and counties), or the District of
      Columbia, or by their agencies, instrumentalities and authorities, if the interest paid on the security is not subject to federal individual income tax in the opinion of bond counsel to the issuer.  All of these types of debt obligations are referred to as "municipal securities" in this Prospectus.

o     Other Money Market Instruments. Up to 20% of the Trust's assets can be invested in investments, the income from which may be taxable.  The Trust's taxable investments include repurchase agreements, municipal securities issued to benefit a private user and certain temporary investments.  These investments are described below under
      "Other Investment Strategies" or in the Statement of Additional Information.
      Normally, the Trust will not invest more than 20% of its total assets in taxable investments.

         Additionally, the Trust can buy other money market instruments that the Manager approves under procedures adopted by its Board of Trustees from time to time.  They must be U.S. dollar-denominated short-term investments that the Manager determines to have minimal credit risks.

What Standards Apply to the Trust's Investments? Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due. The Trust can buy only those instruments that meet standards set by the Investment Company Act for money market funds and procedures adopted by the Board of Trustees.  The Trust's Board of Trustees
      has adopted procedures to evaluate securities for the Trust's portfolio and the
      Manager has the responsibility to implement those procedures when selecting investments for the Trust.

In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase.  "High-quality" investments are:
o     rated in one of the two highest short-term rating categories of two national rating organizations, or
o     rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment), or
o     unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

      The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks. The Trust must also maintain an average portfolio maturity of not more than 90 days, to reduce interest rate risks.
Additionally, the remaining maturity of any single portfolio investment may not exceed the maximum time permitted under Rule 2a-7 (currently 397 days).

Can the Trust's Investment Objective and Policies Change?  The Trust's Board can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares.
      The Trust's investment objective is a fundamental policy.  Some investment restrictions that are fundamental policies are listed in the Statement of Additional
      Information. An investment policy is not fundamental unless this Prospectus or the
      Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Trust can use the investment techniques and strategies described below.  The Trust might not always use all of them.
These techniques have risks.  The Statement of Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks.

Floating Rate/Variable Rate Notes.  The Trust can purchase investments with floating or variable interest rates.  Variable rates are adjustable at stated periodic intervals.  Floating rates are adjusted automatically according to a specified market rate or benchmark for such investment, such as the prime rate of a bank.  If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7
      (currently 397 days), it can be purchased if it has a demand feature.  That feature must permit the Trust to recover the principal amount of the investment on not more than 30 days' notice at any time, or at specified times not exceeding the maximum time permitted under Rule 2a-7 (currently 397 days) from the date of purchase.

"When-Issued" and "Delayed-Delivery" Transactions.  The Trust can purchase municipal securities on a "when-issued" basis and can purchase or sell such securities on a
      "delayed-delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery.  The
      Trust does not intend to make such purchases for speculative purposes.  During the period between the purchase and settlement, no payment is made for the security and no interest accrues to the buyer from the investment. There is a risk of loss to the
      Trust if the value of the security declines prior to the settlement date.

Municipal Lease Obligations.  Municipal leases are used by state and local governments to obtain funds to acquire land, equipment or facilities.  The Trust can invest in certificates of participation that represent a proportionate interest in payments made under municipal lease obligations.  If the government stops making payments or transfers its payment obligations to a private entity, the obligation could lose value or become taxable.  Some of these obligations might not have an active trading market and would be subject to the Trust's limits on "illiquid" securities described below.  From time to time the Trust can invest more than 5% of its net assets in municipal lease obligations that the Manager has determined to be liquid under guidelines set by the Trust's Board of Trustees.

Repurchase Agreements.  The Trust can enter into repurchase agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.
      However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Trust's net assets that can be subject to repurchase agreements of seven days or less.  Income earned on repurchase transactions is not tax exempt and accordingly, under normal market conditions, the Trust will limit its investments in repurchase transactions to 20% of its total assets.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly.  The Trust will not invest more than 10% of its net assets in illiquid securities.  That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.  Difficulty in selling a security may result in a loss to the
      Trust or additional costs.

Demand Features and Guarantees. The Trust can invest a significant percentage of its assets in municipal securities that have demand features, guarantees or similar credit and liquidity enhancements.  A demand feature permits the holder of the security to sell the security within a specified period of time at a stated price and entitles the holder of the security to receive an amount equal to the approximate amortized cost of the security plus accrued interest. A guarantee permits the holder of the security to receive, upon presentment to the guarantor, the principal amount of the underlying security plus accrued interest when due or upon default. A guarantee is the unconditional obligation of an entity other than the issuer of the security.  These securities are described in the Statement of Additional Information.

Temporary Defensive and Interim Investments.  In times of unstable adverse market, political or economic conditions, the Trust can invest up to 100% of its assets in temporary or interim investments that are inconsistent with the Trust's principal investment strategies.  These temporary investments can include:
o     obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities,
o     bankers' acceptances; taxable commercial paper rated in the highest category by a rating organization,
o     short-term taxable debt obligations rated in one of the two highest rating categories of a rating organization,
o     certificates of deposit of domestic banks, and
o     repurchase agreements.

      To the extent the Trust assumes a temporary defensive position; a significant portion of the Trust's distributions may be taxable.

PORTFOLIO HOLDINGS.  The Trust's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Trust within 60 days after the close of the period for which such report is being made.  The Trust discloses its portfolio holdings in its Statement of Investment on Form N-Q, which is filed with the SEC no later than 60 days after the close of its first and third fiscal quarters.  These required filings are publicly available at the SEC.  Therefore, portfolio holdings of the Trust are made publicly available no later than 60 days after the close of the Trust's fiscal quarters.

      A description of the Trust's policies and procedures with respect to the disclosure of the Trust's portfolio securities is available in the Trust's Statement of Additional
Information.

2

Centennial Government Trust

---------------------------------------------------------------------------------

Prospectus dated October 14 ,2005
                                         Centennial Government Trust is a money
                                         market mutual fund.  It seeks a high
                                         level of current income consistent
                                         with preserving capital and
                                         maintaining liquidity.  The Trust
                                         invests in short-term, high-quality
                                         "money market" investments.

                                         This Prospectus contains important
                                         information about the Trust's
                                         objective, its investment policies,
                                         strategies and risks.  It also
                                         contains important information about
                                         how to buy and sell shares of the
As with all mutual funds, the            Trust and other account features.
Securities and Exchange Commission has   Please read this Prospectus carefully
not approved or disapproved the Trust's  before you invest and keep it for
securities nor has it determined that    future reference about your account.
this Prospectus is accurate or
complete.  It is a criminal offense to
represent otherwise.
---------------------------------------------------------------------------------

A B O U T  T H E  T R U S T

The Trust's Investment Objective and Strategies

WHAT IS THE TRUST'S INVESTMENT OBJECTIVE?  The Trust seeks a high level of current income that is consistent with the preservation of capital and the maintenance of liquidity.

WHAT DOES THE TRUST MAINLY INVEST IN?  The Trust is a money market fund.  It invests in a variety of high-quality money market instruments to seek income.  The Trust invests principally in short-term, U.S. dollar denominated debt instruments issued by the U.S.
government, its agencies and instrumentalities.  To be considered "high-quality," generally they must be rated in one of the two highest credit-quality categories for short-term securities by nationally recognized rating services.  If unrated, a security must be determined by the Trust's investment manager to be of comparable quality to rated securities.  Many of the securities issued by the U.S. government are not rated, but the
Trust may purchase them because they meet the "high quality" standards of the Trust.

      The Trust will invest under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt instruments issued by the U.S. government, its agencies and instrumentalities.  Although this is not a fundamental policy, the amount so invested will not be changed by the Board without providing shareholders at least 60 days prior notice of the change.

WHO IS THE TRUST DESIGNED FOR?  The Trust is designed for investors who are seeking income at current money market rates while preserving the value of their investment, because the
Trust tries to keep its share price stable at $1.00.  Income on money market instruments tends to be lower than income on longer-term debt securities, so the Trust's yield will likely be lower than the yield on longer-term fixed income funds.  The Trust does not invest for the purpose of seeking capital appreciation or gains and is not a complete investment program.

Main Risks of Investing in the Trust

      All investments carry risks to some degree.  Funds that invest in debt obligations for income may be subject to credit risks and interest rate risks. There are risks that any of the Trust's holdings could have its credit rating downgraded, or the issuer could default, or that interest rates could rise sharply, causing the value of the Trust's investments (and its share price) to fall.  As a result, there is a risk that the Trust's shares could fall below $1.00 per share.  If there is a high redemption demand for the
Trust's shares that was not anticipated, portfolio securities might have to be sold prior to their maturity at a loss.  Also, there is the risk that the value of your investment could be eroded over time by the effects of inflation, and that poor security selection could cause the Trust to underperform other funds with similar objectives.

--------------------------------------------------------------------------------------------
An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.  Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the
Trust.
--------------------------------------------------------------------------------------------
The Trust's Past Performance

The bar chart and table below show how the Trust's returns may vary over time, by showing changes in the Trust's performance from year to year for the last 10 calendar years and average annual total returns for the 1-, 5- and 10- year periods. Variability of returns is one measure of the risks of investing in a money market fund.  The Trust's past investment performance does not predict how the Trust will perform in the future.

Annual Total Returns (as of 12/31 each year)

[See appendix to prospectus for annual total return data for bar chart.]

For the period from 1/1/05 through 9/30/05 the cumulative total return (not annualized) was
1.67%.
During the period shown in the bar chart, the highest return (not annualized) for a calendar quarter was1.48%
(4th Q'00) and the lowest return (not annualized) for a calendar quarter was 0.09% (2nd Q
'04)).

Average Annual Total Returns
for the periods ended December 31,    1 Year         5 Years       10 Years
2004
---------------------------------------------------------------------------------
                                      ---------------              --------------
Centennial Government Trust           0.67%          2.39%         3.60%
(inception 10/5/81)
---------------------------------------------------------------------------------

The returns in the table measure the performance of a hypothetical account and assume that all dividends have been reinvested in additional shares.

--------------------------------------------------------------------------------------------
The total returns are not the Trust's current yield. The Trust's yield more closely reflects the Trust's current earnings.  To obtain the Trust's current seven day yield, please call the Transfer Agent toll-free at 1.800.525.9310.
--------------------------------------------------------------------------------------------

Fees and Expenses of the Trust

The Trust pays a variety of expenses directly for management of its assets, administration and other services.  Those expenses are subtracted from the Trust's assets to calculate the
Trust's net asset value per share. All shareholders therefore pay those expenses indirectly.  The following tables are meant to help you understand the fees and expenses you may pay if you buy and hold shares of the Trust. The numbers below are based upon the
Trust's expenses during its fiscal year ended June 30, 2005.

SHAREHOLDER FEES. The Trust does not charge any initial sales charge to buy shares or to reinvest dividends.  There are no exchange fees or redemption fees and no contingent deferred sales charges (unless you buy Trust shares by exchanging Class A shares of other eligible funds that were purchased subject to a contingent deferred sales charge, as described in "How to Sell Shares").

Annual Trust Operating Expenses (deducted from Trust assets):
(% of average daily net assets)

 ------------------------------------------------------------------------------
 Management Fees                              0.44%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees     0.20%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Other Expenses                               0.09%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Total Annual Operating Expenses              0.73%
 ------------------------------------------------------------------------------
Expenses may very in future years.  "Other Expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Trust pays.  The Transfer Agent has voluntarily undertaken to the Trust to limit the transfer agent fees to 0.35% of average daily net assets per fiscal year.  That undertaking may be amended or withdrawn at any time. For the Trust's fiscal year ended June 30, 2005, the transfer agent fees did not exceed the expense limitation described above.

EXAMPLE. The following example is intended to help you compare the cost of investing in the
Trust with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in shares of the Trust for the time periods indicated and reinvest your dividends and distributions.  The example also assumes that your investment has a 5% return each year and that the Trust's operating expenses remain the same.  Your actual costs may be higher or lower, because expenses will vary over time. Based on these assumptions your expenses would be as follows whether or not you redeem your investment at the end of each period:

  --------------------------------------------------------------------------
  1 year             3 years           5 years            10 years
  --------------------------------------------------------------------------
  --------------------------------------------------------------------------
  $75                $234              $407               $910
  --------------------------------------------------------------------------

About the Trust's Investments

THE TRUST'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The Trust invests in money market instruments meeting quality, maturity and diversification standards established by its
Board of Trustees as well as rules that apply to money market funds under the Investment
Company Act of 1940.  The Statement of Additional Information contains more detailed information about the Trust's investment policies and risks.

      The Trust's investment manager, Centennial Asset Management Corporation (referred to in this Prospectus as the Manager), tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased. The rate of the Trust's income will vary, generally reflecting changes in overall short-term interest rates. There is no assurance that the Trust will achieve its investment objective.

What Does the Trust Invest In?  Money market instruments are high-quality, short-term debt instruments.  They may have fixed, variable or floating interest rates. All of the
      Trust's money market instruments must meet the special diversification, quality and maturity requirements set under the Investment Company Act and the special procedures set by the Board described briefly below.  The following is a brief description of the types of money market instruments the Trust can invest in.

o     U.S. Government Securities. The Trust invests mainly in obligations issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Some are direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds, and are supported by the full faith and credit of the United States.  Although these
      U.S. Government Securities are not rated, they are "high quality" investments under the rules that apply to money market funds.  Other U.S. government securities, such as pass-through certificates issued by the Government National Mortgage Association
      (Ginnie Mae), are also supported by the full faith and credit of the U.S.
      government.  Some government securities, agencies or instrumentalities of the U.S.
      government are supported by the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal National Mortgage Association (Fannie Mae).  Others
      may be supported only by the credit of the instrumentality, such as obligations of the Federal Home Loan Mortgage Corporation (Freddie Mac).

o     Other Money Market Instruments. The Trust can invest in variable or floating rate notes, variable rate master demand notes or in master demand notes.  The Trust can also purchase other debt obligations with a length of permitted maturity up to the maximum permitted under Rule 2a-7 (currently 397 days) from the date of purchase.  It may purchase debt obligations that have been called for redemption by the issuer if the redemption will occur within the length of permitted maturity up to the maximum permitted under Rule 2a-7 (currently 397 days). Please refer to "What Standards Apply to the Trust's Investments?" below for more details.

      Additionally, the Trust can buy other money market instruments that the Manager approves under procedures adopted by its Board of Trustees from time to time.  They must be
U.S. dollar-denominated short-term investments that the Manager determines to have minimal credit risks.

What Standards Apply to the Trust's Investments?  Money market instruments are subject to credit risk, the risk that the issuer might not make timely payments of interest on the security or repay principal when it is due.  The Trust can buy only those instruments that meet standards set by the Investment Company Act for money market funds and procedures adopted by the Board of Trustees. The Trust's Board of Trustees
      has adopted procedures to evaluate securities for the Trust's portfolio and the
      Manager has the responsibility to implement those procedures when selecting investments for the Trust.

In general, the Trust buys only high-quality investments that the Manager believes present minimal credit risk at the time of purchase.  "High-quality" investments are:

o     rated in one of the two highest short-term rating categories of two national rating organizations, or
o     rated by one rating organization in one of its two highest rating categories (if only one rating organization has rated the investment), or
o     unrated investments that the Manager determines are comparable in quality to the two highest rating categories.

      The procedures also limit the amount of the Trust's assets that can be invested in the securities of any one issuer (other than the U.S. government, its agencies and instrumentalities), to spread the Trust's investment risks.  According to the standards, the Trust can invest without limit in U.S. government securities because of their limited investment risks.  No security's maturity will exceed the maximum time permitted under Rule
2a-7 (currently 397 days).  Finally, the Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, to reduce interest rate risks.

Can the Trust's Investment Objective and Policies Change?  The Trust's Board of Trustees
      can change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Trust's outstanding voting shares.  The Trust's investment objective is a fundamental policy.
      Some of the investment restrictions that are fundamental policies are listed in the
      Statement of Additional Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Trust can use the investment techniques and strategies described below.  The Trust might not always use all of them.
These techniques have risks.  The Statement of Additional Information contains more information about some of these practices, including limitations on their use that are designed to reduce the overall risks.

Floating Rate/Variable Rate Notes.  The Trust can purchase investments with floating or variable interest rates.  Variable rates are adjustable at stated periodic intervals.  Floating rates are adjusted automatically according to a specified market rate or benchmark for such investment, such as the prime rate of a bank.  If the maturity of an investment is greater than the maximum time permitted under Rule 2a-7
      (currently 397 days), it can be purchased if it has a demand feature.  That feature must permit the Trust to recover the principal amount of the investment on not more than 30 days' notice at any time, or at specified times not exceeding the maximum time permitted under Rule 2a-7 (currently 397 days).

Repurchase Agreements.  The Trust can enter into repurchase agreements.  In a repurchase transaction, the Trust buys a security and simultaneously sells it to the vendor for delivery at a future date.  Repurchase agreements must be fully collateralized.
      However, if the vendor fails to pay the resale price on the delivery date, the Trust may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Trust will not enter into repurchase transactions that will cause more than 10% of the Trust's net assets to be subject to repurchase agreements having a maturity beyond seven days.  There is no limit on the amount of the Trust's net assets that may be subject to repurchase agreements maturing in seven days or less.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Trust will not invest more than 10% of its net assets in illiquid securities. That limit does not apply to certain restricted securities that are eligible for resale to qualified institutional purchasers or purchases of commercial paper that may be sold without registration under the federal securities laws. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.
      Difficulty in selling a security may result in a loss to the Trust or additional costs.

PORTFOLIO HOLDINGS.  The Trust's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Trust within 60 days after the close of the period for which such report is being made.  The Trust discloses its portfolio holdings in its Statement of Investment on Form N-Q, which is filed with the SEC no later than 60 days after the close of its first and third fiscal quarters.  These required filings are publicly available at the SEC.  Therefore, portfolio holdings of the Trust are made publicly available no later than 60 days after the close of the Trust's fiscal quarters.

      A description of the Trust's policies and procedures with respect to the disclosure of the Trust's portfolio securities is available in the Trust's Statement of Additional
Information.

I N V E S T I N G  I N  T H E  T R U S T S

The information below applies to Centennial Money Market Trust, Centennial Tax Exempt Trust
and Centennial Government Trust.  Each is referred to as a "Trust" and they are collectively referred to as the "Trusts." Unless otherwise indicated, this information applies to each Trust.

How the Trusts are Managed

THE MANAGER. The investment advisor for the Trusts is the Manager, Centennial Asset
Management Corporation, a wholly owned subsidiary of OppenheimerFunds, Inc.  The Manager chooses each of the Trust's investments and handles its day-to-day business. The Manager carries out its duties subject to certain policies established by the Trust's Board of
Trustees, under an investment advisory agreement with each Trust that states the Manager's responsibilities.  The agreement sets the fees the Trust pays to the Manager and describes the expenses that the Trust is responsible to pay to conduct its business.

      The Manager has been an investment advisor since 1978.  The Manager and its parent company and controlled affiliates managed more than $190 billion in assets as of September
30, 2005, including other Oppenheimer and Centennial funds with more than 6 million shareholder accounts.  The Manager is located at 6803 South Tucson Way, Centennial,
Colorado 80112.

Advisory Fees.  Under each investment advisory agreement, a Trust pays the Manager an advisory fee at an annual rate that declines on additional assets as the Trust grows.  That fee is computed on the net assets of the respective Trust as of the close of each business day.

o     Centennial Money Market Trust.  The annual management fee rates are: 0.500% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.450%
      of the next $250 million, 0.425% of the next $250 million, 0.400% of the next $250 million, 0.375% of the next $250 million, 0.350% of the next $500 million, and 0.325%
      of net assets in excess of $2 billion.  The Trust's management fees for its fiscal year ended June 30, 2005, were 0. 33% of the Trust's average annual net assets.

o     Centennial Government Trust.  The annual management fee rates are: 0.500% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.450%
      of the next $250 million, 0.425% of the next $250 million, 0.400% of the next $250 million, 0.375% of the next $250 million, and 0.350% of net assets in excess of $2 billion. The Trust's management fees for its fiscal year ended June 30, 2005, were
      0.44% of the Trust's average annual net assets.

o     Centennial Tax Exempt Trust.  The annual management fee rates applicable to the Trust are as follows: 0.500% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.450% of the next $250 million, 0.425% of the next $250 million, 0.400% of the next $250 million, 0.375% of the next $250 million, 0.350% of the next $500 million, and 0.325% of net assets in excess of $2 billion. Under the agreement, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates.  However, the annual fee cannot be less than $0.  The Trust's management fees for its fiscal year ended June
      30, 2005 were 0. 42% of the Trust's average annual net assets.

      A discussion of the matters considered by the Trusts' Independent Trustees, in approving the Trusts' investment advisory agreement, is included in the Trusts' annual report to shareholders for the period ended June 30, 2005.

Portfolio Managers.  The portfolio managers of the Trusts are the persons principally responsible for the day-to-day management of the Trusts' portfolios.  The portfolio managers of Centennial Money Market Trust and Centennial Government Trust are Carol E.
     Wolf and Barry D. Weiss.  Ms. Wolf has had this responsibility since November 1988 for
     Centennial Government Trust and October 1990 for Centennial Money Market Trust and Mr.
     Weiss, since August 2001. Each is an officer of Centennial Money Market Trust and
     Centennial Government Trust.  Ms. Wolf is a Senior Vice President and Mr. Weiss is a
     Vice President of the Manager, and each is an officer and portfolio manager of other funds for which the Manager or an affiliate serves as investment advisor.  Prior to joining the Manager as Senior Credit Analyst in February, 2000, Mr. Weiss was an
     Associate Director, Fitch IBCA Inc. (April 1998 - February 2000).  The portfolio manager of Centennial Tax Exempt Trust is John C. Bonnell (since May 2004).  Mr.
     Bonnell is a Vice President of the Manager and  of Centennial Tax Exempt Trust and an
     officer and portfolio manager of other funds for which the Manager or an affiliate serves as investment advisor.  Prior to joining the Manager, he had been a portfolio manager at Strong Financial Corporation (1999-2004).

      The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership of Trust shares.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

AT WHAT PRICE ARE SHARES SOLD?  Shares of each Trust are sold at their offering price, which is the net asset value per share without any sales charge.  The net asset value per share will normally remain fixed at $1.00 per share.  However, there is no guarantee that a
Trust will maintain a stable net asset value of $1.00 per share.

      The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor (Centennial Asset
Management Corporation) or the Sub-Distributor (OppenheimerFunds Distributor, Inc.)
receives the purchase order at its offices in Colorado, or after any agent appointed by the
Sub-Distributor receives the order and sends it to the Sub-Distributor as described below.

How is a Trust's Net Asset Value Determined?  The net asset value of shares of each Trust is normally determined twice each day, at 12:00 Noon and at 4:00 p.m., on each day the New York Stock Exchange (the "NYSE") is open for trading (referred to in this
      Prospectus as a "regular business day"). All references to time in this Prospectus mean "Eastern time."

      The net asset value per share is determined by dividing the value of a Trust's net assets by the number of shares that are outstanding. Under a policy adopted by the Board of
Trustees of the Trusts, each Trust uses the amortized cost method to value its securities to determine net asset value.

      The shares of each Trust offered by this Prospectus are considered to be Class A shares for the purposes of exchanging them or reinvesting distributions among other eligible funds that offer more than one class of shares.

      If, after the close of the principal market on which a security held by the Trusts is traded, and before the time the Trusts' securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the
Trusts' Board of Trustees has authorized the Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

HOW MUCH MUST YOU INVEST?  You can open an account with a minimum initial investment described below, depending on how you buy and pay for your shares.  You can make additional purchases at any time with as little as $25.  The minimum investment requirements do not apply to reinvesting distributions from the Trust or other eligible funds (a list of them appears in the Statement of Additional Information, or you can ask your broker/dealer or call the Transfer Agent) or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

HOW ARE SHARES PURCHASED? You can buy shares in one of several ways:

Buying Shares Through a Broker/Dealer's Automatic Purchase and Redemption Program.  You can
      buy shares of a Trust through a broker/dealer that has a sales agreement with the
      Trust's Distributor or Sub-Distributor that allows shares to be purchased through the broker/dealer's Automatic Purchase and Redemption Program. Shares of each Trust are sold mainly to customers of participating broker/dealers that offer the Trusts'
      shares under these special purchase programs.  If you participate in an Automatic
      Purchase and Redemption Program established by your broker/dealer, your broker/dealer buys shares of the Trust for your account with the broker/dealer.  Program participants should also read the description of the program provided by their broker/dealer.

Buying Shares Through Your Broker/Dealer.  If you do not participate in an Automatic
      Purchase and Redemption Program, you can buy shares of a Trust through any broker/dealer that has a sales agreement with the Distributor or Sub-Distributor.
      Your broker/dealer will place your order with the Distributor on your behalf. A broker/dealer may charge for that service.

Buying Shares Directly Through the Sub-Distributor.  You can also purchase shares directly through the Trusts' Sub-Distributor.  Shareholders who make purchases directly and hold shares in their own names are referred to as "direct shareholders" in this
      Prospectus.

The Sub-Distributor may appoint certain servicing agents to accept purchase (and redemption) orders, including broker/dealers that have established Automatic Purchase and
Redemption Programs.  The Distributor or Sub-Distributor, in their sole discretion, may reject any purchase order for shares of a Trust.

AUTOMATIC PURCHASE AND REDEMPTION PROGRAM.  If you buy shares of a Trust through your broker/dealer's Automatic Purchase and Redemption Program, your broker/dealer will buy your shares for your Program Account and will hold your shares in your broker/dealer's name.
These purchases will be made under the procedures described in "Guaranteed Payment
Procedures" below.  Your Automatic Purchase and Redemption Program Account may have minimum investment requirements established by your broker/dealer.  You should direct all questions about your Automatic Purchase and Redemption Program to your broker/dealer, because the
Trusts' Transfer Agent does not have access to information about your account under that
Program.

Guaranteed Payment Procedures.  Some broker/dealers may have arrangements with the
      Distributor to enable them to place purchase orders for shares of a Trust and to guarantee that the Trusts' custodian bank will receive Federal Funds to pay for the shares prior to specified times. Broker/dealers whose clients participate in
      Automatic Purchase and Redemption Programs may use these guaranteed payment procedures to pay for purchases of shares of a Trust.

o     If the Distributor receives a purchase order before 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trusts' custodian bank will receive payment for those shares in Federal Funds by 2:00 p.m. on that same day, the order will be effected at the net asset value determined at 12:00 Noon that day.
      Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order after 12:00 Noon on a regular business day with the broker/dealer's guarantee that the Trusts' custodian bank will receive payment for those shares in Federal Funds by 2:00 p.m. on that same day, the order will be effected at the net asset value determined at 4:00 p.m. that day.
      Distributions will begin to accrue on the shares on that day if the Federal Funds are received by the required time.

o     If the Distributor receives a purchase order between 12:00 Noon and 4:00 p.m. on a regular business day with the broker/dealer's guarantee that the Trusts' custodian bank will receive payment for those shares in Federal Funds by 4:00 p.m. the next regular business day, the order will be effected at the net asset value determined at
      4:00 p.m. on the day the order is received and distributions will begin to accrue on the shares purchased on the next regular business day if the Federal Funds are received by the required time.

HOW CAN DIRECT SHAREHOLDERS BUY SHARES?  Direct shareholders can buy shares of a Trust by completing a Centennial Funds new account application and sending it to the
Sub-Distributor, OppenheimerFunds Distributor, Inc., P.O. Box 5143, Denver, Colorado
80217.  Payment must be made by check or by Federal Funds wire as described below.  If you don't list a broker/dealer on the application, the Sub-Distributor, will act as your agent in buying the shares.  However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the selected Trust is appropriate for you.

      Each Trust intends to be as fully invested as possible to maximize its yield.
Therefore, newly purchased shares normally will begin to accrue distributions after the
Sub-Distributor or its agent accepts your purchase order, starting on the business day after the Trust receives Federal Funds from the purchase payment.

Payment by Check.  Direct shareholders may pay for purchases of shares of a Trust by check.
      Send your check, payable to "OppenheimerFunds Distributor, Inc.," along with your application and other documents to the address listed above.  For initial purchases, your check should be payable in U.S. dollars and drawn on a U.S. bank so that distributions will begin to accrue on the next regular business day after the
      Sub-Distributor accepts your purchase order. If your check is not drawn on a U.S.
      bank and is not payable in U.S. dollars, the shares will not be purchased until the
      Sub-Distributor is able to convert the purchase payment to Federal Funds.  In that case distributions will begin to accrue on the purchased shares on the next regular business day after the purchase is made.  The minimum initial investment for direct shareholders by check is $500.

Payment by Federal Funds Wire.  Direct shareholders may pay for purchases of shares of a
      Trust by Federal Funds wire.  You must also forward your application and other documents to the address listed above. Before sending a wire, call the
      Sub-Distributor's Wire Department at 1.800.525.9310 (toll-free from within the U.S.)
      or 303.768.3200 (from outside the U.S.) to notify the Sub-Distributor of the wire, and to receive further instructions.

Distributions will begin to accrue on the purchased shares on the purchase date that is a regular business day if the Federal Funds from your wire and the application are received by the Sub-Distributor and accepted by 12:00 Noon.  If the Sub-Distributor receives the
Federal Funds from your wire and accepts the purchase order between 12:00 Noon and 4:00
p.m. on the purchase date, distributions will begin to accrue on the shares on the next regular business day.  The minimum investment by Federal Funds Wire is $2,500.

Buying Shares Through Automatic Investment Plans.  Direct shareholders can purchase shares of a Trust automatically each month by authorizing the Trust's Transfer Agent to debit your account at a U.S. domestic bank or other financial institution.  Details are in the Automatic Investment Plan application and the Statement of Additional
      Information. The minimum monthly purchase is $25.

Service (12b-1) Plans. Each Trust has adopted a service plan.  It reimburses the
      Distributor for a portion of its costs incurred for services provided to accounts that hold shares of a Trust.  Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust.

      In addition, the Manager and the Distributor may make substantial payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities, out of their own resources, including the profits from the advisory fees the Manager receives from the Trust. Some of these distribution-related payments may be made to dealers or financial intermediaries for marketing, promotional or related expenses; these payments are often referred to as
      "revenue sharing." In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. The
      Statement of Additional Information contains more information about these payments.
      You should ask your dealer or financial intermediary for details about any such payments it receives, or any other fees or expenses it may charge in addition to the fees and expenses of the Fund.

Retirement Plans.  Direct shareholders may buy shares of Centennial Money Market Trust or
      Centennial Government Trust for a retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account.  The Sub-Distributor also offers a number of different retirement plans that individuals and employers can use:
   Individual Retirement Accounts (IRAs).  These include regular IRAs, Roth IRAs, SIMPLE
   IRAs, and rollover IRAs.
o     SEP-IRAs.  These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
o     403(b)(7) Custodial Plans.  These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
o     401(k) Plans.  These are special retirement plans for businesses.
o     Pension and Profit-Sharing Plans.  These plans are designed for businesses and self-employed individuals.

      Please call the Sub-Distributor for retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.  Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent.

HOW CAN PROGRAM PARTICIPANTS SELL SHARES?  If you participate in an Automatic Purchase and
Redemption Program sponsored by your broker/dealer, you must redeem shares held in your
Program Account by contacting your broker/dealer firm, or you can redeem shares by writing checks as described below.  You should not contact the Trusts or their Transfer Agent directly to redeem shares held in your Program Account.  You may also arrange (but only through your broker/dealer) to have the proceeds of redeemed Trust shares sent by Federal
Funds wire, as described below in "Sending Redemption Proceeds by Wire."

HOW CAN DIRECT SHAREHOLDERS REDEEM SHARES?  Direct shareholders can redeem their shares by writing a letter to the Transfer Agent, by wire, by using a Trust's checkwriting privilege, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis.  If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.525.9310 for assistance.

Certain Requests Require a Signature Guarantee.  To protect you and the Trusts from fraud, the following redemption requests for accounts of direct shareholders must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to an account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can Direct Shareholders Have Their Signatures Guaranteed?  The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.

      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

How Can Direct Shareholders Sell Shares by Mail?  Write a letter of instruction to the
      Transfer Agent that includes:
   o  Your name.
   o  The Trust's name.
   o  Your account number (from your account statement).
   o  The dollar amount or number of shares to be redeemed.
   o  Any special payment instructions.
   o  Any share certificates for the shares you are selling.
   o  The signatures of all registered owners exactly as the account is registered.
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

---------------------------------------------------------------------------------
---------------------------------------- ---------------------------------------
Use the following address for            Send courier or express mail
---------------------------------------- requests to:
requests by mail:                        Shareholder Services, Inc.
Shareholder Services, Inc.               10200 E. Girard Avenue, Building D
P.O. Box 5143                            Denver, Colorado 80231
Denver, Colorado 80217-5143
                                         ----------------------------------------

How Can Direct Shareholders Sell Shares by Telephone?  Direct shareholders and their broker/dealer representative of record may also sell shares by telephone.  To receive the redemption price calculated on a particular regular business day, the Transfer
      Agent or its designated agent must receive the request by 4:00 p.m. on that day. You may not redeem shares held under a share certificate or in certain retirement accounts by telephone.  To redeem shares through a service representative, call
      1.800.525.9310.  Proceeds of telephone redemptions will be paid by check payable to the shareholder(s) of record and will be sent to the address of record for the account. Up to $100,000 may be redeemed by telephone in any seven-day period.  This service is not available within 30 days of changing the address on an account.

Retirement Plan Accounts.  There are special procedures to sell shares held in a retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Trust shares in your plan account.

Sending Redemption Proceeds by Wire.  While the Transfer Agent normally sends direct shareholders their money by check, you can arrange to have the proceeds of the shares you sell sent by Federal Funds wire to a bank account you designate.  It must be a commercial bank that is a member of the Federal Reserve wire system.  The minimum redemption you can have sent by wire is $2,500. There is a $10 fee for each request.
      To find out how to set up this feature on an account or to arrange a wire, direct shareholders should call the Transfer Agent at 1.800.525.9310.  If you hold your shares through your broker/dealer's Automatic Purchase and Redemption Program, you must contact your broker/dealer to arrange a Federal Funds wire.

Can Direct Shareholders Submit Requests by Fax?  Direct shareholders may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
      Please call 1.800.525.9310 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

HOW DO I WRITE CHECKS AGAINST MY ACCOUNT?  Automatic Purchase and Redemption Program
participants may write checks against an account held under their Program, but must arrange for checkwriting privileges through their broker/dealers.  Direct shareholders may write checks against their account by requesting that privilege on the account application or by contacting the Transfer Agent for signature cards.  They must be signed (with a signature guarantee) by all owners of the account and returned to the Transfer Agent so that checks can be sent to you to use. Shareholders with joint accounts can elect in writing to have checks paid over the signature of one owner. If checkwriting is established after November
1, 2000, only one signature is required for shareholders with joint accounts, unless you elect otherwise.

   o  Checks can be written to the order of whomever you wish, but may not be cashed at the bank the checks are payable through or the Trusts' custodian bank.
   o  Checkwriting privileges are not available for accounts holding shares that are subject to a contingent deferred sales charge.
   o  Checks must be written for at least $250.
   o  Checks cannot be paid if they are written for more than your account value.
   o  You may not write a check that would require the Trust to redeem shares that were purchased by check or Automatic Investment Plan payments within the prior 10 days.

   Don't use your checks if you changed your account number, until you receive new checks.

WILL I PAY A SALES CHARGE WHEN I SELL MY SHARES?  The Trusts do not charge a fee to redeem shares of a Trust that were bought directly or by reinvesting distributions from that Trust or another Centennial Trust or eligible fund.  Generally, there is no fee to redeem shares of a Trust bought by exchange of shares of another Centennial Trust or eligible fund.
However,

o     if you acquired shares of  a Trust by exchanging Class A shares of another eligible fund that you bought subject to the Class A contingent deferred sales charge, and
o     those shares are still subject to the Class A contingent deferred sales charge when you exchange them into the Trust, then
o     you will pay the contingent deferred sales charge if you redeem those shares from the
      Trust within 18 months of the purchase date of the shares of the fund you exchanged.

How to Exchange Shares

Shares of a Trust may be exchanged for shares of certain other Centennial Trusts or other eligible funds, depending on whether you own your shares through your broker/dealer's
Automatic Purchase and Redemption Program or as a direct shareholder.

HOW CAN PROGRAM PARTICIPANTS EXCHANGE SHARES?  If you participate in an Automatic Purchase and Redemption Program sponsored by your broker/dealer, you may exchange shares held in your Program Account for shares of Centennial Money Market Trust, Centennial Government
Trust, Centennial Tax Exempt Trust, Centennial California Tax Exempt Trust and Centennial
New York Tax Exempt Trust (referred to in this Prospectus as the "Centennial Trusts"), if available for sale in your state of residence, by contacting your broker or dealer and obtaining a Prospectus of the selected Centennial Trust.

HOW CAN DIRECT SHAREHOLDERS EXCHANGE SHARES?  Direct shareholders can exchange shares of a
Trust for Class A shares of certain eligible funds listed in the Statement of Additional
Information.  Shares of a particular class of an eligible fund may be exchanged only for shares of the same class in other eligible funds.  For example, you can exchange shares of the Trust only for Class A shares of another fund, and you can exchange only Class A shares of another eligible fund for shares of the Trust.  To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectuses of the selected fund whose shares you want to buy must offer the exchange privilege.
   o  You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
   o  You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Trust is considered a sale of those shares and a purchase of the shares of the fund to which you are exchanging.  An exchange may result in a capital gain or loss.  Since shares of a Trust normally maintain a $1.00 net asset value in most cases you should not realize a capital gain or loss when you sell or exchange your shares.

      Direct shareholders can find a list of eligible funds currently available for exchanges in the Statement of Additional Information or you can obtain one by calling a service representative at 1.800.525.9310.  The list of eligible funds can change from time to time.
You may pay a sales charge when you exchange shares of a Trust. Because shares of the
Trusts are sold without sales charge, in some cases you may pay a sales charge when you exchange shares of a Trust for shares of other eligible funds that are sold subject to a sales charge.  You will not pay a sales charge when you exchange shares of a Trust purchased by reinvesting distributions from the Trust or other eligible funds, or when you exchange shares of the Trust purchased by exchange of shares of an eligible fund on which you paid a sales charge.

How Do Direct Shareholders Submit Exchange Requests?  Direct shareholders may request exchanges in writing or by telephone:

   o  Written Exchange Requests.  Complete an Exchange Authorization Form, signed by all owners of the account.  Send it to the Transfer Agent at the address on the back cover.  Exchanges of shares held under certificates cannot be processed unless the
      Transfer Agent receives the certificates with the request.

   o  Telephone Exchange Requests.  Telephone exchange requests may be made by calling a service representative at 1.800.525.9310.  Telephone exchanges may be made only between accounts that are registered with the same name(s) and address.  Shares held under certificates may not be exchanged by telephone.

Please refer to "How to Exchange Shares" in the Statement of Additional Information for
more details.

ARE THERE LIMITATIONS ON FREQUESNT PURCHASES, REDEMPTIONS AND EXCHANGES?

o     Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity. The
      exchange privilege affords investors the ability to switch their investments among eligible funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of the Trusts' shares may interfere with the Manager's ability to manage the Trusts' investments efficiently, increase the Trusts' transaction and administrative costs and/or affect the Trusts'
      performance, depending on various factors, such as the size of the Trusts, the nature of its investments, the amount of the Trusts assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Trusts might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Trusts' brokerage or administrative expenses might be increased.

      Therefore, the Manager and the Trust's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account)
      receives an exchange request that conforms to these policies. The request must be received by the close of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days. However, the Transfer Agent may delay the reinvestment of proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is made or the fund to which the exchange is made.  The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received.  In the event that such delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this
      Prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Trusts and the Transfer
      Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). A fund or the Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this Prospectus.

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the Transfer
      Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Trusts may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent may send a written warning to direct shareholders who the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity.

o     Omnibus Accounts.  If you hold your shares of the Trusts through a financial intermediary such as a broker/dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply to you.

While  the  Trusts,  the  Distributor,  the  Manager  and the  Transfer  Agent  encourage financial  intermediaries  to apply the Trusts'  policies to their  customers  who invest indirectly  in the  Trusts,  the  Transfer  Agent may not be able to apply this policy to accounts  such as (a)  accounts  held in omnibus form in the name of a  broker/dealer  or other  financial  institution,  or (b) omnibus  accounts held in the name of a retirement plan or 529  plan  trustee  or  administrator,  or (c)  accounts  held in the  name of an insurance  company for its separate  account(s),  or (d) other accounts  having  multiple underlying  owners but registered in a manner such that the underlying  beneficial owners are not identified to the Transfer Agent.

Therefore  the Transfer  Agent might not be able to detect  excessive  short term trading activity  facilitated  by, or in accounts  maintained  in, the "omnibus" or "street name"
accounts  of a  financial  intermediary.  However,  the  Transfer  Agent will  attempt to monitor  overall  purchase and redemption  activity in those accounts to seek to identify patterns that may suggest  excessive  trading by the  underlying  owners.  If evidence of possible  excessive  trading  activity is observed by the Transfer  Agent,  the financial intermediary that is the registered owner will be asked to review account  activity,  and to confirm to the Transfer  Agent and the Trusts that  appropriate  action has been taken to curtail any excessive  trading  activity.  However,  the Transfer  Agent's  ability to monitor  and deter  excessive  short-term  trading  in omnibus  or street  name  accounts ultimately  depends on the  capability and  cooperation  of the financial  intermediaries controlling those accounts.

The Trusts' Board has adopted additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange all or some of the shares of the
      Trusts held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into another fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Trusts' books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
      exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other Oppenheimer "funds-of-funds"
      that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges
      (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Trusts' policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

The offering of shares of a Trust may be suspended during any period in which the Trust's determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in a Trust's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Trusts at any time.  The Trusts will provide you notice whenever they are required to do so by applicable law.  If an account has more than one owner, the Trusts and the Transfer Agent may rely on the instructions of any one owner.  Telephone privileges apply to each owner of the account and the broker/dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and it has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data and by confirming such transactions in writing. The Transfer Agent and the
      Trusts will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form.  From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this
      Prospectus.

Payment for redeemed shares ordinarily is made in cash.  It is forwarded by check or by
      Federal Funds wire (as elected by the shareholder) within seven days after the
      Transfer Agent receives redemption instructions in proper form.  However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended.  For accounts registered in the name of a broker/dealer, payment will normally be forwarded within three business days after redemption.

The Transfer Agent may delay processing any type of redemption payment as described under
      "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased.  That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Trusts if the account value has fallen below $250 for reasons other than the fact that the market value of shares has dropped. In some cases involuntary redemptions may be made to repay the
      Distributor or Sub-Distributor for losses from the cancellation of share purchase orders.

Customer Identification Program.  Federal regulations may require the Trusts to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security number, employer identification number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.
      The Trusts or the Transfer Agent may use this information to attempt to verify your identity.  The Trusts may not be able to establish an account if the necessary information is not received.  The Trusts may also place limits on account transactions while it is in the process of attempting to verify your identity.
      Additionally, if the Trusts are unable to verify your identity after your account is established, the Trusts may be required to redeem your shares and close your account.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Trust your correct, certified Social Security or employer identification number when you sign your application, or if you under-report your income to the Internal
      Revenue Service (the "IRS").

To avoid sending duplicate copies of materials to households, the Trusts will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the
      Trusts' privacy policy to shareholders having the same last name and address on the
      Trusts' records. The consolidation of these mailings, called householding, benefits the Trusts through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer
      Agent at 1.800.525.9310. You may also notify the Transfer Agent in writing.
      Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  Each Trust intends to declare dividends from net investment income each regular business day and to pay those dividends to shareholders monthly on a date selected by the
Board of Trustees.  To maintain a net asset value of $1.00 per share, a Trust might withhold dividends or make distributions from capital or capital gains.  Daily dividends will not be declared or paid on newly purchased shares until Federal Funds are available to a Trust from the purchase payment for such shares.

CAPITAL GAINS.  Each Trust normally holds its securities to maturity and therefore will not usually pay capital gains. Although the Trusts do not seek capital gains, a Trust could realize capital gains on the sale of its portfolio securities.  If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year.  A Trust may make supplemental distributions of dividends and capital gains following the end of its fiscal year.

What Choices Do I Have for Receiving Distributions?  For Automatic Purchase and Redemption
      Programs, dividends and distributions are automatically reinvested in additional shares of the selected Trust.  For direct shareholders, when you open your account, specify on your application how you want to receive your dividends and distributions.  You have four options:

o     Reinvest All Distributions in the Trust.  You can elect to reinvest all dividends and capital gains distributions in the selected Trust.
o     Reinvest Dividends or Capital Gains.  You can elect to reinvest some distributions
      (dividends, short-term capital gains or long-term capital gains distributions) in the selected Trust while receiving other types of distributions by check or having them sent to your bank account.
o     Receive All Distributions in Cash.  You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank.
o     Reinvest Your Distributions in Another Account.  You can reinvest all distributions in the same class of shares of another eligible fund account you have established.

Under the terms of Automatic Purchase and Redemption Programs, your broker/dealer can redeem shares to satisfy debit balances arising in your Program Account. If that occurs, you will be entitled to dividends on those shares as described in your Program Agreements.

TAXES.

Centennial Money Market Trust and Centennial Government Trust.  If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in Centennial Money Market Trust and Centennial Government
      Trust. Dividends paid from net investment income and short-term capital gains are taxable as ordinary income.  Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

Every year the Trust will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.  Any long-term capital gains distributions will be separately identified in the tax information the Trust sends you after the end of the calendar year.

The Trusts intend each year to qualify as a "regulated investment company" under the
Internal Revenue Code, but reserves the right not to qualify.  Each Trust qualified during its last fiscal year.  The Trusts, as regulated investment companies, will not be subject to Federal income taxes on any of their income, provided that it satisfies certain income, diversification and distribution requirements.

Centennial Tax Exempt Trust.  Exempt interest dividends paid from net investment income earned by the Trust on municipal securities will be excludable from gross income for federal income tax purposes.  A portion of a dividend that is derived from interest paid on certain "private activity bonds" may be an item of tax preference if you are subject to the alternative minimum tax. If a Trust earns interest on taxable investments, any dividends derived from those earnings will be taxable as ordinary income to shareholders.

Dividends and capital gains distributions may be subject to state or local taxes. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.  It does not matter how long you have held your shares.  Dividends paid from short-term capital gains and non-tax-exempt net investment income are taxable as ordinary income. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.  Every year the Trust will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year as well as the amount of your tax-exempt income.

Remember, There May be Taxes on Transactions.  Because each Trust seeks to maintain a stable $1.00 per share net asset value, it is unlikely that you will have a capital gain or loss when you sell or exchange your shares.  A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur.  In certain cases, distributions made by a Trust may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in a Trust on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand each the Trust's financial performance for the past five fiscal years.  Certain information reflects financial results for a single Trust share.  The total returns in the table represents the rate that an investor would have earned (or lost) on an investment in the Trust (assuming reinvestment of all dividends and distributions).  This information has been audited by
Deloitte & Touche LLP, the Trusts' independent registered public accounting firm, whose report, along with the Trusts' financial statements, are included in the Statement of
Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

YEAR ENDED JUNE 30,                                   2005           2004         2003         2002         2001
------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  1.00        $  1.00      $  1.00      $  1.00      $  1.00
------------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                .02 1          .01          .01          .02          .06
------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.02)          (.01)        (.01)        (.02)        (.06)
Distributions from net realized gain                    --             --           -- 2         -- 2         --
                                                   ---------------------------------------------------------------

Total dividends and/or distributions
to shareholders                                       (.02)          (.01)        (.01)        (.02)        (.06)
------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $  1.00        $  1.00      $  1.00      $  1.00      $  1.00
                                                   ===============================================================

------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                        1.59%          0.61%        1.20%        1.99%        5.51%

------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)            $20,307        $21,191      $23,019      $21,736      $22,210
------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                   $20,966        $22,509      $22,783      $22,947      $20,830
------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                 1.57%          0.61%        1.19%        1.97%        5.34%
Total expenses                                        0.68%          0.67%        0.66%        0.69%        0.67%
Expenses after payments and waivers and
reduction to custodian expenses                        N/A 5         0.51%        0.40%        0.66%         N/A 5

1.     Per share amounts calculated based on the average shares outstanding during the period.

2.     Less than $0.005 per share.

3.     Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.

4.     Annualized for periods of less than one full year.

5.     Reduction to custodian expenses less than 0.01%.

FINANCIAL HIGHLIGHTS

YEAR ENDED JUNE 30,                                       2005      2004      2003      2002      2001
-------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
-------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain                    .01 1      -- 2     .01       .01       .03
Dividends and/or distributions to shareholders            (.01)       -- 2    (.01)     (.01)     (.03)
-------------------------------------------------------------------------------------------------------

Net asset value, end of period                         $  1.00    $ 1.00   $  1.00   $  1.00   $  1.00
                                                       ================================================

-------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                            1.21%     0.35%     0.69%     1.17%     3.26%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                $ 1,701   $ 1,778   $ 1,877   $ 1,824   $ 1,822
-------------------------------------------------------------------------------------------------------
Average net assets (in millions)                       $ 1,797   $ 1,851   $ 1,882   $ 1,904   $ 1,779
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     1.20%     0.35%     0.68%     1.16%     3.21%
Total expenses                                            0.67%     0.67%     0.66%     0.69%     0.70%
Expenses after payments and waivers and
reduction to custodian expenses                           0.65%      N/A 5     N/A 5     N/A 5    0.69%

1.     Per share amounts calculated based on the average shares outstanding during the period.

2.     Less than $0.005 per share.

3.     Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.

4.     Annualized for periods of less than one full year.

5.     Reduction to custodian expenses less than 0.01%.

FINANCIAL HIGHLIGHTS

YEAR ENDED JUNE 30,                         2005     2004      2003      2002     2001
---------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------
Net asset value, beginning of period      $ 1.00   $ 1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain      .01 1     -- 2     .01       .02      .05
---------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment income        (.01)      -- 2    (.01)     (.02)    (.05)
Distributions from net realized gain          --       --        --        -- 2     --
                                          ---------------------------------------------
Total dividends and/or distributions
to shareholders                             (.01)      -- 2    (.01)     (.02)    (.05)
---------------------------------------------------------------------------------------
Net asset value, end of period            $ 1.00   $ 1.00   $  1.00   $  1.00  $  1.00
                                          =============================================

---------------------------------------------------------------------------------------
TOTAL RETURN 3                              1.45%    0.48%     1.15%     1.92%    5.29%
---------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------
Net assets, end of period (in millions)   $1,226   $1,428   $ 1,776   $ 1,548  $ 1,458
---------------------------------------------------------------------------------------
Average net assets (in millions)          $1,360   $1,628   $ 1,744   $ 1,585  $ 1,367
---------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                       1.41%    0.49%     1.14%     1.90%    5.13%
Total expenses                              0.73%    0.71%     0.70%     0.71%    0.73%
Expenses after payments and waivers and
reduction to custodian expenses              N/A 5   0.60%     0.38%     0.63%     N/A 5

1.     Per share amounts calculated based on the average shares outstanding during the period.

2.     Less than $0.005 per share.

3.     Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.

4.     Annualized for periods of less than one full year.

5.     Reduction to custodian expenses less than 0.01%.

INFORMATION AND SERVICES

For More Information on Centennial Money Market Trust, Centennial Tax Exempt Trust and
Centennial Government Trust

The following additional information about each Trust is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION.  Each document includes additional information about each Trust's investment policies, risks, and operations.  It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS.  Additional information about each Trust's investments and performance is available in each Trust's Annual and Semi-Annual Reports to shareholders.
The Annual Report includes a discussion of market conditions and investment strategies that significantly affected each Trust's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and Semi-Annual
Reports, the notice explaining the Trusts' privacy policy and other information about each
Trust or your account:

---------------------------------------------------------------------------------
By Telephone:                            Call Shareholder Services, Inc.
                                         toll-free:
                                         1.800.525.9310
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
By Mail:                                 Write to:
                                         Shareholder Services, Inc.
                                         P.O. Box 5143
                                         Denver, Colorado 80217-5143
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
On the Internet:                         You can request these documents by
                                         e-mail or through the OppenheimerFunds
                                         website.  You may also read or
                                         download certain documents on the
                                         OppenheimerFunds website at:
                                         www.oppenheimerfunds.com
---------------------------------------------------------------------------------

Information about each Trust including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on
the operation of the Public Reference Room may be obtained by calling the SEC at
1.202.942.8090.  Reports and other information about the Trust are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about each Trust or to make any representations about each Trust other than what is contained in this Prospectus. This
Prospectus is not an offer to sell shares of the Trust, nor a solicitation of an offer to buy shares of each Trust, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

                                             The Trust's shares are distributed by:
The Trust's SEC File No.: 811-02945          Centennial Asset Management Corporation
                    811-03104
                    811-03391
PR0152.001.1005
Printed on recycled paper

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL MONEY MARKET TRUST

      Graphic material included in Prospectus of Centennial Money Market Trust (the
"Trust") under the heading:  "Annual Total Returns (as of 12/31 each year)."

      Bar chart will be included in the Prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the past 10 full calendar years.  Set forth below are the relevant data points that will appear on the bar chart.

--------------------------------------------------------------------
Calendar Year Ended:             Annual Total Returns
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/94                         3.77%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/95                         5.46%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/96                         4.94%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/97                         5.10%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/98                         5.09%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/99                         4.72%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/00                         5.95%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/01                         3.70%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/02                         1.37%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/03                         0.89%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/04                         0.77%
--------------------------------------------------------------------

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL TAX EXEMPT TRUST

      Graphic material included in Prospectus of Centennial Tax Exempt Trust (the "Trust")
under the heading:  "Annual Total Returns (as of 12/31 each year)."

      Bar chart will be included in the Prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the past 10 full calendar years.  Set forth below are the relevant data points that will appear on the bar chart.

--------------------------------------------------------------------
Calendar Year Ended:             Annual Total Returns
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/94                         2.30%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/95                         3.47%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/96                         3.00%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/97                         3.11%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/98                         2.91%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/99                         2.60%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/00                         3.42%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/01                         2.23%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/02                         0.80%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/03                         0.46%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/04                         0.59%
--------------------------------------------------------------------

APPENDIX TO THE PROSPECTUS OF
CENTENNIAL GOVERNMENT TRUST

      Graphic material included in Prospectus of Centennial Government Trust (the "Trust")
under the heading:  "Annual Total Returns (as of 12/31 each year)."

      Bar chart will be included in the Prospectus of the Trust depicting the annual total returns of a hypothetical investment in shares of the Trust for the past 10 full calendar years.  Set forth below are the relevant data points that will appear on the bar chart.

--------------------------------------------------------------------
Calendar Year Ended:             Annual Total Returns
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/94                         3.71%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/95                         5.26%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/96                         4.72%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/97                         4.86%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/98                         4.84%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/99                         4.43%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/00                         5.71%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/01                         3.54%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/02                         1.35%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/03                         0.77%
--------------------------------------------------------------------
--------------------------------------------------------------------
12/31/04                         0.67
--------------------------------------------------------------------

------------------------------------------------------------------------------
Centennial Tax Exempt Trust
------------------------------------------------------------------------------

6803 South Tucson Way, Centennial, Colorado 80112
1.800.525.9310

Statement of Additional Information dated October 14, 2005.

      This Statement of Additional Information is not a prospectus.  This document contains additional information about the Trust and supplements information in the Prospectus dated October 14, 2005.  It should be read together with the Prospectus, which may be obtained by writing to the Trust's
Transfer Agent, Shareholder Services, Inc., at P.O. Box 5143, Denver,
Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.

Contents

Page
About the Trust
Additional Information about the Trust's Investment Policies and Risks........
     The Trust's Investment Policies..........................................
     Other Investment Strategies..............................................
     Other Investment Restrictions............................................
      Disclosure of Portfolio Holdings........................................
How the Trust is Managed......................................................
     Organization and History.................................................
      Board of Trustees and Oversight Committees..............................
     Trustees and Officers of the Trust.......................................
     The Manager..............................................................
Service Plan..................................................................
Performance of the Trust......................................................

About Your Account
How To Buy Shares.............................................................
How To Sell Shares............................................................
How To Exchange Shares........................................................
Dividends and Taxes...........................................................
Additional Information About the Trust........................................

Financial Information About the Trust
Independent Registered Public Accounting Firm's Report........................
Financial Statements..........................................................

Appendix A: Description of Securities Ratings..............................A-1
Appendix B: Municipal Bond Industry Classifications........................B-1

 -------------------------------------------------------------------------------
 ABOUT THE TRUST
 -------------------------------------------------------------------------------

Additional Information About the Trust's Investment Policies and Risks

The investment objective and the principal investment policies of the Trust are described in the Prospectus.  This Statement of Additional Information
contains supplemental information about those policies and the types of securities that the Trust's investment manager, Centennial Asset Management
Corporation, (referred to as, the "Manager") will select for the Trust.
Additional explanations are also provided about the strategies the Trust may use to try to achieve its objective.

The Trust's Investment Policies. The composition of the Trust's portfolio and the techniques and strategies that the Trust's Manager uses in selecting portfolio securities will vary over time.  The Trust is not required to use all of the investment techniques and strategies described below at all times in seeking its goal.  It may use some of the special investment techniques and strategies at some times or not at all.

      The Trust does not make investments with the objective of seeking capital growth. However, the values of the securities held by the Trust may be affected by changes in general interest rates and other factors, prior to their maturity. Because the current values of debt securities vary inversely with changes in prevailing interest rates, if interest rates increase after a security is purchased, that security will normally fall in value.
Conversely, should interest rates decrease after a security is purchased, normally its value will rise.

      However, those fluctuations in value will not generally result in realized gains or losses to the Trust unless the Trust sells the security prior to the security's maturity. A debt security held to maturity is redeemable by its issuer at full principal value plus accrued interest. The
Trust does not usually intend to dispose of securities prior to their maturity, but may do so for liquidity purposes, or because of other factors affecting the issuer that cause the Manager to sell the particular security.
In that case, the Trust could realize a capital gain or loss on the sale.

      There are variations in the credit quality of municipal securities, both within a particular rating classification and between classifications.
These variations depend on numerous factors. The yields of municipal securities depend on a number of factors, including general conditions in the municipal securities market, the size of a particular offering, the maturity of the obligation and rating (if any) of the issue. These factors are discussed in greater detail below.

Municipal Securities.  The types of municipal securities in which the Trust may invest are described in the Prospectus under "About the Trust's
Investments." Municipal securities are generally classified as general obligation bonds, revenue bonds and notes. A discussion of the general characteristics of these principal types of municipal securities follows below.

      |X|   Municipal Bonds.  We have classified municipal securities having a maturity (when the security is issued) of more than one year as "municipal bonds." The principal classifications of long-term municipal bonds are
"general obligation" and "revenue" (including "industrial development")
bonds. They may have fixed, variable or floating rates of interest, as described below.

      Some bonds may be "callable," allowing the issuer to redeem them before their maturity date. To protect bondholders, callable bonds may be issued with provisions that prevent them from being called for a period of time.
Typically, that is 5 to 10 years from the issuance date.  When interest rates decline, if the call protection on a bond has expired, it is more likely that the issuer may call the bond.  If that occurs, the Trust might have to reinvest the proceeds of the called bond in bonds that pay a lower rate of return.

o     General Obligation Bonds.  The basic security behind general obligation bonds is the issuer's pledge of its full faith and credit and taxing power, if any, for the repayment of principal and the payment of interest. Issuers of general obligation bonds include states, counties, cities, towns, and regional districts.  The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The rate of taxes that can be levied for the payment of debt service on these bonds may be limited or unlimited. Additionally, there may be limits as to the rate or amount of special assessments that can be levied to meet these obligations.

o     Revenue Bonds.  The principal security for a revenue bond is generally the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise tax or other specific revenue source.  Revenue bonds are issued to finance a wide variety of capital projects. Examples include electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities;
and hospitals.

      Although the principal security for these types of bonds may vary from bond to bond, many provide additional security in the form of a debt service reserve fund that may be used to make principal and interest payments on the issuer's obligations.  Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects.  Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

o     Industrial Development Bonds.  Industrial development bonds are considered municipal bonds if the interest paid is exempt from federal income tax. They are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control.  These bonds may also be used to finance public facilities such as airports, mass transit systems, ports, and parking.  The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed by the bond as security for those payments.

o     Private Activity Municipal Securities.  The Tax Reform Act of 1986 (the
"Tax Reform Act") reorganized, as well as amended, the rules governing tax exemption for interest on certain types of municipal securities.  The Tax
Reform Act generally did not change the tax treatment of bonds issued in order to finance governmental operations.  Thus, interest on general obligation bonds issued by or on behalf of state or local governments, the proceeds of which are used to finance the operations of such governments, continues to be tax-exempt.  However, the Tax Reform Act limited the use of tax-exempt bonds for non-governmental (private) purposes.  More stringent restrictions were placed on the use of proceeds of such bonds.  Interest on certain private activity bonds is taxable under the revised rules.  There is an exception for "qualified" tax-exempt private activity bonds, for example, exempt facility bonds including certain industrial development bonds, qualified mortgage bonds, qualified Section 501(c)(3) bonds, and qualified student loan bonds. Normally, the Trust will not invest more than 20% of its total assets in private activity municipal securities or other taxable investments.

      In addition, limitations as to the amount of private activity bonds which each state may issue were revised downward by the Tax Reform Act, which will reduce the supply of such bonds.  The value of the Trust's portfolio could be affected if there is a reduction in the availability of such bonds.

      Interest on certain private activity bonds issued after August 7, 1986, which continues to be tax-exempt, will be treated as a tax preference item subject to the alternative minimum tax (discussed below) to which certain taxpayers are subject. The Trust may hold municipal securities the interest on which (and thus a proportionate share of the exempt-interest dividends paid by the Trust) will be subject to the federal alternative minimum tax on individuals and corporations.

      The federal alternative minimum tax is designed to ensure that all persons who receive income pay some tax, even if their regular tax is zero.
This is accomplished in part by including in taxable income certain tax preference items that are used to calculate alternative minimum taxable income.  The Tax Reform Act made tax-exempt interest from certain private activity bonds a tax preference item for purposes of the alternative minimum tax on individuals and corporations.  Any exempt-interest dividend paid by a regulated investment company will be treated as interest on a specific private activity bond to the extent of the proportionate relationship the interest the investment company receives on such bonds bears to all its exempt interest dividends.

      In addition, corporate taxpayers subject to the alternative minimum tax may, under some circumstances, have to include exempt-interest dividends in calculating their alternative minimum taxable income. That could occur in situations where the "adjusted current earnings" of the corporation exceeds its alternative minimum taxable income.

      To determine whether a municipal security is treated as a taxable private activity bond, it is subject to a test for: (a) a trade or business use and security interest, or (b) a private loan restriction. Under the trade or business use and security interest test, an obligation is a private activity bond if: (i) more than 10% of the bond proceeds are used for private business purposes and (ii) 10% or more of the payment of principal or interest on the issue is directly or indirectly derived from such private use or is secured by the privately used property or the payments related to the use of the property. For certain types of uses, a 5% threshold is substituted for this 10% threshold.

      The term "private business use" means any direct or indirect use in a trade or business carried on by an individual or entity other than a state or municipal governmental unit.  Under the private loan restriction, the amount of bond proceeds that may be used to make private loans is limited to the lesser of 5% or $5.0 million of the proceeds.  Thus, certain issues of municipal securities could lose their tax-exempt status retroactively if the issuer fails to meet certain requirements as to the expenditure of the proceeds of that issue or the use of the bond-financed facility. The Trust makes no independent investigation of the users of such bonds or their use of proceeds of the bonds.  If the Trust should hold a bond that loses its tax-exempt status retroactively, there might be an adjustment to the tax-exempt income previously distributed to shareholders.

      Additionally, a private activity bond that would otherwise be a qualified tax-exempt private activity bond will not, under Internal Revenue
Code Section 147(a), be a qualified bond for any period during which it is held by a person who is a "substantial user" of the facilities or by a
"related person" of such a substantial user.  This "substantial user"
provision applies primarily to exempt facility bonds, including industrial development bonds. The Trust may invest in industrial development bonds and other private activity bonds. Therefore, the Trust may not be an appropriate investment for entities which are "substantial users" (or persons related to
"substantial users") of such exempt facilities. Those entities and persons should consult their tax advisers before purchasing shares of the Trust.

      A "substantial user" of such facilities is defined generally as a
"non-exempt person who regularly uses part of a facility" financed from the proceeds of exempt facility bonds.  Generally, an individual will not be a
"related person" under the Internal Revenue Code unless such individual or the individual's immediate family (spouse, brothers, sisters and immediate descendants) own directly or indirectly in the aggregate more than 50% in value of the equity of a corporation or partnership which is a "substantial user" of a facility financed from the proceeds of exempt facility bonds.

      |X|   Municipal Notes.  Municipal securities having a maturity (when the security is issued) of one year or less are generally known as municipal notes. Municipal notes generally are used to provide for short-term working capital needs. Some of the types of municipal notes the Trust can invest in are described below.

o     Tax Anticipation Notes.  These are issued to finance working capital needs of municipalities.  Generally, they are issued in anticipation of various seasonal tax revenue, such as income, sales, use or other business taxes, and are payable from these specific future taxes.

o     Revenue Anticipation Notes.  These are notes issued in expectation of receipt of other types of revenue, such as federal revenues available under federal revenue-sharing programs.

o     Bond Anticipation Notes.  Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged.  The long-term bonds that are issued typically also provide the money for the repayment of the notes.

o     Construction Loan Notes.  These are sold to provide project construction financing until permanent financing can be secured.  After successful completion and acceptance of the project, it may receive permanent financing through public agencies, such as the Federal Housing Administration.

      |X|   Tax Exempt Commercial Paper.  This type of short-term obligation
(usually having a maturity of 270 days or less) is issued by a municipality to meet current working capital needs.

      |X|   Municipal Lease Obligations.  The Trust's investments in
municipal lease obligations may be through certificates of participation that are offered to investors by public entities. Municipal leases may take the form of a lease or an installment purchase contract issued by a state or local government authority to obtain funds to acquire a wide variety of equipment and facilities.

      Some municipal lease securities may be deemed to be "illiquid"
securities. Their purchase by the Trust would be limited as described in the prospectus in "Illiquid Securities." From time to time the Trust may invest more than 5% of its net assets in municipal lease obligations that the
Manager has determined to be liquid under guidelines set by the Board of
Trustees. Those guidelines require the Manager to evaluate:
o     the frequency of trades and price quotations for such securities;
o     the number of dealers or other potential buyers willing to purchase or sell such securities;
o     the availability of market-makers; and
o     the nature of the trades for such securities.

      Municipal leases have special risk considerations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation.  However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for that purpose on a yearly basis.  While the obligation might be secured by the lease, it might be difficult to dispose of that property in case of a default.

      Projects financed with certificates of participation generally are not subject to state constitutional debt limitations or other statutory requirements that may apply to other municipal securities.  Payments by the public entity on the obligation underlying the certificates are derived from available revenue sources. That revenue might be diverted to the funding of other municipal service projects.  Payments of interest and/or principal with respect to the certificates are not guaranteed and do not constitute an obligation of a state or any of its political subdivisions.

      In addition to the risk of "non-appropriation," municipal lease securities do not have as highly liquid a market as conventional municipal bonds. Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment of interest or repayment of principal by the issuer. The ability of issuers of municipal leases to make timely lease payments may be adversely affected in general economic downturns and as relative governmental cost burdens are reallocated among federal, state and local governmental units.  A default in payment of income would result in a reduction of income to the Trust. It could also result in a reduction in the value of the municipal lease and that, as well as a default in repayment of principal, could result in a decrease in the net asset value of the Trust.
While the Trust holds such securities, the Manager will also evaluate the likelihood of a continuing market for these securities and their credit quality.

|X|   Floating Rate/Variable Rate Obligations.  The Trust may invest in instruments with floating or variable interest rates.  The interest rate on a floating rate obligation is based on a stated prevailing market rate, such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank certificates of deposit, or some other standard.
The rate on the investment is adjusted automatically each time the market rate is adjusted.  The interest rate on a variable rate obligation is also based on a stated prevailing market rate but is adjusted automatically at a specified interval.  Some variable rate or floating rate obligations in which the Trust may invest have a demand feature entitling the holder to demand payment of an amount approximately equal to the amortized cost of the instrument or the principal amount of the instrument plus accrued interest at any time, or at specified intervals not exceeding the maximum time permitted under Rule 2a-7 (which is currently 397 days).  These notes may or may not be backed by bank letters of credit.

      Variable rate demand notes may include master demand notes, which are obligations that permit the Trust to invest fluctuating amounts in a note.
The amount may change daily without penalty, pursuant to direct arrangements between the Trust, as the note purchaser, and the issuer of the note.  The interest rates on these notes fluctuate from time to time.  The issuer of this type of obligation normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the obligation plus accrued interest.  The issuer must give a specified number of days' notice to the holders of those obligations.  Generally, the changes in the interest rate on those securities reduce the fluctuation in their market value.  As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations having the same maturity.

      Because these types of obligations are direct lending arrangements between the note purchaser and issuer of the note, these instruments generally will not be traded.  Generally, there is no established secondary market for these types of obligations, although they are redeemable from the issuer at face value.  Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Trust's right to redeem them is dependent on the ability of the note issuer to pay principal and interest on demand.  These types of obligations usually are not rated by credit rating agencies.  The Trust may invest in obligations that are not rated only if the Manager determines at the time of investment that they are Eligible Securities.  The Manager, on behalf of the Trust, will monitor the creditworthiness of the issuers of the floating and variable rate obligations in the Trust's portfolio on an ongoing basis.  There is no limit on the amount of the Trust's assets that may be invested in floating rate and variable rate obligations that meet the requirements of Rule 2a-7.

|X|   When-Issued and Delayed Delivery Transactions.  As stated in the
Prospectus, the Trust may invest in municipal securities on a "when-issued"
or "delayed delivery" basis. Payment for and delivery of the securities shall not exceed 120 days from the date the offer is accepted.  The purchase price and yield are fixed at the time the buyer enters into the commitment.  During the period between the time of commitment and settlement, no payment is made by the Trust to the issuer and no interest accrues to the Trust from this investment.  However, the Trust intends to be as fully invested as possible and will not invest in when-issued securities if its income or net asset value will be materially adversely affected.  At the time the Trust makes the commitment to purchase a municipal security on a when-issued basis, it will record the transaction on its books and reflect the value of the security in determining its net asset value.  It will also segregate cash or other liquid high quality Securities equal in value to the commitment for the when-issued securities.  While when-issued securities may be sold prior to settlement date, the Trust intends to acquire the securities upon settlement unless a prior sale appears desirable for investment reasons.  There is a risk that the yield available in the market when delivery occurs may be higher than the yield on the security acquired.

|X|   Tender Option Bond Programs. The Trust may also invest a significant portion of its assets in tender option bond programs. Tender option bond programs are a type of municipal bond derivative security that provide for tax-free income at a variable rate. In such programs, high quality longer-term municipal bonds are held inside a trust and varying economic interests in the bonds are created and sold to investors. One class of investors earns interest at a rate based on current short-term tax-exempt interest rates and may tender its holdings at par to the program sponsor at agreed upon intervals. This share class is an eligible security for municipal money market fund investments. A second class of investors has a residual income interest (earning any net income produced by the underlying bonds that exceeds the variable income paid to the other class of investors) and bears the risk that the underlying bonds decline in value due to changes in market interest rates. The Funds do not invest in this second class of shares. Under the terms of such programs, both investor classes bear the risk of loss that would result from a default on the underlying bonds as well as from other potential, yet remote, credit ot structural events.

|X|   Ratings of Securities - Portfolio Quality, Maturity and
Diversification.  Under Rule 2a-7 of the Investment Company Act of 1940
("Investment Company Act"), the Trust uses the amortized cost method to value its portfolio securities to determine the Trust's net asset value per share.
Rule 2a-7 imposes requirements for the maturity, quality and diversification of the securities which the Trust buys.  The Trust may purchase only those securities that the Manager, under procedures approved by the Board of
Trustees, has determined have minimal credit risk and, as such, are "eligible securities."

o     Quality.  Eligible securities are securities that have received a rating in one of the two highest short-term rating categories by a rating organization.  Rating organizations are designated by the SEC.  Eligible securities may be "first tier" or "second tier" securities.  First tier securities are those that have received a rating in the highest category for short term debt obligations by at least two rating organizations.  If only one rating organization has rated the security, it must be rated in the highest category for that rating organization.  U.S. government securities and securities issued by a registered money market mutual fund are also first tier securities.

         The Trust may also buy second tier "conduit securities."  These eligible securities are securities rated by rating organizations but are not first tier securities.  Conduit securities are municipal securities such as industrial development or revenue bonds issued to finance non-government projects.  The payment of the principal and interest on a conduit security is not the obligation of the municipal issuer, but is the obligation of another person who is ultimately responsible for the payment of principal and interest, such as the user of the facility.  The Trust may not invest more than 5% of its total assets in second tier conduit securities.

         The Trust may also buy unrated securities that the Manager determines are comparable in quality to a first or second tier security by applying certain criteria established by the Board to determine its creditworthiness.  These criteria require a high quality short term or long-term rating (depending on the security) from a rating organization.
Unrated securities the Trust may buy include asset backed securities and securities subject to "demand features" or "guarantees."

         The Trust may purchase a security subject to a guarantee if the guarantee is an eligible security or a first tier security. The trust may also purchase a security subject to a "conditional" demand feature if the demand feature is an eligible security and the Manager has decided that the conditional demand feature meets the requirements imposed by Rule 2a-7.

      If a security's rating is downgraded, the Manager or the Board of
Trustees may have to reassess the security's credit risk.  If a security is downgraded, the Manager or the Board of Trustees will promptly reassess whether the security continues to present minimal credit risk, reassess the status of the security as an "eligible security," and take such actions as is appropriate. If the Trust disposes of the security within five days of the
Manager learning of the downgrade, the Manager will provide the Board of
Trustees with subsequent notice of such downgrade.  If a security is in default, or ceases to be an eligible security, or is determined no longer to present minimal credit risks, the Board of Trustees must determine whether it would be in the best interests of the Trust to dispose of the security.

o     Diversification.  With respect to 75% of its total assets, the Trust cannot invest more than 5% of its total assets in securities issued by one
issuer.   It cannot invest more than 5% of its total assets in securities of one issuer unless the security is a first tier security.  The Trust also cannot invest more than 1% of its total assets or $1.0 million, whichever is greater, in second tier securities of one issuer.  For diversification purposes, the Trust is considered to have purchased the security underlying a repurchase agreement if the repurchase agreement is fully collateralized.
For a refunded security, the Trust is considered to have the U.S. government securities underlying the refunded security.  For conduit securities, the
Trust considers the issuer to be the person ultimately responsible for payment of the obligation.  If the Trust buys an asset backed security, the issuer of the security is deemed to be the "special purpose" entity which issued the security.  A special purpose entity is an entity which is organized solely for the purpose of issuing asset backed securities.  If the asset backed securities issued by the special purpose entity include the obligations of another person or another special purpose entity and those obligations amount to 10% or more of the asset backed securities the Trust buys, that other person or entity is considered to be the issuer of a pro rata percentage of the asset backed security.

         The Trust may buy a security subject to a demand feature or guarantee.  In this case, with respect to 75% of its total assets, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees issued by the same issuer.  If the demand feature or guarantee is a second tier security, the Trust may not invest more than 5% of its total assets in securities subject to demand features or guarantees from the same issuer.  And, the Trust may not invest more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.  However, if the demand feature or guarantee is issued by a person who is a non-controlled person, the Trust does not have to limit its investments to no more than 10% of its total assets in securities issued by or subject to demand features or guarantees from the same issuer.

o     Maturity.  The Trust must maintain a dollar-weighted average portfolio maturity of not more than 90 days, and the maturity of any single security must not be in excess the maximum permitted maturity under Rule 2a-7 which is currently 397 days from the date of purchase.  The Trust also may buy adjustable and floating rate securities, enter into repurchase agreements and lend portfolio securities.  Rule 2a-7 defines how the maturities of these securities are determined.

o     Demand Features and Guarantees.  Demand features and guarantees and some of their uses are described in the Prospectus.  The Trust also uses demand features and guarantees to satisfy the maturity, quality and diversification requirements described above.  The Trust considers the person which issues the demand feature as the person to whom the Trust will look for payment.  An unconditional demand feature is considered a guarantee and the
Trust looks to the person making the guarantee for payment of the obligation of the underlying security.

         The Trust may obtain a demand feature from the seller to repurchase the securities that entitles the Trust to achieve same day settlement from the repurchaser and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise.  Another type of demand feature enables the Trust to sell the underlying security within a specified period of time at a fixed exercise price.  The Trust may pay for demand features either separately in cash or by paying a higher price for the securities acquired subject to the demand features.  The Trust will enter into these transactions only with banks and dealers which, in the Manager's opinion, present minimal credit risks.  The
Trust's purchases of demand features are subject to the provisions of Rule
2a-7 under the Investment Company Act.

      The Trust's ability to exercise a demand feature or guarantee will depend on the ability of the bank or dealer to pay for the securities if the demand feature or guarantee is exercised.  If the bank or dealer should default on its obligation, the Trust might not be able to recover all or a portion of any loss sustained from having to sell the security elsewhere.
Demand features and guarantees are not transferable by the Trust, and therefore terminate if the Trust sells the underlying security to a third party.  The Trust intends to enter into these arrangements to facilitate portfolio liquidity, although such arrangements may enable the Trust to sell a security at a pre-arranged price which may be higher than the prevailing market price at the time the demand feature or guarantee is exercised. Any considerations paid by the Trust for the demand feature (which increases the cost of the security and reduces the yield otherwise available for the security) will be reflected on the Trust's books as unrealized depreciation while the demand feature or guarantee is held, and a realized gain or loss when demand feature is exercised or expires.

Other Investment Strategies

|X|   Repurchase Agreements.  In a repurchase transaction, the Trust acquires a security from, and simultaneously resells it to, an approved vendor (a U.S.
commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion or a broker-dealer with a net capital of at least $50 million and which has been designated a primary dealer in government securities). They must meet credit requirements set by the Manager from time to time.  The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect.  The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase.  Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security.  The Trust's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.  Additionally, the Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission, the Trust, along with other affiliated entities managed by the
Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

|X|   Bank Loan Participation Agreements.  The Trust may invest in bank loan participation agreements, subject to the investment limitation set forth in the Prospectus as to investments in illiquid securities.  Participation agreements provide an undivided interest in a loan made by the bank issuing the participation interest in the proportion that the buyer's investment bears to the total principal amount of the loan.  Under this type of arrangement, the issuing bank may have no obligation to the buyer other than to pay principal and interest on the loan if and when received by the bank.
Thus, the Trust must look to the creditworthiness of the borrower, which is obligated to make payments of principal and interest on the loan.  If the borrower fails to pay scheduled principal or interest payments, the Trust may experience a reduction in income.

|X|   Diversification.  For purposes of diversification under the Investment
Company Act, and the Trust's investment restrictions, the identification of the issuer of a Municipal Bond or Note depends on the terms and conditions of the security.  When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer.  Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer.  If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and is to be treated as an issue of such government or other entity. Conduit securities are deemed to be issued by the person ultimately responsible for payments of interest and principal on the security.

Other Investment Restrictions

      |X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Trust has adopted to govern its investments that can be changed only by the vote of a "majority" of the Trust's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o     more than 50% of the outstanding shares.

      The Trust's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional
Information are "fundamental" only if they are identified as such.  The
Trust's Board of Trustees can change non-fundamental policies without shareholder approval.  However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this
Statement of Additional Information, as appropriate. The Trust's most significant investment policies are described in the Prospectus.

|X|   Does the Trust Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Trust.

o     The Trust cannot make loans, except by purchasing debt obligations in accordance with its investment policies as approved by the Board, or by entering into repurchase agreements, or by lending portfolio securities in accordance with applicable regulations;

o     The Trust cannot borrow money except as a temporary measure for extraordinary or emergency purposes, and then only up to 10% of the value of its assets; no more than 10% of the Trust's net assets may be pledged, mortgaged or assigned to secure a debt; no investments may be made while outstanding borrowings, other than by means of reverse repurchase agreements (which are not
           considered borrowings under this restriction), exceed 5% of its assets;

o     The Trust cannot invest more than 5% of the value of its total assets taken at market value in the securities of any one issuer (not including the U.S. government or its agencies or
           instrumentalities, whose securities may be purchased without limitation for defensive purposes);

o     The Trust cannot purchase more than 10% of the outstanding voting securities of any one issuer or invest in companies for the purpose of exercising control;

o     The Trust cannot invest in commodities or commodity contracts or invest in interests in oil, gas or other mineral exploration or
           development programs;

o     The Trust cannot invest in real estate; however the Trust may purchase municipal bonds or notes secured by interests in real estate;

o     The Trust cannot make short sales of securities or purchase securities on margin, except for short-term credits necessary for the clearance of purchases and sales of portfolio securities;

o     The Trust cannot invest in or hold securities of any issuer if those officers and trustees or directors of the Trust or its advisor who beneficially own individually more than 0.5% of the securities of such issuer together own more than 5% of the securities of such issuer;

o     The Trust cannot underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter for purposes of the Securities Act of 1933;

o     The Trust cannot invest in securities of other investment companies except as they may be acquired as part of a merger, consolidation or acquisition of assets;

o     The Trust cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Trust are designated as segregated, or margin, collateral or escrow
           arrangements are established, to cover the related obligations; or

o     The Trust cannot invest 25% or more of its total assets in any one industry; however, for the purposes of this restriction, municipal securities and U.S. government obligations are not considered to be part of any single industry.

      Except for the fundamental investment restriction regarding the Trust's borrowing policy, unless the Prospectus or this Statement of Additional
Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Trust makes an investment. The Trust need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Trust.

      For purposes of the Trust's policy not to concentrate its investments in securities of issuers, the Trust has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information.  This is not a fundamental policy.

Disclosure of Portfolio Holdings.  The Trust has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of OppenheimerFunds Inc.,
Distributor, Sub-Distributor and Transfer Agent.  These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Trust's investment program or enable third parties to use that information in a manner that is harmful to the Trust.

o     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
         Fund's fiscal quarters in semi-annual and annual reports to shareholders, or in its Statements of Investments on Form N-Q, which are publicly available at the Securities and Exchange Commission
         ("SEC").

      Until publicly disclosed, the Trust's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing the Trust's shareholders with information about their
Trust's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Trust's portfolio holdings information could attempt to use that information to trade ahead of or against the Trust, which could negatively affect the prices the Trust is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Trust's behalf.

      The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Trust or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure the
Trust's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Trust's Board shall not be deemed to be "compensation" or "consideration" for these purposes.  It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Trust.

      A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of the Trust's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below.
If the Trust's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
      Trust portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
      Portfolio and Legal departments must approve the completed request for release of Trust portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Trust's holdings confidential and agreeing not to trade directly or indirectly based on the information.

      The Trust's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the
Trust's Board, or as an employee, officer and/or trustee of the Manager,
Distributor, Sub-Distributor or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Trust's Manager, Distributor and Transfer Agent who
      need to have access to such information (as determined by senior officers of such entity),
o     The Trust's certified public accountants and independent registered public accounting firm,
o     Members of the Trust's Board and the Board's legal counsel,
o     The Trust's custodian bank,
o     A proxy voting service designated by the Trust and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations, if securities are not priced by the Trust's regular pricing services).

      Portfolio holdings information of the Trust may be provided, under limited circumstances, to brokers and/or dealers with whom the Trust trades and/or entities that provide investment coverage and/or analytical information regarding the Trust's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity.  Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1- 2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Trust.  Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's
Security Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
      (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Trust are not priced by the fund's regular pricing services)
o     Dealers to obtain price quotations where the fund is not identified as the owner

      Portfolio holdings information (which may include information on the
Trust's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
Manager, Distributor, Sub-Distributor or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),
o     To potential sub-advisors of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements)

      Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

      The Trust's shareholders may, under unusual circumstances (such as a lack of liquidity in the Trust's portfolio to meet redemptions), receive redemption proceeds of their Trust shares paid as pro rata shares of securities held in the Trust's portfolio.  In such circumstances, disclosure of the Trust's portfolio holdings may be made to such shareholders.

      The Chief Compliance Officer of the Trust and the Manager, Distributor,
Sub-Distributor and Transfer Agent (the "CCO") shall oversee the compliance by the Manager, Distributor, Sub-Distributor Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Trust's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Trust has been made during the preceding year pursuant to these policies. The CCO shall report to the Trust's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Manager and/or the Trust have entered into ongoing arrangements to make available information about the Trust's portfolio holdings.  One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

          ---------------------------------------------------------
          A.G. Edwards & Sons           Keijser Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABG Securities                Kempen & Co. USA Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          ABN AMRO                      Kepler Equities/Julius
                                        Baer Sec
          ---------------------------------------------------------
          ---------------------------------------------------------
          Advest                        KeyBanc Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          AG Edwards                    Leerink Swan
          ---------------------------------------------------------
          ---------------------------------------------------------
          American Technology Research  Legg Mason
          ---------------------------------------------------------
          ---------------------------------------------------------
          Auerbach Grayson              Lehman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Banc of America Securities    Lehman Brothers
          ---------------------------------------------------------
          ---------------------------------------------------------
          Barclays                      Lipper
          ---------------------------------------------------------
          ---------------------------------------------------------
          Baseline                      Loop Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bear Stearns                  MainFirst Bank AG
          ---------------------------------------------------------
          ---------------------------------------------------------
          Belle Haven                   Makinson Cowell US Ltd
          ---------------------------------------------------------
          ---------------------------------------------------------
          Bloomberg                     Maxcor Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          BNP Paribas                   Merrill
          ---------------------------------------------------------
          ---------------------------------------------------------
          BS Financial Services         Merrill Lynch
          ---------------------------------------------------------
          ---------------------------------------------------------
          Buckingham Research Group     Midwest Research
          ---------------------------------------------------------
          ---------------------------------------------------------
          Caris & Co.                   Mizuho Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          CIBC World Markets            Morgan Stanley
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup                     Morningstar
          ---------------------------------------------------------
          ---------------------------------------------------------
          Citigroup Global Markets      Natexis Bleichroeder
          ---------------------------------------------------------
          ---------------------------------------------------------
          Collins Stewart               Ned Davis Research Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          Craig-Hallum Capital Group LLCNomura Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Agricole Cheuvreux     Pacific Crest
          N.A. Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Credit Suisse First Boston    Pacific Crest Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Daiwa Securities              Pacific Growth Equities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Davy                          Petrie Parkman
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank                 Pictet
          ---------------------------------------------------------
          ---------------------------------------------------------
          Deutsche Bank Securities      Piper Jaffray Inc.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Dresdner Kleinwort WassersteinPlexus
          ---------------------------------------------------------
          ---------------------------------------------------------
          Emmet & Co                    Prager Sealy & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Empirical Research            Prudential Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Enskilda Securities           Ramirez & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Essex Capital Markets         Raymond James
          ---------------------------------------------------------
          ---------------------------------------------------------
          Exane BNP Paribas             RBC Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Factset                       RBC Dain Rauscher
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fidelity Capital Markets      Research Direct
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fimat USA Inc.                Robert W. Baird
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany                  Roosevelt & Cross
          ---------------------------------------------------------
          ---------------------------------------------------------
          First Albany Corporation      Russell Mellon
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fixed Income Securities       Ryan Beck & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fortis Securities             Sanford C. Bernstein
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fox-Pitt, Kelton              Scotia Capital Markets
          ---------------------------------------------------------
          ---------------------------------------------------------
          Friedman, Billing, Ramsey     SG Cowen & Co.
          ---------------------------------------------------------
          ---------------------------------------------------------
          Fulcrum Global Partners       SG Cowen Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          Garp Research                 Soleil Securities Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          George K Baum & Co.           Standard & Poors
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman                       Stone & Youngberg
          ---------------------------------------------------------
          ---------------------------------------------------------
          Goldman Sachs                 SWS Group
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC                          Taylor Rafferty
          ---------------------------------------------------------
          ---------------------------------------------------------
          HSBC Securities Inc           Think Equity Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ING Barings                   Thomas Weisel Partners
          ---------------------------------------------------------
          ---------------------------------------------------------
          ISI Group                     UBS
          ---------------------------------------------------------
          ---------------------------------------------------------
          Janney Montgomery             Wachovia
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jefferies                     Wachovia Corp
          ---------------------------------------------------------
          ---------------------------------------------------------
          Jeffries & Co.                Wachovia Securities
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan                     Wescott Financial
          ---------------------------------------------------------
          ---------------------------------------------------------
          JP Morgan Securities          William Blair
          ---------------------------------------------------------
          ---------------------------------------------------------
          JPP Eurosecurities            Yieldbook
          ---------------------------------------------------------
          ---------------------------------------------------------
          Keefe, Bruyette & Woods
          ---------------------------------------------------------

How the Trust is Managed

Organization and History.  The Trust is an open-end, diversified management investment company organized as a Massachusetts business trust in 1985, with an unlimited number of authorized shares of beneficial interest.

|X|   Classes  of  Shares.  The Trust  has a single  class of shares of stock.
While  that class has no  designation,  it is deemed to be the  equivalent  of
Class A for purposes of the shareholder  account  policies that apply to Class
A shares of the Oppenheimer funds.

      Shares of the Trust are  freely  transferable.  Each  share has one vote at shareholder  meetings,  with  fractional  shares voting  proportionally  on matters  submitted  to a vote of  shareholders.  There  are no  preemptive  or conversion  rights and shares  participate  equally in the assets of the Trust upon liquidation.

Meetings of Shareholders.  As a Massachusetts business trust, the Trust is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may do so from time to time on important matters or when required to do so by the Investment Company Act or other applicable law.
Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Trust, to remove a Trustee or to take other action described in the Trust's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Trust's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Trust valued at $25,000 or more or constituting at least 1% of the Trust's outstanding shares, whichever is less. The Trustees may also take other action as permitted by the Investment
Company Act.

|X|   Shareholder  and Trustee  Liability.  The  Declaration of Trust contains an express  disclaimer  of  shareholder  or Trustee  liability for the Trust's obligations.  It  also  provides  for  indemnification  and  reimbursement  of expenses  out of the Trust's  property  for any  shareholder  held  personally liable for its  obligations.  The  Declaration  of Trust also states that upon request,  the Trust  shall  assume the  defense  of any claim  made  against a shareholder  for any act or  obligation  of the Trust and  shall  satisfy  any judgment  on  that  claim.  Massachusetts  law  permits  a  shareholder  of  a business  trust  (such  as  the  Trust)  to be  held  personally  liable  as a
"partner"  under  certain  circumstances.  However,  the  risk  that  a  Trust shareholder  will incur  financial  loss from being held liable as a "partner"
of the Trust is limited to the relatively  remote  circumstances  in which the
Trust would be unable to meet its obligations.

      The Trust's contractual arrangements state that any person doing business with the Trust (and each shareholder of the Trust) agrees under its
Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand that may arise out of any dealings with the Trust. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Trust is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Trust's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Review Committee and a
Governance Committee.  The Audit Committee is comprised solely of Independent
Trustees.  The members of the Audit Committee are Edward L. Cameron
(Chairman), George C. Bowen, Robert J. Malone and F. William Marshall, Jr.
The Audit Committee held 7 meetings during the fiscal year ended June 30,
2005. The Audit Committee furnishes the Board with recommendations regarding the selection of the Trust's independent registered public accounting firm
(also referred to as the "independent Auditors"). Other main functions of the
Audit Committee, outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Trust's independent Auditors regarding the Trust's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit
Department; (iv) maintaining a separate line of communication between the
Trust's independent Auditors and the Trustees who are not "interested persons" under the Investment Company Act (the "Independent Trustees");
(v) reviewing the independence of the Trust's independent Auditors; and
(vi) pre-approving the provision of any audit and non-audit services by the
Trust's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Trust; and (vii) reviewing certain reports from and meeting periodically with the Trust's Chief Compliance Officer.

      The members of the Review Committee are Jon S. Fossel (Chairman),
Robert G. Avis, Sam Freedman, Richard F. Grabish and Beverly Hamilton.  The
Review Committee held 6 meetings during the Trust's fiscal year ended June
30, 2005. Among other duties set forth in the Review Committee's Charter, the
Review Committee reports and makes recommendations to the Board concerning the fees paid to the Trust's Transfer Agent and the Manager and the services provided to the Trust by the Transfer Agent and the Manager.  The Review
Committee also reviews the Trust's investment performance as well as the policies and procedures adopted by the Trust to comply with the Investment
Company Act and other applicable law.

The Governance Committee is comprised solely of Independent Trustees. The members of the Governance Committee are, Robert J. Malone (Chairman), William
Armstrong, Beverly L. Hamilton and F. William Marshall, Jr.  The Governance
Committee held 5 meetings during the Trust's fiscal year ended June 30, 2005.

      The Governance Committee has adopted a charter setting forth its duties and responsibilities.  Among other duties, the Governance Committee reviews and oversees the Trust's governance guidelines, the adequacy of the Trust's
Code of Ethics and the nomination of Trustees, including Independent
Trustees.  The Governance Committee has adopted a process for shareholder submission of nominees for board positions. Shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the
Governance Committee's consideration by mailing such information to the
Governance Committee in care of the Trust. The Governance Committee may consider such persons at such time as it meets to consider possible nominees.
The Governance Committee, however, reserves sole discretion to determine which candidates for Trustees and independent Trustees it will recommend to the Board and/or shareholders and it may identify candidates other than those submitted by Shareholders. The Governance Committee may, but need not, consider the advice and recommendation of the Manager and/or its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

      Shareholders who desire to communicate with the Board should address correspondence to the Board or an individual Board member and may submit their correspondence electronically at www.oppenheimerfunds.com under the caption "contact us" or by mail to the Trust at the address above.

Trustees and Officers of the Trust. Except for Messrs. Murphy and Grabish,
each of the Trustees is an "Independent Trustee,"  under the Investment
Company Act. Mr. Grabish is an "Interested Trustee," by virtue of his positions with A.G. Edwards & Sons, Inc. Mr. Grabish, serves as Trustee for only the following funds: Centennial California Tax Exempt Trust, Centennial
Government Trust, Centennial Money Market Trust, Centennial New York Tax
Exempt Trust and Centennial Tax Exempt Trust.  With the exception of Mr.
Grabish, all of the Trustees are also trustees or directors of the following
Oppenheimer/Centennial Funds( referred to as "Board II Funds"):

Oppenheimer Cash Reserves                  Oppenheimer   Principal   Protected
                                           Trust III

Oppenheimer Champion Income Fund           Oppenheimer Real Asset Fund
                                           Oppenheimer  Senior  Floating  Rate

Oppenheimer Capital Income Fund            Fund
Oppenheimer Equity Fund, Inc.              Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                Oppenheimer Variable Account Funds
Oppenheimer International Bond Fund        Panorama Series Fund, Inc.
Oppenheimer Integrity Funds
                                           Centennial  California  Tax  Exempt
Oppenheimer Limited-Term Government Fund   Trust
Oppenheimer Main Street Funds, Inc.        Centennial Government Trust
Oppenheimer Main Street Opportunity Fund   Centennial Money Market Trust
                                           Centennial   New  York  Tax  Exempt
Oppenheimer Main Street Small Cap Fund     Trust
Oppenheimer Municipal Fund                 Centennial Tax Exempt Trust
Oppenheimer Principal Protected Trust
Oppenheimer Principal Protected Trust II

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Trust, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Trust and the other Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the
Distributor.

      Messrs. Bonnell, Gillespie, Murphy, Petersen, Vandehey, Vottiero,
Wixted and Zack, and Mss. Bloomberg and Ives, who are officers of the Trust, hold the same offices with one or more of the other Board II Funds. As of
September 30, 2005 the Trustees and officers of the Trust, as a group, owned of record or beneficially less than 1% of the shares of the Trust. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Board II Funds. In addition, none of the Independent Trustees (nor any of their immediate family members) own securities of either the Manager, Distributor or Sub-Distributor or of any entity directly or indirectly controlling, controlled by or under common control with the Manager, Distributor or Sub-Distributor of the Board
II Funds.

Biographical Information. The Trustees and officers, their positions with the
Trust length of service in such position(s), and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustee's beneficial share ownership in the Trust and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the charts below is 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal  Occupation(s)  During  Past  5   Dollar     Aggregate
                                                                           Dollar
                                                                          Range of
                                                                           Shares
                                                                         Beneficially
                                                                          Owned in
                                                              Range of   any of the
Position(s) Held   Years / Other  Trusteeships/Directorships   Shares    Oppenheimer/Centennial
with the Trust,    Held by  Trustee / Number  of  Portfolios Beneficially   Funds
Length of Service, in Fund  Complex  Currently  Overseen  by  Owned in    Overseen
Age                Trustee                                    the Trust  by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                             As of December 31, 2004
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

William L.         Chairman of the following private         None        Over
Armstrong,         mortgage banking companies: Cherry Creek              $100,000
Chairman of the    Mortgage Company (since 1991),
Board since 2003   Centennial State Mortgage Company (since
and Trustee since  1994), and The El Paso Mortgage Company
2000               (since 1993); Chairman of the following
Age: 68            private companies: Ambassador Media
                   Corporation (since 1984) and Broadway
                   Ventures (since 1984); Director of the
                   following: Helmerich & Payne, Inc. (oil
                   and gas drilling/production company)
                   (since 1992), Campus Crusade for Christ
                   (since 1991) and The Lynde and Harry
                   Bradley Foundation, Inc.  (non-profit
                   organization) (since 2002); former
                   Chairman of the following: Transland
                   Financial Services, Inc. (private
                   mortgage banking company) (1997-2003),
                   Great Frontier Insurance (insurance
                   agency) (1995-2000), Frontier Real
                   Estate, Inc. (residential real estate
                   brokerage) (1994-2000) and Frontier
                   Title (title insurance agency)
                   (1995-2000); former Director of the
                   following: UNUMProvident (insurance
                   company) (1991-2004), Storage Technology
                   Corporation (computer equipment company)
                   (1991-2003) and International Family
                   Entertainment (television channel)
                   (1992-1997); U.S. Senator (January
                   1979-January 1991). Oversees 38
                   portfolios in the OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Avis,    Director and President of A.G. Edwards    None        Over
Trustee since 1990 Capital, Inc. (General Partner of                     $100,000
Age: 74            private equity funds) (until February
                   2001); Chairman, President and Chief
                   Executive Officer of A.G. Edwards
                   Capital, Inc. (until March 2000);
                   Director of A.G. Edwards & Sons, Inc.
                   (brokerage company) (until 2000) and
                   A.G. Edwards Trust Company (investment
                   adviser) (until 2000); Vice Chairman and
                   Director of A.G. Edwards, Inc. (until
                   March 1999); Vice Chairman of A.G.
                   Edwards & Sons, Inc. (until March 1999);
                   Chairman of A.G. Edwards Trust Company
                   (until March 1999) and A.G.E. Asset
                   Management (investment adviser) (until
                   March 1999). Oversees 38 portfolios in
                   the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
George C. Bowen,                                             None        Over
Trustee since 1998 Assistant Secretary and Director of the               $100,000

Age: 69            Manager (December 1991-April 1999);
                   President, Treasurer and Director of
                   Centennial Capital Corporation (June
                   1989-April 1999); Chief Executive
                   Officer and Director of MultiSource
                   Services, Inc. (March 1996-April 1999);
                   Mr. Bowen held several positions with
                   OppenheimerFunds, Inc. and with
                   subsidiary or affiliated companies of
                   OppenheimerFunds, Inc. (September
                   1987-April 1999). Oversees 38 portfolios
                   in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Edward L.          Member of The Life Guard of Mount Vernon  None        Over
Cameron, Trustee   (George Washington historical site)                   $100,000
since 2000         (since June 2000); Director of Genetic
Age: 67            ID, Inc. (biotech company) (March

                   2001-May 2002); Partner at
                   PricewaterhouseCoopers LLP (accounting
                   firm) (July 1974-June 1999); Chairman of
                   Price Waterhouse LLP Global Investment
                   Management Industry Services Group (July
                   1994-June 1998). Oversees 38 portfolios
                   in the OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Jon S. Fossel,     Director of UNUMProvident (insurance      None        Over
Trustee since 1990 company) (since June 2002); Director of               $100,000
Age: 63            Northwestern Energy Corp. (public
                   utility corporation) (since November
                   2004); Director of P.R. Pharmaceuticals
                   (October 1999-October 2003); Director of
                   Rocky Mountain Elk Foundation
                   (non-profit organization) (February
                   1998-February 2003); Chairman and
                   Director (until October 1996) and
                   President and Chief Executive Officer
                   (until October 1995) of
                   OppenheimerFunds, Inc.; President, Chief
                   Executive Officer and Director of the
                   following: Oppenheimer Acquisition Corp.
                   ("OAC") (parent holding company of
                   OppenheimerFunds, Inc.), Shareholders
                   Services, Inc. and Shareholder Financial
                   Services, Inc. (until October 1995).
                   Oversees 38 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Sam Freedman,      Director of Colorado Uplift (charitable   None        Over
Trustee since 1996 organization) (since September 1984).                 $100,000
Age: 64            Mr. Freedman held several positions with
                   OppenheimerFunds, Inc. and with
                   subsidiary or affiliated companies of
                   OppenheimerFunds, Inc. (until October
                   1994). Oversees 38 portfolios in the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Beverly L.         Trustee   of   Monterey   Institute   for None        Over
Hamilton, Trustee  International     Studies    (educational             $100,000
since 2002         organization)   (since   February  2000);

Age: 58            Director  of  The  California   Endowment
                   (philanthropic    organization)    (since
                   April   2002);   Director  of   Community
                   Hospital  of  Monterey  Peninsula  (since
                   February  2002);   Director  of  American
                   Funds'  Emerging   Markets  Growth  Fund,
                   Inc.  (mutual fund) (since October 1991);
                   President of ARCO  Investment  Management
                   Company   (February   1991-April   2000);
                   Member of the  investment  committees  of
                   The   Rockefeller   Foundation   and  The
                   University   of   Michigan;   Advisor  at
                   Credit  Suisse  First   Boston's   Sprout
                   venture  capital  unit  (venture  capital
                   fund)  (1994-January  2005);  Trustee  of
                   MassMutual       Institutional      Funds
                   (investment  company)  (1996-June  2004);
                   Trustee  of MML  Series  Investment  Fund
                   (investment   company)  (April  1989-June
                   2004);    Member   of   the    investment
                   committee     of    Hartford     Hospital
                   (2000-2003);   and  Advisor  to  Unilever
                   (Holland)   pension   fund   (2000-2003).
                   Oversees    38    portfolios    in    the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert J. Malone,  Director of Jones International           None        Over
Trustee since 2002 University (educational organization)                 $100,000
Age: 61            (since August 2005); Chairman, Chief

                   Executive Officer and Director of Steele
                   Street State Bank (commercial banking)
                   (since August 2003); Director of
                   Colorado UpLIFT (charitable
                   organization) (since 1986); Trustee of
                   the Gallagher Family Foundation
                   (non-profit organization) (since 2000);
                   Former Chairman of U.S. Bank-Colorado
                   (subsidiary of U.S. Bancorp and formerly
                   Colorado National Bank) (July 1996-April
                   1999); Director of Commercial Assets,
                   Inc. (real estate investment trust)
                   (1993-2000); Director of Jones
                   Knowledge, Inc. (2001-July 2004); and
                   Director of U.S. Exploration, Inc. (oil
                   and gas exploration) (1997-February
                   2004). Oversees 38 portfolios in the
                   OppenheimerFunds complex.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

F. William         Trustee of MassMutual Select Funds        None        Over
Marshall, Jr.,     (formerly MassMutual Institutional                    $100,000
Trustee since 2002 Funds) (investment company) (since 1996)
Age: 63            and MML Series Investment Fund

                   (investment company) (since 1996), the
                   Springfield Library and Museum
                   Association (museums) (since 1995) and
                   the Community Music School of
                   Springfield (music school) (since 1996);
                   Chairman and Trustee (since 2003) and
                   Chairman of the Investment Committee
                   (since 1994) of the Worcester Polytech
                   Institute (private university);
                   President and Treasurer of the SIS Funds
                   (private charitable fund) (since January
                   1999); Chairman of SIS & Family Bank,
                   F.S.B. (formerly SIS Bank) (commercial
                   bank) (January 1999-July 1999); Member
                   of the Investment Committee of the
                   Community Foundation of Western
                   Massachusetts (1998-2003); and Executive
                   Vice President of Peoples Heritage
                   Financial Group, Inc. (commercial bank)
                   (January 1999-July 1999). Oversees 40
                   portfolios in the OppenheimerFunds
                   complex.*
-------------------------------------------------------------------------------------

*  Includes two open-end investment companies: MassMutual Select Funds and
   MML Series Investment Fund. In accordance with the instructions for Form
   N-1A, for purposes of this section only, MassMutual Select Funds and MML
   Series Investment Fund are included in the "Fund Complex." The Manager does not consider MassMutual Select Funds and MML Series Investment Fund
   to be part of the OppenheimerFunds' "Fund Complex" as that term may be otherwise interpreted.

      The address of Mr. Grabish in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Mr. Grabish serves for an indefinite term, until his resignation, retirement, death or removal.
                              Interested Trustee

---------------------------------------------------------------------------------
Name,           Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                       Dollar
                                                                      Range of
                                                                     lyShares
                                                                     Beneficially
Position(s)                                                           Owned in
Held with the                                              Range of  any of the
Trust,                                                     Shares    Oppenheimer/Centennial
Length of       Years / Other Trusteeships/Directorships   Beneficial   Funds
Service,        Held by Trustee / Number of Portfolios in  Owned in   Overseen
Age             Fund Complex Currently Overseen by Trustee the Trust by Trustee
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                                                            As of December 31,
                                                                   2004
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard F.      Senior Vice President and Assistant        Over      Over
Grabish,        Director of Sales and Marketing (since     $100,000  $100,000
Trustee since   March 1997), Director (since March 1987)
2001            and Manager of Private Client Services
Age: 57         (since June 1985) of A.G. Edwards & Sons,

                Inc. (broker/dealer and investment firm);
                Chairman and Chief Executive Officer of
                A.G. Edwards Trust Company (since March
                2001); President and Vice Chairman of
                A.G. Edwards Trust Company (investment
                adviser) (April 1987-March 2001).
                Oversees 5 portfolios in the
                OppenheimerFunds complex.
---------------------------------------------------------------------------------

      The address of Mr. Murphy in the chart below is Two World Financial
Center, 225 Liberty Street 11th Floor, New York, NY 10281-1008. Mr. Murphy
serves as a Trustee for an indefinite term and as an officer for an annual term, or until his resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                           Interested Trustee and Officer
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                   Years;                                     Range of   Beneficially
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Owned in
with Trust,        Trustee;                                   BeneficiallAny of the
Length of Service, Number of Portfolios in Fund Complex       Owned in   Oppenheimer
Age                Currently Overseen by Trustee              the Trust  Funds
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,
                                                                       2004
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John V. Murphy,    Chairman, Chief Executive Officer and      None       Over
President          Director (since June 2001) and President              $100,000
Since 2001and      (since September 2000) of
Trustee since 2003 OppenheimerFunds, Inc.; President and
Age: 56            Director or Trustee of other Oppenheimer
                   funds; President and Director of OAC and
                   of Oppenheimer Partnership Holdings, Inc.
                   (holding company subsidiary of
                   OppenheimerFunds, Inc.) (since July
                   2001); Director of OppenheimerFunds
                   Distributor, Inc. (subsidiary of
                   OppenheimerFunds, Inc.) (since November
                   2001); Chairman and Director of
                   Shareholder Services, Inc. and of
                   Shareholder Financial Services, Inc.
                   (transfer agent subsidiaries of
                   OppenheimerFunds, Inc.) (since July
                   2001); President and Director of
                   OppenheimerFunds Legacy Program
                   (charitable trust program established by
                   OppenheimerFunds, Inc.) (since July
                   2001); Director of the following
                   investment advisory subsidiaries of
                   OppenheimerFunds, Inc.: the Manager, OFI
                   Institutional Asset Management, Inc.,
                   Trinity Investment Management Corporation
                   and Tremont Capital Management, Inc.
                   (since November 2001), HarbourView Asset
                   Management Corporation and OFI Private
                   Investments, Inc. (since July 2001);
                   President (since November 2001) and
                   Director (since July 2001) of Oppenheimer
                   Real Asset Management, Inc.; Executive
                   Vice President of Massachusetts Mutual
                   Life Insurance Company (OAC's parent
                   company) (since February 1997); Director
                   of DLB Acquisition Corporation (holding
                   company parent of Babson Capital
                   Management LLC) (since June 1995); Member
                   of the Investment Company Institute's
                   Board of Governors (since October 3,
                   2003); Chief Operating Officer of
                   OppenheimerFunds, Inc. (September
                   2000-June 2001); President and Trustee of
                   MML Series Investment Fund and MassMutual
                   Select Funds (open-end investment
                   companies) (November 1999-November 2001);
                   Director of C.M. Life Insurance Company
                   (September 1999-August 2000); President,
                   Chief Executive Officer and Director of
                   MML Bay State Life Insurance Company
                   (September 1999-August 2000); Director of
                   Emerald Isle Bancorp and Hibernia Savings
                   Bank (wholly-owned subsidiary of Emerald
                   Isle Bancorp) (June 1989-June 1998).
                   Oversees 77 portfolios as a Trustee or
                   Director and 10 additional portfolios as
                   an officer in the OppenheimerFunds
                   complex.
-------------------------------------------------------------------------------------

     The address of the officers in the chart below are as follows: for
Messrs. Gillespie and Zack and Ms. Bloomberg, Two World Financial Center, 225
Liberty Street - 11th Floor, New York, NY 10281-1008, for Messrs. Petersen,
Vandehey, Vottiero, Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial, CO
80112-3924. For Mr. Bonnell, 6803 S. Tucson Way, Centennial, CO 80112-3924.
Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                               Officers of the Trust
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                            Principal Occupation(s) During Past 5 Years
Position(s) Held with the Trust,
Length of Time Served,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John C. Bonnell,                 Vice President (since May 2004) of
Vice President and Portfolio     OppenheimerFunds, Inc.; a Chartered Financial
Manager since 2004               Analyst; an officer of 3 portfolios in the
Age:  40                         OppenheimerFunds complex; formerly a portfolio

                                 manager at Strong Financial Corp. (May 1999- May
                                 2004).
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mark S. Vandehey,                Senior Vice President and Chief Compliance Officer
Vice President and Chief         of OppenheimerFunds, Inc. (since March 2004); Vice
Compliance Officer since 2004    President of the Manager, OppenheimerFunds
Age:  55                         Distributor, Inc., and Shareholder Services, Inc.
                                 (since June 1983); Vice President and Director of
                                 Internal Audit of OppenheimerFunds, Inc.
                                 (1997-February 2004). An officer of 87 portfolios
                                 in the Oppenheimer funds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,                 Senior Vice President and Treasurer of
Treasurer since April 1999
Age: 46                          OppenheimerFunds, Inc. (since March 1999);
                                 Treasurer of the following: Shareholder Services,
                                 Inc., HarbourView Asset Management Corporation,
                                 Shareholder Financial Services, Inc., Oppenheimer
                                 Real Asset Management Corporation, and Oppenheimer
                                 Partnership Holdings, Inc. (since March 1999), OFI
                                 Private Investments, Inc. (since March 2000),
                                 OppenheimerFunds International Ltd. and
                                 OppenheimerFunds plc (since May 2000), OFI
                                 Institutional Asset Management, Inc. (since
                                 November 2000), and OppenheimerFunds Legacy
                                 Program (since June 2003); Treasurer and Chief
                                 Financial Officer of OFI Trust Company (trust
                                 company subsidiary of OppenheimerFunds, Inc.)
                                 (since May 2000); Assistant Treasurer of OAC
                                 (since March 1999); and Assistant Treasurer of the
                                 Manager and Distributor (March 1999-October 2003)
                                 and OppenheimerFunds Legacy Program (April
                                 2000-June 2003); Principal and Chief Operating
                                 Officer of Bankers Trust Company-Mutual Fund
                                 Services Division (March 1995-March 1999). An
                                 officer of 87 portfolios in the OppenheimerFunds
                                 complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Petersen,                  Assistant Vice President of OppenheimerFunds, Inc.
Assistant Treasurer since 2004   (since August 2002); Manager/Financial Product
Age: 35                          Accounting of OppenheimerFunds, Inc. (November
                                 1998-July 2002). An officer of 87 portfolios in
                                 the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip Vottiero,                 Vice President of OppenheimerFunds, Inc. (since
Assistant Treasurer since 2002   July 1999); Chief Financial Officer of Sovlink
Age:  42                         Corporation (April 1996-June 1999). An officer of

                                 87 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Robert G. Zack,                  Executive Vice President (since January 2004) and
Vice President & Secretary
since 2001                       General Counsel (since March 2002) of
Age: 57                          OppenheimerFunds, Inc.; General Counsel of the

                                 Manager and Distributor (since December 2001);
                                 General Counsel and Director of OppenheimerFunds
                                 Distributor, Inc. (since December 2001); Senior
                                 Vice President, General Counsel and Director of
                                 the Transfer Agent, Shareholder Financial
                                 Services, Inc., OFI Private Investments, Inc. and
                                 OFI Trust Company (since November 2001); Senior
                                 Vice President and General Counsel of HarbourView
                                 Asset Management Corporation (since December
                                 2001); Secretary and General Counsel of OAC (since
                                 November 2001); Assistant Secretary (since
                                 September 1997) and Director (since November 2001)
                                 of OppenheimerFunds International Ltd. and
                                 OppenheimerFunds plc; Vice President and Director
                                 of Oppenheimer Partnership Holdings, Inc. (since
                                 December 2002); Director of Oppenheimer Real Asset
                                 Management, Inc. (since November 2001); Vice
                                 President of OppenheimerFunds Legacy Program
                                 (since June 2003); Senior Vice President and
                                 General Counsel of OFI Institutional Asset
                                 Management, Inc. (since November 2001); Director
                                 of OppenheimerFunds (Asia) Limited (since December
                                 2003); Senior Vice President (May 1985-December
                                 2003), Acting General Counsel (November
                                 2001-February 2002) and Associate General Counsel
                                 (May 1981-October 2001) of OppenheimerFunds, Inc.;
                                 Assistant Secretary of the following: the Transfer
                                 Agent (May 1985-November 2001), Shareholder
                                 Financial Services, Inc. (November 1989-November
                                 2001), and OppenheimerFunds International Ltd.
                                 (September 1997-November 2001). An officer of 87
                                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kathleen T. Ives,
Assistant Secretary              Vice President (since June 1998) and Senior
since 2001                       Counsel and Assistant Secretary (since October
Age: 39                          2003) of OppenheimerFunds, Inc.; Vice President

                                 (since 1999) and Assistant Secretary (since
                                 October 2003) of the Distributor; Assistant
                                 Secretary of the Manager (since October 2003);
                                 Vice President and Assistant Secretary of
                                 Shareholder Services, Inc. (since 1999); Assistant
                                 Secretary of OppenheimerFunds Legacy Program and
                                 Shareholder Financial Services, Inc. (since
                                 December 2001); Assistant Counsel of the Manager
                                 (August 1994-October 2003). An officer of 87
                                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Lisa I. Bloomberg,
Assistant Secretary since 2004   Vice President and Associate Counsel of
Age:  37                         OppenheimerFunds, Inc. (since May 2004); First

                                 Vice President (April 2001-April 2004), Associate
                                 General Counsel (December 2000-April 2004),
                                 Corporate Vice President (May 1999-April 2001) and
                                 Assistant General Counsel (May 1999-December 2000)
                                 of UBS Financial Services Inc. (formerly,
                                 PaineWebber Incorporated). An officer of 87
                                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Phillip S. Gillespie,
Assistant Secretary since 2004   Senior Vice President and Deputy General Counsel
Age: 41                          of OppenheimerFunds, Inc. (since September 2004);

                                 First Vice President (2000-September 2004),
                                 Director (2000-September 2004) and Vice President
                                 (1998-2000) of Merrill Lynch Investment
                                 Management. An officer of 87 portfolios in the
                                 OppenheimerFunds complex.

-------------------------------------------------------------------------------------

Remuneration of Trustees. The Trustees of the Trust who are affiliated with the Manager receive no salary or fee from the Trust.  The Independent
Trustees received the compensation shown below from the Trust for serving as a Trustee and member of a committee (if applicable), with respect to the
Trust's fiscal year ended June 30, 2005. The total compensation, including accrued retirement benefits, from the Trust and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable) of the boards of the Trust and other funds in the
OppenheimerFunds complex during the calendar year ended December 31, 2004.

------------------------------------------------------------------------------

  Trustee Name and Other                Aggregate        Total Compensation
  Position(s) (as applicable)         Compensation       From the Trust and
                                      from Trust(1)        Fund Complex(2)

------------------------------------------------------------------------------
------------------------------------------------------------------------------
 William L. Armstrong                    $1,691               $178,000
  Chairman of the Board and
Governance Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Robert G. Avis                           $1,126               $118,500
  Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

George C. Bowen                          $1,126               $118,500

 Audit Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Edward L. Cameron                        $1,293               $136,000
  Audit Committee Chairman
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Jon S. Fossel                            $1,293               $136,000
  Review Committee Chairman
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Sam Freedman                             $1,126               $118,500
  Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------

Richard F. Grabish(3)                    $1,123                $11,938

   Review Committee Member
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Beverly Hamilton

   Review Committee Member and          $1,132(4)            $152,355(5)
Governance Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Robert J. Malone

   Governance Committee Chairman        $1,272(6)             $121,726
and Audit Committee Member

------------------------------------------------------------------------------
------------------------------------------------------------------------------
F. William Marshall, Jr.

  Audit Committee Member and             $1,126              $167,500(7)
  Governance Committee Member

------------------------------------------------------------------------------

1.    "Aggregate  Compensation  from the  Trust"  includes  fees and  deferred compensation, if any.
1.    In accordance with SEC  regulations,  for purposes of this section only,
   "Fund  Complex"  includes the  Oppenheimer  funds,  the Mass Mutual  Select
   Funds and the MML Series Investment Fund, the investment  adviser for which is the indirect  parent  company of  OppenheimerFunds,  Inc. also serves as the Sub-Advisor to the following:  MassMutual Premier  International Equity
   Fund,  MassMutual  Premier Main Street Fund,  MassMutual  Premier Strategic
   Income Fund,  MassMutual Premier Capital  Appreciation Fund, and MassMutual
   Premier Global Fund.  OppenheimerFunds,  Inc. does not consider  MassMutual
   Institutional  Funds,  MassMutual  Select  Funds and MML Series  Investment
   Fund to be part of the  OppenheimerFunds'  "Fund  Complex" as that term may be otherwise interpreted
1.    Mr. Grabish serves as Trustee for only the following  funds:  Centennial
   California Tax Exempt Trust,  Centennial Government Trust, Centennial Money
   Market  Trust,  Centennial  New York Tax Exempt  Trust and  Centennial  Tax
   Exempt Trust3. .
4.    Includes   $1,132   deferred  by  Ms.   Hamilton   under  the  "Deferred
   Compensation Plan" described below.
Includes $36,654 deferred by Ms. Hamilton under a deferred  compensation  plan for serving as a Trustee for MassMutual  Institutional Funds and MML Series
   Investment Fund (until June 30, 2004).
6.    Includes $1,272 deferred by Mr. Malone under the "Deferred  Compensation
   Plan" described below.
1.    Includes  $49,000  compensation  paid to Mr.  Marshall  for serving as a
   Trustee for MassMutual Select Funds and MML Series Investment Fund.

|X|   Deferred Compensation Plan for Trustees.  The Board of Trustees has
adopted a Deferred Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Trust.  Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustees.  The amount paid to the Trustees under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of Trustees' fees under this plan will not materially affect the Trust's assets, liabilities or net income per share.  The plan will not obligate the Trust to retain the services of any Trustees or to pay any particular level of compensation to any Trustees.  Pursuant to an Order issued by the SEC, the Trust may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustees' deferred compensation account.

      |X|               Major Shareholders.  As of September 30, 2005 the
only persons or entities who owned of record or were known by the Trust to own beneficially 5% or more of any class of the Trust's outstanding shares were:

A.G. Edwards & Sons, Inc., 1 North Jefferson Avenue, St. Louis, Missouri
63103, which owned 1,616,353,669.610 shares of the Trust which was 99.03% of the outstanding shares of the Trust on that date, for accounts of its customers none of whom individually owned more than 5% of the outstanding shares.  A.G. Edwards, Inc. is a minority owner of Oppenheimer Acquisition
Corporation, the parent company of the Manager, Distributor, and Transfer
Agent.

The Manager. The Manager, Centennial Asset Management Corporation, is
wholly-owned by OppenheimerFunds, Inc., which is a wholly-owned subsidiary of
Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts
Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

      The portfolio managers of the Trust are principally responsible for the day-to-day management of the Trust's investment portfolio.  Other members of the Manager's fixed-income portfolio department, particularly security analysts, traders and other portfolio managers, have broad experience with fixed-income securities.  They provide the Trust's portfolio managers with research and support in managing the Trust's investments.

|X|   Code of Ethics.  The Manager and the Distributor have a Code of
Ethics.  It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers that would compete with or take advantage of the Trust's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Trust and other funds advised by the Manager.  The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Trust, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.  The Trust does not have a Code of
Ethics since it is a money market fund.

      |X|               The Investment Advisory Agreement.  The Manager
provides investment advisory and management services to the Trust under an investment advisory agreement between the Manager and the Trust.  The Manager selects securities for the Trust's portfolio and handles its day-to-day business.  The agreement requires the Manager, at its expense, to provide the
Trust with adequate office space, facilities and equipment.  It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the
Trust.  Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Trust.

      Expenses not expressly assumed by the Manager under the investment advisory agreement are paid by the Trust.  The investment advisory agreement lists examples of expenses paid by the Trust.  The major categories relate to interest, taxes, fees to unaffiliated Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.  The management fees paid by the Trust to the Manager are calculated at the rates described in the Prospectus. The management fees paid by the Trust to the Manager during its last three fiscal years were:

---------------------------------------------------------------------------------
  Fiscal Year    Management Fee Paid to Centennial Asset Management Corporation
  ending 6/30
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2003                                 $7,900,919
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2004                                 $7,801,969
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
      2005                                 $7,590,892
---------------------------------------------------------------------------------

      Under its agreement with the Trust, when the value of the Trust's net assets is less than $1.5 billion, the annual fee payable to the Manager is reduced by $100,000 based on the average net assets computed daily and paid monthly at the annual rates, but in no event shall the annual fee be less than $0.  This contractual provision did not result in a reduction of the fee which would otherwise have been payable to the Manager during the fiscal years ended 2003, 2004 or 2005.

      In addition, under its agreement with the Trust, the Manager has agreed to assume that Trust's expenses to the extent that the total expenses (as described above) of the Trust exceed the most stringent limits prescribed by any state in which the Trust's shares are offered for sale.  The payment of the management fee at the end of any month will be reduced so that at no time will there be any accrued but unpaid liabilities under any of these expense assumptions. As a result of changes in federal securities laws which have effectively pre-empted state expense limitations, the contractual commitment relating to such reimbursements is no longer relevant.

    The agreement provides that the Manager assumes no responsibility under the agreement other than that which is imposed by law, and shall not be responsible for any action of the Board of Trustees of the Trust in following or declining to follow any advice or recommendations of the Manager.  The agreement provides that the Manager shall not be liable for any error of judgment or mistake of law, or for any loss suffered by the Trust in connection with matters to which the agreement relates, except a loss resulting by reason of the Manager's willful misfeasance, bad faith or gross negligence in the performance of its duties, or its reckless disregard of its obligations and duties under the agreement.

     Portfolio Manager.  The Trust's portfolio is managed by John C. Bonnell
     (The "Portfolio Manager").  He is the person who is responsible for the day-to-day management of the Trust's investments.

             Other Accounts Managed.  In addition to managing the
      Trust's investment portfolio, the Portfolio Manager also manages other investment portfolios and other accounts on behalf of the Manager or its affiliates.  The following table provides information regarding the other portfolios and accounts managed by the Portfolio Manager as of
      June 30, 2005. No account has a performance-based advisory fee:

                      -------------------------------------------------------------

                                 Other
                      Registered Pooled
                      Investment InvestmentOther
                      Companies  Vehicles   Accounts

     ------------------------------------------------------------------------------
      ----------------------------------------------------------------------

                                      3              None           1
      Accounts Managed

      ----------------------------------------------------------------------
      ----------------------------------------------------------------------

                                  $1,759.50*          $0        $0.91910*
      Total Assets Managed

   *In millions

           As indicated above, the Portfolio Manager also manages other trusts and accounts.  Potentially, at times, those responsibilities could conflict with the interests of the Trust.  That may occur whether the investment strategies of the other trust or account are the same as, or different from, the Trust's investment objectives and strategies.  For example, the Portfolio Manager may need to allocate investment opportunities between the Trust and another fund or account having similar objectives or strategies, or he may need to execute transactions for another trust or account that could have a negative impact on the value of securities held by the Trust.  Not all trusts and accounts advised by the Manager have the same management fee.  If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Trust, the
      Manager could have an incentive to favor the other trust or account.
      However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Trust, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another.
      It is possible, of course, that those compliance procedures and the
      Code of Ethics may not always be adequate to do so.  At different times, the Trust's Portfolio Manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the Trust, or may manage funds or accounts with investment objectives and strategies that are different from those of the Trust.

     Compensation of the Portfolio Manager.  The Trust's Portfolio Manager
      is employed and compensated by the Manager, not the Trust. Under the
      Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the trusts and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers and analysts' interests with the success of the trusts and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of June 30, 2005 the Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent.
      Senior portfolio managers may also be eligible to participate in the
      Manager's deferred compensation plan.

      To help the Manager attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a trust's pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Lipper benchmark with respect to the Fund is Lipper - Tax-Exempt Money Market Funds. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager's compensation is not based on the total value of the Trust's portfolio assets, although the Trust's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Trust and other trusts and accounts managed by the Portfolio Manager. The compensation structure of the other trust and accounts managed by the Portfolio
      Manager is the same as the compensation structure of the Trust, described above.

             Ownership of the Trust's Shares.  As of June 30, 2005 the
      Portfolio Manager did not beneficially own any shares of the Trust.

                  |X|               The
            Distributor. Under its
            General Distributor's
            Agreement with the Trust,
            Centennial Asset Management
            Corporation acts as the
            Trust's principal underwriter
            and Distributor in the
            continuous public offering of
            the Trust's shares.  The
            Distributor is not obligated
            to sell a specific number of
            shares.  The Distributor
            bears the expenses normally
            attributable to sales,
            including advertising and the
            cost of printing and mailing
            prospectuses, other than
            those furnished to existing
            shareholders. For other
            distribution expenses paid by
            the Trust, see the section
            entitled "Service Plan"
            below.  The Trust's
            Sub-Distributor is
            OppenheimerFunds Distributor,
            Inc.

            Portfolio Transactions.
            Portfolio decisions are based
            upon recommendations and
            judgment of the Manager
            subject to the overall
            authority of the Board of
            Trustees.  Most purchases
            made by the Trust are
            principal transactions at net
            prices, so the Trust incurs
            little or no brokerage costs.
            The Trust deals directly with
            the selling or purchasing
            principal or market maker
            without incurring charges for
            the services of a broker on
            its behalf unless the Manager
            determines that a better
            price or execution may be
            obtained by using the
            services of a broker.
            Purchases of portfolio
            securities from underwriters
            include a commission or
            concession paid by the issuer
            to the underwriter, and
            purchases from dealers
            include a spread between the
            bid and asked prices.

                  The Trust seeks to
            obtain prompt execution of
            orders at the most favorable
            net price.  If broker/dealers
            are used for portfolio
            transactions, transactions
            may be directed to
            broker/dealers for their
            execution and research
            services.  The research
            services provided by a
            particular broker may be
            useful only to one or more of
            the advisory accounts of the
            Manager and its affiliates.
            Investment research received
            for the commissions of those
            other accounts may be useful
            both to the Trust and one or
            more of such other accounts.
            Investment research services
            may be supplied to the
            Manager by a third party at
            the instance of a broker
            through which trades are
            placed.  It may include
            information and analyses on
            particular companies and
            industries as well as market
            or economic trends and
            portfolio strategy, receipt
            of market quotations for
            portfolio evaluations,
            information systems, computer
            hardware and similar products
            and services.  If a research
            service also assists the
            Manager in a non-research
            capacity (such as bookkeeping
            or other administrative
            functions), then only the
            percentage or component that
            provides assistance to the
            Manager in the investment
            decision-making process may
            be paid in commission
            dollars.

                  The research services
            provided by brokers broaden
            the scope and supplement the
            research activities of the
            Manager.  That research
            provides additional views and
            comparisons for
            consideration, and helps the
            Manager obtain market
            information for the valuation
            of securities held in the
            Trust's portfolio or being
            considered for purchase.  No
            portfolio transactions will
            be handled by any securities
            dealer affiliated with the
            Manager.

                  The Trust may
            experience high portfolio
            turnover that may increase
            the Trust's transaction
            costs.  However, since
            brokerage commissions, if
            any, are small, high turnover
            does not have an appreciable
            adverse effect upon the
            income of the Trust.

            Service Plan

            The Trust has adopted a
            Service Plan for the shares.
            The plan has been approved by
            a vote of the Board of
            Trustees, including a
            majority of the Independent
            Trustees(1), cast in person
            at a meeting called for the
            purpose of voting on that
            plan.

                  Under the Plan, the
            Manager and the Distributor
            may make payments to
            affiliates.  In their sole
            discretion, they may also
            from time to time make
            substantial payments from
            their own resources, which
            include the profits the
            Manager derives from the
            advisory fees it receives
            from the Trust, to compensate
            brokers, dealers, financial
            institutions and other
            intermediaries for providing
            distribution assistance
            and/or administrative
            services or that otherwise
            promote sales of the Trust's
            shares.  These payments, some
            of which may be referred to
            as "revenue sharing," may
            relate to the Trust's
            inclusion on a financial
            intermediary's preferred list
            of funds offered to its
            clients.

                Financial intermediaries,
            brokers and dealers may
            receive other payments from
            the Distributor or the
            Manager from their own
            resources in connection with
            the promotion and/or sale of
            shares of the Trust,
            including payments to defray
            expenses incurred in
            connection with educational
            seminars and meetings.  The
            Manager or Distributor may
            share expenses incurred by
            financial intermediaries in
            conducting training and
            educational meetings about
            aspects of the Trust for
            employees of the
            intermediaries or for hosting
            client seminars or meetings
            at which the Trust is
            discussed.  In their sole
            discretion, the Manager
            and/or the Distributor may
            increase or decrease the
            amount of payments they make
            from their own resources for
            these purposes.

                  Unless the plan is
            terminated as described
            below, the plan continues in
            effect from year to year but
            only if the Trust's Board of
            Trustees and its Independent
            Trustees specifically vote
            annually to approve its
            continuance.  Approval must
            be by a vote cast in person
            at a meeting called for the
            purpose of voting on
            continuing the plan.  The
            plan may be terminated at any
            time by the vote of a
            majority of the Independent
            Trustees or by the vote of
            the holders of a "majority"
            (as defined in the Investment
            Company Act) of the
            outstanding shares of the
            Trust.

                  The Board of Trustees
            and the Independent Trustees
            must approve all material
            amendments to the plan.  An
            amendment to increase
            materially the amount of
            payments to be made under the
            plan must be approved by
            shareholders of the class
            affected by the amendment.
            The approval must be by a
            "majority" (as defined in the
            Investment Company Act) of
            the shares.

                  While the plan is in
            effect, the Treasurer of the
            Trust shall provide separate
            written reports on the plan
            to the Board of Trustees at
            least quarterly for its
            review.  The reports shall
            detail the amount of all
            payments made under the plan
            and the purpose for which the
            payments were made. Those
            reports are subject to the
            review and approval of the
            Independent Trustees.

                  The plan states that
            while it is in effect, the
            selection and nomination of
            those Trustees of the Trust
            who are not "interested
            persons" of the Trust is
            committed to the discretion
            of the Independent Trustees.
            This does not prevent the
            involvement of others in the
            selection and nomination
            process as long as the final
            decision as to selection or
            nomination is approved by a
            majority of the Independent
            Trustees.

                  Under the plan, no
            payment will be made to any
            recipient in any quarter in
            which the aggregate net asset
            value of all Trust shares
            held by the recipient for
            itself and its customers does
            not exceed a minimum amount,
            if any, that may be set from
            time to time by a majority of
            the Independent Trustees.
            The Board of Trustees has set
            no minimum amount of assets
            to qualify for payments under
            the plan.

                  |X|   Service Plan
            Fees.  Under the service
            plan, the Distributor
            currently uses the fees it
            receives from the Trust to
            pay brokers, dealers and
            other financial institutions
            (they are referred to as
            "recipients") for personal
            services and account
            maintenance services they
            provide for their customers
            who hold shares.  The
            services include, among
            others, answering customer
            inquiries about the Trust,
            assisting in establishing and
            maintaining accounts in the
            Trust, making the Trust's
            investment plans available
            and providing other services
            at the request of the Trust
            or the Distributor. The
            service plan permits
            reimbursements to the
            Distributor at a rate of up
            to 0.20% of average annual
            net assets of the shares.
            The Distributor makes
            payments to plan recipients
            quarterly or monthly
            depending on asset size at an
            annual rate not to exceed
            0.20% of the average annual
            net assets consisting of
            shares held in the accounts
            of the recipients or their
            customers.

                  For the fiscal year
            ended June 30, 2005 payments
            under the plan totaled
            $3,580,047. The Distributor
            retained $0 and the remaining
            balance was paid out by the
            Distributor to recipients,
            which included $5,383 paid to
            an affiliate of the
            Distributor's parent company.
            Any unreimbursed expenses the
            Distributor incurs with
            respect to the shares in any
            fiscal quarter cannot be
            recovered in subsequent
            quarters.  The Distributor
            may not use payments received
            under the plan to pay any of
            its interest expenses,
            carrying charges, or other
            financial costs, or
            allocation of overhead.

                For the fiscal year ended
            June 30, 2005, the Manager
            paid, in the aggregate,
            $5,380,577 in fees out of its
            own resources for
            distribution assistance to
            A.G. Edwards & Sons, Inc.
            Those distribution assistance
            payments were paid based on
            annual rates applied to the
            average net asset value
            during the calendar quarter
            of qualified assets of the
            Centennial Funds.

            Performance of the Trust

            Explanation of Performance
            Terminology.  The Trust uses
            a variety of terms to
            illustrate its performance.
            These terms include "yield,"
            "compounded effective yield,"
            "tax-equivalent yield" and
            "average annual total
            return."  An explanation of
            how yields and total returns
            are calculated is set forth
            below.  The charts below show
            the Trust's performance as of
            the Trust's most recent
            fiscal year end.  You can
            obtain current performance
            information by calling the
            Trust's Transfer Agent at
            1.800.525.9310.

                  The Trust's
            illustrations of its
            performance data in
            advertisements must comply
            with rules of the Securities
            and Exchange Commission.
            Those rules describe the
            types of performance data
            that may be used and how it
            is to be calculated.  If the
            Trust shows total returns in
            addition to its yields, the
            returns must be for the 1-,
            5- and 10-year periods ending
            as of the most recent
            calendar quarter prior to the
            publication of the
            advertisement (or its
            submission for publication).

                  Use of standardized
            performance calculations
            enables an investor to
            compare the Trust's
            performance to the
            performance of other funds
            for the same periods.
            However, a number of factors
            should be considered before
            using the Trust's performance
            information as a basis for
            comparisons with other
            investments:

            o     Yields and total
                     returns measure the
                     performance of a
                     hypothetical account
                     in the Trust over
                     various periods and
                     do not show the
                     performance of each
                     shareholder's
                     account. Your
                     account's
                     performance will
                     vary from the model
                     performance data if
                     your dividends are
                     received in cash, or
                     you buy or sell
                     shares during the
                     period, or you
                     bought your shares
                     at a different time
                     than the shares used
                     in the model.
            o     An investment in the
                     Trust is not insured
                     by the FDIC or any
                     other government
                     agency.
            o     The Trust's yield is
                     not fixed or
                     guaranteed and will
                     fluctuate.
            o     Yields and total
                     returns for any
                     given past period
                     represent historical
                     performance
                     information and are
                     not, and should not
                     be considered, a
                     prediction of future
                     yields or returns.

            |X|   Yields.  The Trust's
            current yield is calculated
            for a seven-day period of
            time as follows. First, a
            base period return is
            calculated for the seven-day
            period by determining the net
            change in the value of a
            hypothetical pre-existing
            account having one share at
            the beginning of the
            seven-day period.  The change
            includes dividends declared
            on the original share and
            dividends declared on any
            shares purchased with
            dividends on that share, but
            such dividends are adjusted
            to exclude any realized or
            unrealized capital gains or
            losses affecting the
            dividends declared.  Next,
            the base period return is
            multiplied by 365/7 to obtain
            the current yield to the
            nearest hundredth of one
            percent.

                  The compounded
            effective yield for a
            seven-day period is
            calculated by
                  (1) adding 1 to the
                  base period return
                  (obtained as described
                  above),
                  (2) raising the sum to
                  a power equal to 365
                  divided by 7, and
                  (3) subtracting 1 from
                  the result.

                  The yield as calculated
            above may vary for accounts
            less than approximately $100
            in value due to the effect of
            rounding off each daily
            dividend to the nearest full
            cent.  The calculation of
            yield under either procedure
            described above does not take
            into consideration any
            realized or unrealized gains
            or losses on the Trust's
            portfolio securities which
            may affect dividends.
            Therefore, the return on
            dividends declared during a
            period may not be the same on
            an annualized basis as the
            yield for that period.

            |X|   Tax-Equivalent Yield.
            The Trust's "tax equivalent
            yield" adjusts the Trust's
            current yield, as calculated
            above, by a stated federal
            tax rate.  The tax equivalent
            yield is computed by dividing
            the tax-exempt portion of the
            Trust's current yield by one
            minus a stated income tax
            rate and adding the result to
            the portion (if any) of the
            Trust's current yield that is
            not tax-exempt.  The tax
            equivalent yield may be
            compounded as described above
            to provide a compounded
            effective tax equivalent
            yield.

                  The Trust's tax
            equivalent yield may be used
            to compare the tax effects of
            income derived from the Trust
            with income from taxable
            investments at the tax rates
            stated.  Your tax bracket is
            determined by your federal
            taxable income (the net
            amount subject to federal
            income tax after deductions
            and exemptions).  The tax
            equivalent yield table
            assumes that the investor is
            taxed at the highest bracket,
            regardless of whether a
            switch to non-taxable
            investments would cause a
            lower bracket to apply and
            that state income tax
            payments are fully deductible
            for income tax purposes.  For
            taxpayers with income above
            certain levels, otherwise
            allowable itemized deductions
            are limited.

            |X|   Total Return
            Information.  There are
            different types of "total
            returns" to measure the
            Trust's performance. Total
            return is the change in value
            of a hypothetical investment
            in the Trust over a given
            period, assuming that all
            dividends and capital gains
            distributions are reinvested
            in additional shares and that
            the investment is redeemed at
            the end of the period.  The
            cumulative total return
            measures the change in value
            over the entire period (for
            example, ten years).  An
            average annual total return
            shows the average rate of
            return for each year in a
            period that would produce the
            ----------------------------------------------------------
            cumulative total return over                              = Average Annual Total Return
            the entire period.  However,
            average annual total returns
            do not show actual
            year-by-year performance.
            The Trust uses standardized
            calculations for its total
            returns as prescribed by the
            SEC.  The methodology is
            discussed below.

            o     Average Annual Total
            Return.  The "average annual
            total return" of each class
            is an average annual
            compounded rate of return for
            each year in a specified
            number of years.  It is the
            rate of return based on the
            change in value of a
            hypothetical initial
            investment of $1,000 ("P" in
            the formula below) held for a
            number of years ("n") to
            achieve an Ending Redeemable
            Value ("ERV" in the formula)
            of that investment, according
            to the following formula:

            ERV    l/n                     - 1
            ----------------------------------------------------------
  P

------------------------------------------------------------------------------
                                     [OBJECT OMITTED]
------------------------------------------------------------------------------

o     Cumulative Total Return.  The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years.  Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis.  Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

-------------------------------------------------------------------------------
                           Tax-Equivalent Yield
           Compounded   (35.00% Combined State and     Average Annual Total
  Yield     Effective     Federal Tax Brackets)              Returns
(7 days       Yield                                        (at 6/30/05)
ended        (7 days
 6/30/05)     ended
            6/30/05)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                            Yield       Compounded
                           (7 days      Effective
                            ended         Yield      1-Year  5 Years 10 Years
                          6/30/05)       (7 days
                                          ended
                                         6/30/05)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  1.82%       1.84%         2.80%         2.83%      1.21%    1.33%    2.15%
-------------------------------------------------------------------------------

      |X|               Other Performance Comparisons.  Yield information may
be useful to investors in reviewing the Trust's performance.  The Trust may make comparisons between its yield and that of other investments, by citing various indices such as The Bank Rate Monitor National Index (provided by
Bank Rate Monitor(TM)) which measures the average rate paid on bank money market accounts, NOW accounts and certificates of deposits by the 100 largest banks and thrifts in the top ten metro areas.  When comparing the Trust's yield with that of other investments, investors should understand that certain other investment alternatives such as certificates of deposit, U.S.
government securities, money market instruments or bank accounts may provide fixed yields and may be insured or guaranteed.

      From time to time, the Trust may include in its advertisements and sales literature performance information about the Trust cited in other newspapers and periodicals, such as The New York Times, which may include performance quotations from other sources.

From time to time the Trust may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Trust and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Trust and the total return performance of other
Oppenheimer funds included in the account. Additionally, from time to time, the Trust's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or
            regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Trust.

A B O U T  Y O U R  A C C O U N T

How to Buy Shares

Determination of Net Asset Value Per Share. The net asset value per share of the Trust is determined twice each day that the New York Stock Exchange (the
"NYSE") is open, at 12:00 Noon and at 4:00 p.m., on each day that the NYSE is open, by dividing the value of the Trust's net assets by the total number of shares outstanding. All references to time in this Statement of Additional
Information mean "Eastern time."  The NYSE's most recent annual announcement regarding holidays and days when the market may close early is available on the NYSE's website at www.nyse.com.

      The Trust's Board of Trustees has adopted the amortized cost method to value the Trust's portfolio securities.  Under the amortized cost method, a security is valued initially at its cost and its valuation assumes a constant amortization of any premium or accretion of any discount, regardless of the impact of fluctuating interest rates on the market value of the security.
This method does not take into consideration any unrealized capital gains or losses on securities.  While this method provides certainty in valuing securities, in certain periods the value of a security determined by amortized cost may be higher or lower than the price the Trust would receive if it sold the security.

      The Trust's Board of Trustees has established procedures reasonably designed to stabilize the Trust's net asset value at $1.00 per share.  Those procedures include a review of the valuations of the Trust's portfolio holdings by the Board of Trustees, at intervals it deems appropriate, to determine whether the Trust's net asset value calculated by using available market quotations deviates from $1.00 per share based on amortized cost.

      The Board of Trustees will examine the extent of any deviation between the Trust's net asset value based upon available market quotations and amortized cost. If the Trust's net asset value were to deviate from $1.00 by more than 0.5%, Rule 2a-7 requires the Board of Trustees to consider what action, if any, should be taken. If they find that the extent of the deviation may cause a material dilution or other unfair effects on shareholders, the Board of Trustees will take whatever steps it considers appropriate to eliminate or reduce the dilution, including, among others, withholding or reducing dividends, paying dividends from capital or capital gains, selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of the portfolio, or calculating net asset value per share by using available market quotations.

      During periods of declining interest rates, the daily yield on shares of the Trust may tend to be lower (and net investment income and dividends higher) than those of a fund holding the identical investments as the Trust but which used a method of portfolio valuation based on market prices or estimates of market prices. During periods of rising interest rates, the daily yield of the Trust would tend to be higher and its aggregate value lower than that of an identical portfolio using market price valuation.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Checkwriting.  When a check is presented to the Bank for clearance, the Bank will ask the Trust to redeem a sufficient number of full and fractional shares in the shareholder's account to cover the amount of the check.  This enables the shareholder to continue receiving dividends on those shares until the check is presented to the Trust.  Checks may not be presented for payment at the offices of the Bank or the Trust's custodian.  This limitation does not affect the use of checks for the payment of bills or to obtain cash at other banks.  The Trust reserves the right to amend, suspend or discontinue offering checkwriting privileges at any time.  The Trust will provide you notice whenever it is required to do so by applicable law.

      In choosing to take advantage of the checkwriting privilege, by signing the account application or by completing a checkwriting card, each individual who signs:
(1)   for individual accounts, represents that they are the registered owner(s) of the shares of the Trust in that account;
(2)   for accounts for corporations, partnerships, trusts and other entities, represents that they are an officer, general partner, trustee or other fiduciary or agent, as applicable, duly authorized to act on behalf of the registered owner(s);
(3)   authorizes the Trust, its Transfer Agent and any bank through which the
         Trust's drafts (checks) are payable to pay all checks drawn on the
         Trust account of such person(s) and to redeem a sufficient amount of shares from that account to cover payment of each check;
      (4)               specifically acknowledges that if they choose to
         permit checks to be honored if there is a single signature on checks drawn against joint accounts, or accounts for corporations, partnerships, trusts or other entities, the signature of any one signatory on a check will be sufficient to authorize payment of that check and redemption from the account, even if that account is registered in the names of more than one person or more than one authorized signature appears on the checkwriting card or the application, as applicable;
(5)   understands that the checkwriting privilege may be terminated or amended at any time by the Trust and/or the Trust's bank; and
(6)   acknowledges and agrees that neither the Trust nor its bank shall incur any liability for that amendment or termination of checkwriting privileges or for redeeming shares to pay checks reasonably believed by them to be genuine, or for returning or not paying checks that have not been accepted for any reason.

Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds wire of redemptions proceeds may be delayed if the Trust's custodian bank is not open for business on a day when the Trust would normally authorize the wire to be made, which is usually the Trust's next regular business day following the redemption.  In those circumstances, the wire will not be transmitted until the next bank business day on which the Trust is open for business.  No distributions will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire

How to Exchange Shares

As stated in the Prospectus, direct shareholders can exchange shares of the
Trust for Class A shares of any of the following eligible funds:
Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Opportunity Fund
Oppenheimer California Municipal Fund     Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Income Fund           Oppenheimer New Jersey Municipal Fund
Oppenheimer Champion Income Fund          Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Convertible Securities Fund   Oppenheimer Portfolio Series
Oppenheimer Core Bond Fund                Oppenheimer Quest Balanced Fund
Oppenheimer Developing Markets Fund       Oppenheimer Quest Capital Value Fund, Inc.
                                          Oppenheimer Quest International Value
Oppenheimer Disciplined Allocation Fund   Fund, Inc.
Oppenheimer Discovery Fund                Oppenheimer Quest Opportunity Value
Oppenheimer Dividend Growth Fund          Oppenheimer Quest Value Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Real Asset Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Real Estate Fund
Oppenheimer Enterprise Fund               Oppenheimer Rochester National Municipals
Oppenheimer Equity Fund, Inc.             Oppenheimer Select Value Fund
Oppenheimer Global Fund                   Oppenheimer Senior Floating Rate Fund
Oppenheimer Global Opportunities Fund     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Strategic Income Fund
Oppenheimer Growth Fund                   Oppenheimer Total Return Bond Fund
Oppenheimer High Yield Fund               Oppenheimer U.S. Government Trust
Oppenheimer International Bond Fund       Oppenheimer Value Fund
Oppenheimer   International   Diversified
Fund                                      Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund     Rochester Fund Municipals
Oppenheimer  International  Small Company
Fund
Oppenheimer  International Large Cap Core
Fund
Oppenheimer International Value Fund
Oppenheimer Limited-Term Government Fund

And the following money market funds:

                                          Centennial Money Market Trust
Oppenheimer Cash Reserves                 Centennial New York Tax Exempt Trust
Oppenheimer Money Market Fund, Inc.       Centennial Tax Exempt Trust
Centennial California Tax Exempt Trust
Centennial Government Trust

      Shares of the Trust purchased without a sales charge may be exchanged for shares of an eligible fund offered with a sales charge upon payment of the sales charge.  Shares of the Trust acquired by reinvestment of dividends or distributions from the Trust or any of the other eligible funds (other than Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the eligible funds.

|X|   Limits on Multiple Exchange Orders.  The Trust reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

|X|   Telephone Exchange Requests.  When exchanging shares by telephone, a direct shareholder must have an existing account in the fund to which the exchange is to be made.  Otherwise, the investor must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|   Processing Exchange Requests.  Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date").  Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Trust reserves the right, in its discretion, to refuse any exchange request that may disadvantage it.  For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the
Trust, the Trust may refuse the request.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

      The different eligible funds available for exchange have different investment objectives, policies and risks.  A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  The Trust, the Distributor, the
Sub-Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

      The Trust may amend, suspend or terminate the exchange privilege at any time.  Although, the Trust may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law.  It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege.  That 60-day notice is not required in extraordinary circumstances.

Dividends and Taxes

Tax Status of the Trust's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Trust's distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Trust and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, possible with retroactive effect. State and local tax treatment of exempt-interest dividends and potential capital gain distributions from regulated investment companies may differ from the treatment under the Internal Revenue Code described below. Potential purchasers of shares of the Trust are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Trust.

|X|   Qualification as a Regulated  Investment Company.  The Trust has elected to be  taxed as a  regulated  investment  company  under  Subchapter  M of the
Internal  Revenue  Code  of  1986,  as  amended.  As  a  regulated  investment company,  the Trust is not subject to federal income tax on the portion of its net  investment  income  (that  is,  taxable  interest,  dividends,  and other taxable  ordinary  income,  net of expenses) and capital gain net income (that is, the excess of net  long-term  capital  gains over net  short-term  capital losses) that it distributes to shareholders.

      If the Trust qualifies as a "regulated investment company" under the
Internal Revenue Code, it will not be liable for federal income tax on amounts it pays as dividends and other distributions. That qualification enables the Trust to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. The Trust qualified as a regulated investment company in its last fiscal year and intends to qualify in future years, but reserves the right not to qualify. The Internal Revenue
Code contains a number of complex tests to determine whether the Trust qualifies. The Trust might not meet those tests in a particular year. If it does not qualify, the Trust will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments of dividends and other distributions made to shareholders. In such an instance, all of the
Trust's dividends would be taxable to shareholders.

      To qualify as a regulated investment company, the Trust must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) and at least 90% of its net tax-exempt income for the taxable year. The Trust must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Trust made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Trust must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Trust must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the
Trust's taxable year, at least 50% of the value of the Trust's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Trust must not have invested more than 5% of the value of the Trust's total assets in securities of each such issuer and the Trust must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Trust controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Trust must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Trust must pay an excise tax on the amounts not distributed. It is presently anticipated that the Trust will meet those requirements. To meet this requirement, in certain circumstances the Trust might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Trust not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund Distributions. The Trust intends to qualify under the
Internal Revenue Code during each fiscal year to pay "exempt-interest dividends" to its shareholders. To satisfy this qualification, at the end of each quarter of its taxable year, at least 50% of the value of the Trust's total assets consists of obligations as defined in Section 103(a) of the
Internal Revenue Code, as amended. Exempt-interest dividends that are derived from net investment income earned by the Trust on municipal securities will be excludable from gross income of shareholders for federal income tax purposes. To the extent the Trust fails to qualify to pay exempt-interest dividends in any given form, such dividends would be included in the gross income of shareholders for federal income tax purposes.

      Net investment income includes the allocation of amounts of income from the municipal securities in the Trust's portfolio that are free from federal income taxes. This allocation will be made by the use of one designated percentage applied uniformly to all income dividends paid during the Trust's tax year. That designation will normally be made following the end of each fiscal year as to income dividends paid in the prior year. The percentage of income designated as tax-exempt may substantially differ from the percentage of the Trust's income that was tax-exempt for a given period.

      A portion of the exempt-interest dividends paid by the Trust may be an item of tax preference for shareholders subject to the federal alternative minimum tax. The amount of any dividends attributable to tax preference items for purposes of the alternative minimum tax will be identified when tax information is distributed by the Trust.

      A shareholder receiving a dividend from income earned by the Trust from one or more of the following sources must treat the dividend as ordinary income in the computation of the shareholder's gross income, regardless of whether the dividend is reinvested:
(1)   certain taxable temporary investments (such as certificates of deposit, repurchase agreements, commercial paper and obligations of the U.S.
          government, its agencies and instrumentalities);
(2)   income from securities loans;
(3)   income or gains from options or futures,
(4)   any net short-term capital gain; and
(5)   any market discount amortization on tax-exempt bonds.

      The Trust's dividends will not be eligible for the dividends-received deduction for corporations. Shareholders receiving Social Security benefits should be aware that exempt-interest dividends are a factor in determining whether (and the extent to which) such benefits are subject to federal income tax. Losses realized by shareholders on the redemption of Fund shares within six months of purchase will be disallowed for federal income tax purposes to the extent of exempt-interest dividends received on such shares.

      The Trust may either retain or distribute to shareholders its net capital gain for each taxable year.  The Trust currently intends to distribute any such amounts.  If the net capital gain is distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Trust before the shareholder acquired his or her shares.

      If the Trust elects to retain its net capital gain, the Trust will be subject to tax on it at the 35% corporate tax rate.  If the Trust elects to retain its net capital gain, the Trust will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Trust on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Distributions by the Trust will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Trust (or of another fund).  Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Trust will be required in certain cases to withhold 28% of ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Trust that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the Trust is remitted by the Trust to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Trust within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Trust will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign  Shareholders.  Under U.S.  tax law,  taxation of a  shareholder who is a foreign person  (including,  but not limited to, a nonresident  alien individual,  a foreign trust, a foreign estate,  a foreign  corporation,  or a foreign partnership)  primarily depends on whether the foreign person's income from the Trust is  effectively  connected  with the conduct of a U.S. trade or
business.   Typically,   ordinary   income   dividends   paid  (not  including
exempt-interest  dividends  paid by the  Trust)  from a  mutual  fund  are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Trust (and are deemed not "effectively connected income") to foreign persons will be subject to a
U.S. tax withheld by the Trust at a rate of 30%, provided the Trust obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Trust. Any tax withheld by the Trust is remitted by the Trust to the U.S.
Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Trust are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Trust obtains a properly completed and signed Certificate of Foreign Status.

      If the foreign person fails to provide a certification of his/her foreign status, the Trust will be required to withhold U.S. tax at a rate of
28% on ordinary income dividends (not including "exempt-interest dividends"), capital gains distributions (including short-term and long-term) and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld (in this situation) by the Trust is remitted by the Trust to the
U.S. Treasury and is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Trust, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Trust.  Direct shareholders of the Trust may elect to reinvest all dividends and/or capital gains distributions in Class A shares of any eligible fund listed above. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment.  Otherwise, the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  The investment will be made at the close of business on the payable date of the dividend or distribution.

Additional Information About the Trust

The Distributor.  The Trust's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with the
Sub-Distributor.  The Distributor and the Sub-Distributor also distribute shares of the other funds managed by the Manager or an affiliate.

The Transfer Agent.  Shareholder Services, Inc., the Trust's Transfer Agent,
is responsible for maintaining the Trust's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders of the Trust.  It also handles shareholder servicing and administrative functions.  It serves as the Transfer Agent for an annual per account fee.

The Custodian.  Citibank, N.A. is the custodian of the Trust's assets.  The custodian's responsibilities include safeguarding and controlling the Trust's portfolio securities and handling the delivery of such securities to and from the Trust.  It is the practice of the Trust to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Trust's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. Deloitte & Touche LLP serves as the independent registered public accounting firm for the Trust. Deloitte
& Touche LLP audits the Trust's financial statements and performs other related audit services. Deloitte & Touche LLP also acts as the independent registered public accounting firm for certain other funds advised by the
Manager and its affiliates. Audit and non-audit services provided by Deloitte
& Touche LLP to the Trust must be pre-approved by the Audit Committee.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF CENTENNIAL TAX EXEMPT TRUST:

We have audited the accompanying statement of assets and liabilities of Centennial Tax Exempt Trust, including the statement of investments, as of June 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Centennial Tax Exempt Trust as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, ColoradoAugust
15, 2005

STATEMENT OF INVESTMENTS JUNE 30, 2005

                                                                               PRINCIPAL         VALUE
                                                                                  AMOUNT    SEE NOTE 1
------------------------------------------------------------------------------------------------------

SHORT-TERM TAX-EXEMPT OBLIGATIONS--99.6%
------------------------------------------------------------------------------------------------------
ALABAMA--2.8%
AL HFA MH RB, Rime Village Hoover Project, 1996 Series A, 2.40% 1            $   435,000   $   435,000
------------------------------------------------------------------------------------------------------
AL IDAU RB, Well Built Cabinet, Inc. Project, 2.55% 1                            480,000       480,000
------------------------------------------------------------------------------------------------------
AL IDAU RB, Whitesell Project, 2.63% 1                                         2,425,000     2,425,000
------------------------------------------------------------------------------------------------------
Calhoun Cnty., AL ED Council RB, IPC Aerospace Corp. Project,
Series 2000, 2.55% 1                                                           2,400,000     2,400,000
------------------------------------------------------------------------------------------------------
Calhoun Cnty., AL ED Council RB, Southern Bag Corp. Ltd. Expansion
Project, Series 1998, 2.60% 1                                                  3,150,000     3,150,000
------------------------------------------------------------------------------------------------------
Cullman Cnty., AL Medical Park South Medical Clinic Board RB,
Puttable Floating Option Tax Exempt Receipts, Series MT-121, 2.34% 1,2        12,250,000    12,250,000
------------------------------------------------------------------------------------------------------
Cullman Cnty., AL SWD Authority RB, Cullman Environmental, Inc. Project,
Series 2003-A, 2.63% 1                                                         2,115,000     2,115,000
------------------------------------------------------------------------------------------------------
Florence, AL IDB RB, Nichols Wire, Inc. Project, Series A, 2.63% 1             2,570,000     2,570,000
------------------------------------------------------------------------------------------------------
Hoover, AL BOE Capital Outlay TANs, AAMC Series 2001-16, 2.32% 1,2             4,950,000     4,950,000
------------------------------------------------------------------------------------------------------
Hoover, AL MH RB, Royal Oaks Apts. Project, Series 2004, 2.42% 1               5,200,000     5,200,000
------------------------------------------------------------------------------------------------------
Jefferson Cnty., AL GOLB, Puttable Floating Option Tax Exempt Receipts,
Series PT-2477, 2.35% 1                                                        6,955,000     6,955,000
------------------------------------------------------------------------------------------------------
Mobile, AL Medical Clinic Board RB, Springhill Professional Ltd.,
Series 1996, 2.40% 1                                                           1,885,000     1,885,000
------------------------------------------------------------------------------------------------------
Montgomery, AL Education Building Authority RB, Faulkner University
Campus Housing Project, Series 2004, 2.53% 1                                   3,000,000     3,000,000
------------------------------------------------------------------------------------------------------
Montgomery, AL IDB RB, Asphalt Contractors, Inc., 2.63% 1                        500,000       500,000
                                                                                           -----------
                                                                                            48,315,000

------------------------------------------------------------------------------------------------------
ALASKA--2.8%
AK Export & IDAU RB, Reset Option Certificates II-R Trust,
Series 320, 2.32% 1                                                           28,000,000    28,000,000
------------------------------------------------------------------------------------------------------
AK HFC RB, MERLOTS Series 2005-A08, 2.32% 1
                                                                               4,150,000     4,150,000
------------------------------------------------------------------------------------------------------
North Slope Borough, AK GOB, Series B, 2.32% 1                                15,900,000    15,900,000
                                                                                           -----------
                                                                                            48,050,000

------------------------------------------------------------------------------------------------------
ARIZONA--2.6%
AZ First Matrix Charter School Trust Pass-Through Certificates,
Series 2002-A, Cl. A, 2.58% 1,2                                               13,052,000    13,052,000
------------------------------------------------------------------------------------------------------
Phoenix, AZ IDAU MH RRB, Paradise Lakes Apts. Project, Series 1995, 2.35% 1   22,500,000    22,500,000
------------------------------------------------------------------------------------------------------
Tempe, AZ IDAU MH RB, Puttable Floating Option Tax Exempt Receipts,
Series MT-067, 2.37% 1,2                                                       8,295,000     8,295,000
                                                                                           -----------
                                                                                            43,847,000

------------------------------------------------------------------------------------------------------
CALIFORNIA--4.2%
Alameda, CA Corridor Transportation Authority RB, Puttable Floating
Option Tax Exempt Receipts, Series PZ-51, 2.35% 1,2                            8,660,000     8,660,000

7 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS CONTINUED

                                                                              PRINCIPAL         VALUE
                                                                                 AMOUNT    SEE NOTE 1
-----------------------------------------------------------------------------------------------------

CALIFORNIA Continued
Alameda/Contra Costa, CA Schools FAU COP, Capital Improvements
Financing Project, Series H, 2.45% 1                                        $ 4,365,000   $ 4,365,000
-----------------------------------------------------------------------------------------------------
CA RB, Koch Trust Certificates, Series 1999-2, 2.33% 1                       12,775,000    12,775,000
-----------------------------------------------------------------------------------------------------
CA Puttable Floating Option Tax Exempt Receipts, Series PZP-002, 2.43% 1      8,115,000     8,115,000
-----------------------------------------------------------------------------------------------------
CA Puttable Floating Option Tax Exempt Receipts, Series PZP-005, 2.38% 1,2   20,245,000    20,245,000
-----------------------------------------------------------------------------------------------------
CA SCDAU MH RB, Crossings at Madera, Series NN, 2.68%, 7/21/05 3              1,000,000     1,000,000
-----------------------------------------------------------------------------------------------------
CA Various RB, Puttable Floating Option Tax Exempt Receipts,
Series PZP-008, 2.38% 1,2                                                     4,410,000     4,410,000
-----------------------------------------------------------------------------------------------------
Mt. Diablo, CA USD GOB, AAMC Series 2004-36, 2.31% 1,2                        3,000,000     3,000,000
-----------------------------------------------------------------------------------------------------
San Diego, CA Water Utility Fund Net System GOB, AAMC Series
1998-10, 2.30% 1,2                                                            3,700,000     3,700,000
-----------------------------------------------------------------------------------------------------
Santa Rosa, CA Wastewater RB, Puttable Floating Option Tax Exempt
Receipts, Series PZ-43, 2.38% 1                                               3,040,000     3,040,000
-----------------------------------------------------------------------------------------------------
Vallejo, CA COP, Capital Improvements Project, Series 2002, 2.41% 1           2,500,000     2,500,000
                                                                                          -----------
                                                                                           71,810,000

-----------------------------------------------------------------------------------------------------
COLORADO--9.9%
Arapahoe Cnty., CO Water & Wastewater Authority RRB, Series A, 2.31% 1        2,500,000     2,500,000
-----------------------------------------------------------------------------------------------------
Boulder Cnty., CO RB, Open Space Capital Improvements Trust Fund,
Reset Option Certificates II-R Trust, Series 340, 2.32% 1,2                   3,000,000     3,000,000
-----------------------------------------------------------------------------------------------------
Brighton, CO Crossing Metro District No. 4 RB, Series 2004, 2.43% 1           2,500,000     2,500,000
-----------------------------------------------------------------------------------------------------
Centerra Metropolitan District No. 1, CO RB, Series 2004, 2.31% 1            12,000,000    12,000,000
-----------------------------------------------------------------------------------------------------
Central Platte Valley Metro District, CO GOB, Series B, 2.30%, 12/1/05 3      3,000,000     3,000,000
-----------------------------------------------------------------------------------------------------
CO ECFA Public Radio RB, Community Wireless Park City, 2.33% 1                  790,000       790,000
-----------------------------------------------------------------------------------------------------
CO ECFA RB, St. Marys Academy Project, 2.45% 1                                6,000,000     6,000,000
-----------------------------------------------------------------------------------------------------
CO HFA SFM RB, 2004 Series B-4, Cl. I, 1.99%, 11/1/05                         7,985,000     7,985,000
-----------------------------------------------------------------------------------------------------
CO MuniMae Trust Pass-Through Certificates, Canterberry Crossing,
Series 2002-A, Cl. A, 2.68% 1                                                12,330,000    12,330,000
-----------------------------------------------------------------------------------------------------
Concord Metropolitan District, CO REF GO, Improvement Projects,
Series 2004, 2.25%, 12/1/05 3                                                 2,600,000     2,600,000
-----------------------------------------------------------------------------------------------------
Denver, CO Cty. & Cnty. Excise Tax RB, Colorado Convention Center
Project, 2.30% 1                                                              5,650,000     5,650,000
-----------------------------------------------------------------------------------------------------
Denver, CO International Business Center Metropolitan District No. 1
GOLB, Series 2002, 2.68% 1                                                    8,065,000     8,065,000
-----------------------------------------------------------------------------------------------------
Ebert Metro District, CO Securitization Trust GOLB, Series 2004-S1,
Cl. A2, 2.43% 1                                                               8,500,000     8,500,000
-----------------------------------------------------------------------------------------------------
Kipling Ridge Metro District, CO RB, Series 2005, 2.33% 1                     3,725,000     3,725,000
-----------------------------------------------------------------------------------------------------
Midcities Metropolitan District No. 1, CO RB, BNP Paribas STARS
Certificates Trust, Series 2004-110, 2.35% 1                                 16,735,000    16,735,000
-----------------------------------------------------------------------------------------------------
Midcities Metropolitan District No. 1, CO RRB, Series 2004A, 2.35% 1         14,900,000    14,900,000
-----------------------------------------------------------------------------------------------------
Park Creek Metro District, CO RB, Puttable Floating Option Tax
Exempt Receipts, Series PT-2321, 2.37% 1,2                                    5,775,000     5,775,000

8 | CENTENNIAL TAX EXEMPT TRUST

                                                                               PRINCIPAL          VALUE
                                                                                  AMOUNT     SEE NOTE 1
-------------------------------------------------------------------------------------------------------

COLORADO Continued
Parker, CO Automotive Metropolitan District GOLB, Series 2005, 2.85% 1      $  4,510,000   $  4,510,000
-------------------------------------------------------------------------------------------------------
Stapleton Business Center Metro District, CO RB, 2.38% 1                       7,550,000      7,550,000
-------------------------------------------------------------------------------------------------------
Superior Metro District No. 1, CO WSS RRB, Series 2000A, 2.338%, 12/1/05 3     3,035,000      3,035,000
-------------------------------------------------------------------------------------------------------
Superior Metro District No. 1, CO WSS RRB, Series 2002, 2.33% 1                2,500,000      2,500,000
-------------------------------------------------------------------------------------------------------
Superior/McCaslin Interchange Metro District, CO GOB, Series 2004,
2.10%, 11/15/05 3                                                              3,970,000      3,970,000
-------------------------------------------------------------------------------------------------------
Thornton, CO RB, Puttable Floating Option Tax Exempt Receipts,
Series PT-2522, Newport Village Project, 2.32% 1,2                             3,075,000      3,075,000
-------------------------------------------------------------------------------------------------------
Westminster, CO EDAU Tax Increment RB, North Huron Urban Renewal,
Series 2005, 2.31% 1                                                          11,000,000     11,000,000
-------------------------------------------------------------------------------------------------------
Westminster, CO MH RB, Puttable Floating Option Tax Exempt Receipts,
Series MT-068, 2.37% 1,2                                                      14,670,000     14,670,000
-------------------------------------------------------------------------------------------------------
Willow Trace Metro District, CO GOLB, Series 2001A, 2.30%, 12/1/05 3           2,295,000      2,295,000
                                                                                           ------------
                                                                                            168,660,000

-------------------------------------------------------------------------------------------------------
FLORIDA--5.8%
Bay Cnty., FL EDLFA RB, Bay Haven Charter Academy, Series 2004, 2.42% 1       11,600,000     11,600,000
-------------------------------------------------------------------------------------------------------
Broward Cnty., FL Airport Systems RB, Puttable Floating Option Tax
Exempt Receipts, Series PT-2417, 2.32% 1                                       5,310,000      5,310,000
-------------------------------------------------------------------------------------------------------
Collier Cnty., FL IDAU RB, Gulf Coast American Blind, Series A, 2.63% 1        2,730,000      2,730,000
-------------------------------------------------------------------------------------------------------
Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project,
ETET Series 96C0911, Cl. A, 2.32% 1,2                                         17,795,000     17,795,000
-------------------------------------------------------------------------------------------------------
Hillsborough Cnty., FL IDAU PC COP, Tampa Electric Co. Project,
ETET Series 97C0901, Cl. A, 2.32% 1,2                                         17,795,000     17,795,000
-------------------------------------------------------------------------------------------------------
Jacksonville, FL HFAU RB, Baptist Medical Center Project, Series 2004,
1.93%, 7/27/05 3                                                               5,000,000      5,000,000
-------------------------------------------------------------------------------------------------------
Jacksonville, FL Sales Tax RB, MERLOTS Series 2003 B26, 2.32% 1,2              9,980,000      9,980,000
-------------------------------------------------------------------------------------------------------
Palm Beach Cnty., FL HFA MH RB, Emerald Bay Club Apts.,
Series 2004, 2.31% 1                                                           6,500,000      6,500,000
-------------------------------------------------------------------------------------------------------
Port St. Lucie, FL Utility System RB, Series 2005, 2.31% 1                    10,000,000     10,000,000
-------------------------------------------------------------------------------------------------------
Seminole Cnty., FL IDAU RB, Masters Academy Project, Series 2004, 2.32% 1      3,035,000      3,035,000
-------------------------------------------------------------------------------------------------------
UCF Athletic Assn., FL RB, Roaring Fork Municipal Products LLC,
Series 2005-11, Cl. A, 2.36% 1,2                                               9,510,000      9,510,000
                                                                                           ------------
                                                                                             99,255,000

-------------------------------------------------------------------------------------------------------
GEORGIA--2.0%
Cherokee Cnty., GA WSS RRB, MERLOTS Series 2003 A14, 2.32% 1,2                 7,005,000      7,005,000
-------------------------------------------------------------------------------------------------------
Columbus, GA DAU RB, Jordan Co. Project, Series 2000, 2.65% 1                    700,000        700,000
-------------------------------------------------------------------------------------------------------
GA GOB, Series 1995B, ETET Series 96C1004, Cl. A, 2.32% 1,2                   11,880,000     11,880,000
-------------------------------------------------------------------------------------------------------
Greene Cnty., GA HA RANs, Series 2004, 2.42% 1                                 5,990,000      5,990,000
-------------------------------------------------------------------------------------------------------
Rockdale Cnty., GA DAU MH RB, Series F3J, 2.48% 1                              7,835,000      7,835,000

9 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS CONTINUED

                                                                                PRINCIPAL          VALUE
                                                                                   AMOUNT     SEE NOTE 1
--------------------------------------------------------------------------------------------------------

GEORGIA Continued
Savannah, GA EDAU IDV RB, Savannah Steel & Metal Project,
Series 1995, 2.63% 1                                                          $   715,000   $    715,000
                                                                                            ------------
                                                                                              34,125,000
--------------------------------------------------------------------------------------------------------
ILLINOIS--11.5%
Boone, McHenry & DeKalb Cntys., IL Community SDI No. 100,GOUN
Puttable Floating Option Tax Exempt Receipts, Series PZ-50, 2.40% 1,2           2,730,000      2,730,000
--------------------------------------------------------------------------------------------------------
Chicago, IL BOE GOUN, AAMC Series 2002-4, 2.33% 1,2                             9,225,000      9,225,000
--------------------------------------------------------------------------------------------------------
Chicago, IL GOB, AAMC Series 2001-34, 2.33% 1,2                                10,975,000     10,975,000
--------------------------------------------------------------------------------------------------------
Chicago, IL GOUN, AAMC Series 1998-3, 2.33% 1,2                                 8,735,000      8,735,000
--------------------------------------------------------------------------------------------------------
Chicago, IL RB, Boys & Girls Clubs Project, 2.45% 1                               900,000        900,000
--------------------------------------------------------------------------------------------------------
Chicago, IL RB, Lakefront Millennium Parking Facility,
ETET Series 981303, Cl. A, 2.32% 1,2                                           22,495,000     22,495,000
--------------------------------------------------------------------------------------------------------
Chicago, IL Water RB, Puttable Floating Option Tax Exempt
Receipts, Series MT-030, 2.31% 1,2                                              3,755,000      3,755,000
--------------------------------------------------------------------------------------------------------
Crestwood, IL Tax Increment RB, Series 2003, 2.33% 1                           14,370,000     14,370,000
--------------------------------------------------------------------------------------------------------
East Peoria, IL CDAU RRB, The Kroger Co., Series 2003, 2.38% 1                  3,125,000      3,125,000
--------------------------------------------------------------------------------------------------------
IL DFA RB, Oak Crest Residence Project, Series 2000, 2.45% 1                    3,400,000      3,400,000
--------------------------------------------------------------------------------------------------------
IL EDLFA RB, Field Museum Natural History, Series 1998, 2.35% 1                 2,950,000      2,950,000
--------------------------------------------------------------------------------------------------------
IL FAU RB, Mercy Alliance, Inc. Project, Series 2005, 2.32% 1                   7,000,000      7,000,000
--------------------------------------------------------------------------------------------------------
IL FAU RB, Sauk Valley Community College Project, Series 2004A, 2.37% 1         6,725,000      6,725,000
--------------------------------------------------------------------------------------------------------
IL HFAU RB, Blessing Hospital, Series B, FSA Insured, 2.34% 1                   2,200,000      2,200,000
--------------------------------------------------------------------------------------------------------
IL HFAU RB, Franciscan Eldercare & Community Services, Series 1996B, 2.30% 1    1,750,000      1,750,000
--------------------------------------------------------------------------------------------------------
IL Metropolitan Pier & Exposition Authority RB, Puttable Floating
Option Tax Exempt Receipts, Series PZ-45, 2.40% 1,2                             5,805,000      5,805,000
--------------------------------------------------------------------------------------------------------
IL Metropolitan Pier & Exposition Authority RB, Puttable Floating
Option Tax Exempt Receipts, Series PZ-52, 2.40% 1                               7,570,000      7,570,000
--------------------------------------------------------------------------------------------------------
IL Puttable Floating Option Tax Exempt Receipts, Series PZP-006, 2.43% 1,2      5,815,000      5,815,000
--------------------------------------------------------------------------------------------------------
IL RTA RB, Series 2003B Macon Trust Variable Certificates,
Series 2004B, 2.32% 1,2                                                         3,335,000      3,335,000
--------------------------------------------------------------------------------------------------------
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series 1985 A, 2.44% 1             26,860,000     26,860,000
--------------------------------------------------------------------------------------------------------
Lakemoor, IL MH RB, Lakemoor Apts. Project, Series 1985 B, 2.53% 1             19,335,486     19,335,486
--------------------------------------------------------------------------------------------------------
lL Metropolitan Pier & Exposition Authority RB, Puttable Floating
Option Tax Exempt Receipts, Series PZ-44, 2.40% 1,2                             6,605,000      6,605,000
--------------------------------------------------------------------------------------------------------
Monmouth, IL Industrial Project RB, Monmouth College Project,
Series 2005, 2.31% 1                                                            6,500,000      6,500,000
--------------------------------------------------------------------------------------------------------
West Frankfort, IL IDV RRB, The Kroger Co., Series 2004, 2.38% 1                  800,000        800,000
--------------------------------------------------------------------------------------------------------
Will Cnty., IL Community Unit SDI No. 365 REF GOUN, Puttable
Floating Option Tax Exempt Receipts, Series PZ-47, 2.40% 1,2                    8,995,000      8,995,000
--------------------------------------------------------------------------------------------------------
Will Cnty., IL New Lenox SDI No. 122 GOUN, Puttable Floating
Option Tax Exempt Receipts, Series PZ-48, 2.40% 1,2                             3,350,000      3,350,000
                                                                                            ------------
                                                                                             195,305,486

10 | CENTENNIAL TAX EXEMPT TRUST

                                                               PRINCIPAL          VALUE
                                                                  AMOUNT     SEE NOTE 1
---------------------------------------------------------------------------------------

INDIANA--2.4%
IN GOB, AAMC Series 2003-15, Single Asset Trust, 2.33% 1,2  $ 14,200,000   $ 14,200,000
---------------------------------------------------------------------------------------
IN HFFAU RB, Ascension Health Credit Group, Series 2001A,     10,000,000     10,000,000
2.50% 1
---------------------------------------------------------------------------------------
IN MPA PPS RB, ETET Series 981401, Cl. A, 2.32% 1,2           13,600,000     13,600,000
---------------------------------------------------------------------------------------
Indianapolis, IN Local Public Improvement RB, Puttable
Floating Option Tax Exempt Receipts, Series PZ-58, 2.40% 1,2   3,190,000      3,190,000
                                                                           ------------
                                                                             40,990,000

---------------------------------------------------------------------------------------
KANSAS--0.1%
Wyandotte Cnty., KS Utility System RB, Puttable Tax Exempt
Receipts, Series 595, 2.32% 1                                  1,695,000      1,695,000
---------------------------------------------------------------------------------------
KENTUCKY--1.7%
Hancock Cnty., KY SWD RB, NSA Ltd. Project, Series 1998,
2.58% 1                                                        7,815,000      7,815,000
---------------------------------------------------------------------------------------
Jefferson Cnty., KY Industrial Building RB, Franciscan
Eldercare Service, 2.32% 1                                     5,925,000      5,925,000
---------------------------------------------------------------------------------------
Morgantown, KY SWD Facilities RB, IMCO Recycling, Inc.
Project, Series 2004, 2.53% 1                                  5,000,000      5,000,000
---------------------------------------------------------------------------------------
Somerset, KY Industrial Building RB, Tibbals Flooring Co.
Project, Series 1989, 2.63% 1                                 10,000,000     10,000,000
                                                                           ------------
                                                                             28,740,000

---------------------------------------------------------------------------------------
LOUISIANA--3.4%
Jefferson Parish, LA Hospital Service District No. 001 RB,
Putters Series 522, 2.34% 1                                   22,000,000     22,000,000
---------------------------------------------------------------------------------------
Jefferson Parish, LA SFM RB, Series B, 3.248% 1               16,724,132     16,724,132
---------------------------------------------------------------------------------------
LA Gas & Fuels Tax Nts., AAMC Series 2002-17, 2.33% 1,2       15,000,000     15,000,000
---------------------------------------------------------------------------------------
LA HFA MH RB, Walmsley Housing Corp. Project, Series 2004,
2.33% 1                                                        1,900,000      1,900,000
---------------------------------------------------------------------------------------
LA TS Financing Corp. RB, Puttable Floating Option Tax
Exempt Receipts, Series PA-1288, 2.38% 1,2                     2,000,000      2,000,000
                                                                           ------------
                                                                             57,624,132

---------------------------------------------------------------------------------------
MASSACHUSETTS--0.1%
MA GOB, 2.30% 1                                                2,000,000      2,000,000
---------------------------------------------------------------------------------------
MICHIGAN--1.1%
MI Job DAU RB, East Lansing Residence Associates Project,
2.70% 1                                                        1,900,000      1,900,000
---------------------------------------------------------------------------------------
MI Multi-Modal GOB, Environmental Program, Series 2004A,
1.95% 1                                                       16,370,000     16,370,000
                                                                           ------------
                                                                             18,270,000

---------------------------------------------------------------------------------------
MINNESOTA--3.5%
Bloomington, MN CD RB, 94th Street Associates Project,
Series 1985, 2.59% 1                                           3,915,000      3,915,000
---------------------------------------------------------------------------------------
Bloomington, MN CD RB, James Avenue Associates Project,
Series 1985, 2.59% 1                                           3,805,000      3,805,000
---------------------------------------------------------------------------------------
East Grand Forks, MN SWD RB, American Crystal Sugar Co.,
Series 2000, 2.60% 1                                           5,750,000      5,750,000
---------------------------------------------------------------------------------------
Fulda, MN ISD No. 505 GO Aid Anticipation Certificates of
Indebtness, Series A, 3%, 9/30/05                              1,100,000      1,103,365

11 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS CONTINUED

                                                               PRINCIPAL          VALUE
                                                                  AMOUNT     SEE NOTE 1
---------------------------------------------------------------------------------------

MINNESOTA Continued
Hayfield, MN ISD No. 203 GO Aid Anticipation Certificates
of Indebtedness, Series A, 3%, 9/30/05                      $  1,000,000   $  1,003,185
---------------------------------------------------------------------------------------
Mankato, MN IDV RB, Sacco Family Ltd. Partnership,
2.55% 1                                                          985,000        985,000
---------------------------------------------------------------------------------------
Minneapolis, MN HCF RRB, Fairview Health Services, Series
2005 B, 2.30% 1                                               12,000,000     12,000,000
---------------------------------------------------------------------------------------
MN GOB, ETET Series 20002301, Cl. A, 2.32% 1,2                16,010,000     16,010,000
---------------------------------------------------------------------------------------
Northfield, MN ISD No. 659 GO Aid Anticipation
Certificates of Indebtedness, Series C, 3%, 9/26/05            4,950,000      4,964,820
---------------------------------------------------------------------------------------
Park Rapids, MN ISD No. 309 GO Aid Anticipation
Certificates of Indebtedness, Series 2004A, 3%, 9/12/05        5,900,000      5,915,974
---------------------------------------------------------------------------------------
Rochester, MN IDV RRB, Seneca Foods Corp. Project, Series
1992, 2.53% 1                                                  4,675,000      4,675,000
                                                                           ------------
                                                                             60,127,344

---------------------------------------------------------------------------------------
MISSISSIPPI--0.2%
MS Home Corp. MH RRB, Summer Park Apts. Project,
Series 1999 D-2, 2.50% 1                                         650,000        650,000
---------------------------------------------------------------------------------------
Panola Cnty., MS IDV RRB, The Kroger Co., Series
2003, 2.38% 1                                                  3,250,000      3,250,000
                                                                           ------------
                                                                              3,900,000

---------------------------------------------------------------------------------------
MISSOURI--2.1%
Kansas City, MO IDAU RB, Puttable Floating Option Tax
Exempt Receipts, Series PT-2525, Whis Lake Project,
2.32% 1,2                                                      4,395,000      4,395,000
---------------------------------------------------------------------------------------
Kansas City, MO Municipal Assistance Corp. RB,
Puttable Floating Option Tax Exempt Receipts,
Series PZ-53, 2.40% 1,2                                        3,800,000      3,800,000
---------------------------------------------------------------------------------------
MO DFB Cultural Facilities RB, Center of Creative
Arts Project, Series 2004, 2.33% 1                             2,300,000      2,300,000
---------------------------------------------------------------------------------------
So. Pointe/Hunters Ridge MO, RB, Trust Certificates, Series
2005 A, 2.33% 1,2                                             10,575,000     10,575,000
---------------------------------------------------------------------------------------
So. Pointe/Hunters Ridge MO, RB, Trust Certificates,
Series 2005 B, 2.33% 1,2                                       8,365,000      8,365,000
---------------------------------------------------------------------------------------
Springfield, MO RB, Puttable Floating Option Tax
Exempt Receipts, Series PT-2521, Monclair Project,
2.32% 1,2                                                      4,200,000      4,200,000
---------------------------------------------------------------------------------------
St. Louis Cnty., MO IDAU MH RB, Heatherbrook Gardens
Apts., Series 1992, 2.46% 1                                    1,765,000      1,765,000
                                                                           ------------
                                                                             35,400,000

---------------------------------------------------------------------------------------
NEVADA--1.8%
NV GOLB, SGMSTR Series 1997 SG114, 2.31% 1,2                  15,000,000     15,000,000
---------------------------------------------------------------------------------------
Washoe Cnty., NV GOLB, AAMC Series 2001-24, Single Asset
Trust, 2.33% 1,2                                              16,090,000     16,090,000
                                                                           ------------
                                                                             31,090,000

---------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.5%
Manchester, NH H&RA MH RB, Wall Street Tower Ltd.
Partnership, Series 1990A, 2.32% 1                             4,800,000      4,800,000
---------------------------------------------------------------------------------------
NH H&EFA RB, Antioch University Issue, 2.32% 1                 4,320,000      4,320,000
                                                                           ------------
                                                                              9,120,000

12 | CENTENNIAL TAX EXEMPT TRUST

                                                               PRINCIPAL          VALUE
                                                                  AMOUNT     SEE NOTE 1
---------------------------------------------------------------------------------------

NEW JERSEY--0.4%
NJ TS Financing Corp. RB, Puttable Floating Option Tax
Exempt Receipts, Series PA-1283, 2.35% 1                    $  6,250,000   $  6,250,000
---------------------------------------------------------------------------------------
NEW MEXICO--3.1%
Bernalillo Cnty., NM Gross Receipts Tax RRB, Macon Trust
Variable Certificates, Series 2004B, 2.32% 1,2                 5,160,000      5,160,000
---------------------------------------------------------------------------------------
NM MFA RB, SFM Program Issue 2005, 3.13% 1                    40,771,195     40,771,195
---------------------------------------------------------------------------------------
NM Region II Housing MH RB, Santa Fe Retirement Village
Apts., Series A, 2.20% 1                                       7,500,000      7,500,000
                                                                           ------------
                                                                             53,431,195

---------------------------------------------------------------------------------------
NEW YORK--2.0%
NY Upstate Telecommunications Corp. RB, Series 2005, 2.59% 1   7,300,000      7,300,000
---------------------------------------------------------------------------------------
NYC GOUN, Puttable Floating Option Tax Exempt Receipts,
Series PT-2848, 2.34% 1,2                                        790,000        790,000
---------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Birch Wathen Lenox School
Project, 2.30% 1                                               1,600,000      1,600,000
---------------------------------------------------------------------------------------
NYC IDA Civic Facilities RB, Casa Project, 2.36% 1             2,600,000      2,600,000
---------------------------------------------------------------------------------------
NYC MTAU RRB, Puttable Floating Option Tax Exempt Receipts,
Series PA-1088, 2.31% 1,2                                      2,200,000      2,200,000
---------------------------------------------------------------------------------------
NYC MTAU RRB, Series A, MERLOTS Series 2004 B-16, 2.31% 1,2    2,995,000      2,995,000
---------------------------------------------------------------------------------------
NYS DA RB, MERLOTS Series 2003 B30, 2.31% 1,2                  1,000,000      1,000,000
---------------------------------------------------------------------------------------
NYS DA RB, Non State Supported Debt-Court Facilities Lease,
Series 2005B, 2.20% 1                                          9,000,000      9,000,000
---------------------------------------------------------------------------------------
NYS GOUN, Series A, 1.80%, 10/7/05 3                           1,900,000      1,900,000
---------------------------------------------------------------------------------------
Oneida Cnty., NY IDA RB, Civic Facilities, Rome Memorial
Hospital, Inc. Project, Series 2005, 2.33% 1                   5,000,000      5,000,000
                                                                           ------------
                                                                             34,385,000

---------------------------------------------------------------------------------------
NORTH CAROLINA--0.6%
Craven Cnty., NC IFPCFA RB, Wheatstone Corp. Project,
2.63% 1                                                        2,000,000      2,000,000
---------------------------------------------------------------------------------------
Hoke Cnty., NC IFPCFA RB, Triangle Building Supply, Inc.
Project, Series 1997, 2.63% 1                                  1,500,000      1,500,000
---------------------------------------------------------------------------------------
NC Community HCF RB, Carolina Meadows, Inc., Project,
Series 2004, 2.32% 1                                           5,000,000      5,000,000
---------------------------------------------------------------------------------------
Wake Cnty., NC IFPCFA RB, Aeroglide Corp. Project, Series
1997, 2.63% 1                                                    975,000        975,000
                                                                           ------------
                                                                              9,475,000

---------------------------------------------------------------------------------------
OHIO--4.3%
Columbus, OH RTA Capital Funding RB, OASBO Program,
Series 2004A, 2.30% 1                                         10,000,000     10,000,000
---------------------------------------------------------------------------------------
Franklin Cnty., OH HCF RB, Presbyterian Retirement Services,
Series 2002B, 2.32% 1                                          4,800,000      4,800,000
---------------------------------------------------------------------------------------
Franklin Cnty., OH HCF RB, Presbyterian Retirement Services,
Series 2005B, 2.32% 1                                          6,385,000      6,385,000
---------------------------------------------------------------------------------------
Gallia Cnty., OH IDV Mtg. RRB, Jackson Pike Assn., 3%,
12/15/05 3                                                     2,220,000      2,220,000
13 | CENTENNIAL TAX EXEMPT TRUST STATEMENT OF INVESTMENTS CONTINUED --------------------------------------------------------------------------------

                                                                     PRINCIPAL         VALUE
                                                                        AMOUNT    SEE NOTE 1
--------------------------------------------------------------------------------------------

OHIO Continued
Hamilton Cnty., OH HCF RB, Twin Towers & Twin Lakes
Project, Series A, 2.57% 1                                     $     8,000,000   $ 8,000,000
--------------------------------------------------------------------------------------------
Hamilton Cnty., OH Hospital Facilities RB, Children's
Hospital & Medical Center, Series 2000, 2.26% 1                      8,250,000     8,250,000
--------------------------------------------------------------------------------------------
Madeira, OH ED RRB, The Kroger Co., Series 2004, 2.38% 1             2,050,000     2,050,000
--------------------------------------------------------------------------------------------
OH Water DAU RB, Series A, 2.35% 1                                  15,400,000    15,400,000
--------------------------------------------------------------------------------------------
OH Water DAU RRB, 2.35% 1                                           13,835,000    13,835,000
--------------------------------------------------------------------------------------------
Stark Cnty., OH IDV RRB, The Kroger Co., Series 2004, 2.38% 1        3,100,000     3,100,000
                                                                                 -----------
                                                                                  74,040,000

--------------------------------------------------------------------------------------------
PENNSYLVANIA--0.7%
Berks Cnty., PA IDAU RB, Visiting Nurse Assn., Inc. Project,
Series B, 2.39% 1                                                      670,000       670,000
--------------------------------------------------------------------------------------------
Harrisburg, PA Authority RB, Haverford Township
School, Subseries 2001-A, 2.33% 1                                    2,195,000     2,195,000
--------------------------------------------------------------------------------------------
Moon, PA IDAU Community Facilities RB, YMCA of Greater
Pittsburg Project, Series 2005, 2.31% 1                              3,780,000     3,780,000
--------------------------------------------------------------------------------------------
PA Public School Buildings RB, MERLOTS Series 2003 A42,
1.80% 1,4                                                            3,790,000     3,790,000
--------------------------------------------------------------------------------------------
Philadelphia, PA IDAU RB, Friends of Mast School, Inc.
Project, 2.34% 1                                                       885,000       885,000
                                                                                 -----------
                                                                                  11,320,000

--------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.1%
SC Medical University HA RB, Series 2005-A, 2.33% 1,2               18,230,000    18,230,000
--------------------------------------------------------------------------------------------
TENNESSEE--1.5%
Knox, TN Health, Education & Housing RB, Puttable Floating
Option Tax Exempt Receipts, Series PT-2524, Steeple Chase
Project, 2.32% 1,2                                                   6,245,000     6,245,000
--------------------------------------------------------------------------------------------
Metropolitan Government Nashville & Davidson Cnty.,
TN Health & Education Board RB, Ascension Health,
Series 2001B, 1.65%, 8/3/05 3                                       14,000,000    14,000,000
--------------------------------------------------------------------------------------------
Springfield, TN IDV Board RRB, The Kroger Co., Series
2004, 2.38% 1                                                        4,500,000     4,500,000
                                                                                 -----------
                                                                                  24,745,000

--------------------------------------------------------------------------------------------
TEXAS--11.2%
Allen, TX ISD GOUN, Puttable Tax Exempt Receipts, Series
715, 2.32% 1                                                         1,505,000     1,505,000
--------------------------------------------------------------------------------------------
Bexar Cnty., TX HFC MH RB, Summit Hills Apts. Project,
Series A, 2.33% 1                                                    3,500,000     3,500,000
--------------------------------------------------------------------------------------------
Cedar Hill, TX ISD REF GOUN, School Building, Series 1996,
2.50%, 8/15/05 5                                                     2,830,000     2,821,367
--------------------------------------------------------------------------------------------
Clipper, TX COP, Tax Exempt Certificates Trust
Multistate, Series 2005-7, 2.40% 1,2                                28,500,000    28,500,000
--------------------------------------------------------------------------------------------
Comal, TX ISD GOUN, Puttable Tax Exempt Receipts, Series
756, 2.32% 1,2                                                       2,585,000     2,585,000
--------------------------------------------------------------------------------------------
Garland, TX ISD GOUN, School Building, Series 2004-B, 2.75%,
12/15/05 3                                                           7,125,000     7,125,000
--------------------------------------------------------------------------------------------
Hays, TX Consolidated ISD GOB, Puttable Tax Exempt
Receipts, Series 632, 2.32% 1                                        3,200,000     3,200,000
--------------------------------------------------------------------------------------------
Houston, TX WSS RB, SGMSTR Series 1997 SG120, 2.31% 1,2             22,600,000    22,600,000
--------------------------------------------------------------------------------------------
Keller, TX ISD GOUN, AAMC Series 2001-26, 2.33% 1,2                  3,000,000     3,000,000

14 | CENTENNIAL TAX EXEMPT TRUST

                                                                       PRINCIPAL           VALUE
                                                                          AMOUNT      SEE NOTE 1
------------------------------------------------------------------------------------------------

TEXAS Continued
Klein, TX ISD GOB, MERLOTS Series C-02, 2.32% 1                     $  4,175,000   $   4,175,000
------------------------------------------------------------------------------------------------
Lamar, TX Consolidated ISD Schoolhouse GOUN, Series 2004,
1.75%, 9/9/05 3                                                       11,500,000      11,500,000
------------------------------------------------------------------------------------------------
Mansfield, TX ISD School Building GOUN, MERLOTS Series B11,
2.32% 1,2                                                             14,590,000      14,590,000
------------------------------------------------------------------------------------------------
North TX/Dallas North TWY System RB, ETET Series 720050025,
Cl. A, 2.32% 1,2                                                       8,000,000       8,000,000
------------------------------------------------------------------------------------------------
Northside, TX ISD GOUN, Puttable Tax Exempt Receipts,
Series 751, 2.32% 1,2                                                  3,455,000       3,455,000
------------------------------------------------------------------------------------------------
San Antonio, TX Electric & Gas RB, Puttable Tax Exempt
Receipts, Series 769, 2.32% 1,2                                        5,385,000       5,385,000
------------------------------------------------------------------------------------------------
Spring Branch, TX ISD Schoolhouse GOLB, Series 2004, 1.75%,
9/9/05 3                                                              15,700,000      15,700,000
------------------------------------------------------------------------------------------------
Sunnyvale, TX ISD GOB, Puttable Tax Exempt Receipts, Series
619, 2.32% 1                                                           2,000,000       2,000,000
------------------------------------------------------------------------------------------------
TX SGMSTR Series SG P-19, 2.43% 1                                      1,620,000       1,620,000
------------------------------------------------------------------------------------------------
TX TANs & RANs, Series 2004, 3%, 8/31/05                              35,000,000      35,070,741
------------------------------------------------------------------------------------------------
TX TUAU RB, Dallas Northtollway, SGMSTR Series 1996 SG70,
2.31% 1,2                                                             11,000,000      11,000,000
------------------------------------------------------------------------------------------------
Upper Trinity Regional Water District, TX RB, Puttable Tax
Exempt Receipts, Series 579, 2.32% 1                                   2,835,000       2,835,000
                                                                                   -------------
                                                                                     190,167,108

------------------------------------------------------------------------------------------------
UTAH--0.8%
Beaver Cnty., UT Environmental Facilities RB, Best Biofuels
LLC Project, Series 2003A, 2.63% 1                                    10,985,000      10,985,000
------------------------------------------------------------------------------------------------
Davis Cnty., UT RB, Series 2003, 2.60% 1                               2,460,000       2,460,000
------------------------------------------------------------------------------------------------
Riverdale, UT RA Tax Increment RB, 2.40% 1                             1,000,000       1,000,000
                                                                                   -------------
                                                                                      14,445,000

------------------------------------------------------------------------------------------------
WASHINGTON--1.5%
Clark Cnty., WA Vancouver SDI No. 037 GOUN, Puttable
Floating Option Tax Exempt Receipts,
Series PZ-55, 2.40% 1,2                                                2,765,000       2,765,000
------------------------------------------------------------------------------------------------
King Cnty., WA GOLB, AAMC Series 2001-1, 2.33% 1,2                    12,770,000      12,770,000
------------------------------------------------------------------------------------------------
Marysville, WA WSS RB, Puttable Tax Exempt Receipts, Series
909, 2.32% 1,2                                                         7,345,000       7,345,000
------------------------------------------------------------------------------------------------
WA EDFA RB, A&T Mensonides Project, Series 2001-I, 2.60% 1             1,910,000       1,910,000
                                                                                   -------------
                                                                                      24,790,000

------------------------------------------------------------------------------------------------
WEST VIRGINIA--1.1%
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-A,
2.38% 1                                                                4,500,000       4,500,000
------------------------------------------------------------------------------------------------
Kanawha Cnty., WV IDV RRB, The Kroger Co., Series 2004-B,
2.38% 1                                                                6,850,000       6,850,000
------------------------------------------------------------------------------------------------
Marmet, WV CD RRB, The Kroger Co., Series 2004, 2.38% 1                3,100,000       3,100,000
------------------------------------------------------------------------------------------------
WV HOFA RB, Pooled Financing Project, Series 2000 B-1,
2.34% 1                                                                3,800,000       3,800,000
                                                                                   -------------
                                                                                      18,250,000

15 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF INVESTMENTS CONTINUED

                                                                        PRINCIPAL             VALUE
                                                                           AMOUNT        SEE NOTE 1
---------------------------------------------------------------------------------------------------

WISCONSIN--5.6%
Appleton, WI RED Authority RRB, Fox Cities Performing Arts
Center, Series 2001B, 2.45% 1                                        $  1,000,000   $     1,000,000
---------------------------------------------------------------------------------------------------
Clipper, WI COP, Tax Exempt Certificates Trust RB, Series
2005-29, 2.34% 1,2                                                     11,330,000        11,330,000
---------------------------------------------------------------------------------------------------
Columbus, WI IDV RB, Maysteel Corp. Project, Series 1994,
2.63% 1                                                                 2,000,000         2,000,000
---------------------------------------------------------------------------------------------------
Green Bay, WI HAU RB, Sisters of St. Francis Project,
Series 2004, 2.32% 1                                                    4,995,000         4,995,000
---------------------------------------------------------------------------------------------------
Janesville, WI IDV RRB, Seneca Foods Corp. Project, Series
2002, 2.53% 1                                                           7,710,000         7,710,000
---------------------------------------------------------------------------------------------------
Wausau, WI SDI TANs & RANs, 2%, 10/27/05                                6,500,000         6,502,466
---------------------------------------------------------------------------------------------------
West Allis, WI RB, State Fairgrounds Park Exposition
Center, 2.33% 1                                                         3,555,000         3,555,000
---------------------------------------------------------------------------------------------------
WI H&EFA RB, Divine Savior Healthcare, Series 2002 B, 2.32% 1           2,300,000         2,300,000
---------------------------------------------------------------------------------------------------
WI H&EFA RB, Group Health Cooperative of South Central
Wisconsin, 2.43% 1                                                      4,200,000         4,200,000
---------------------------------------------------------------------------------------------------
WI H&EFA RB, HospiceCare Holdings, Inc., Series 2005, 2.35% 1           1,750,000         1,750,000
---------------------------------------------------------------------------------------------------
WI H&EFA RB, Lakeland College, Series 2005, 2.64% 1                    14,050,000        14,050,000
---------------------------------------------------------------------------------------------------
WI H&EFA RB, Lindengrove, Inc. Project, Series 2003B, 2.32% 1           7,310,000         7,310,000
---------------------------------------------------------------------------------------------------
WI H&EFA RB, Lutheran Social Services, Series 2004, 2.35% 1             3,000,000         3,000,000
---------------------------------------------------------------------------------------------------
WI H&EFA RB, Oakwood Village Project, Series 2005, 2.32% 1             10,000,000        10,000,000
---------------------------------------------------------------------------------------------------
WI H&EFA RB, Southwest Health Center, Inc., 2.32% 1                     6,340,000         6,340,000
---------------------------------------------------------------------------------------------------
WI H&EFA RB, St. Camillus Health Center, Series 2005, 2.35% 1           1,125,000         1,125,000
---------------------------------------------------------------------------------------------------
WI Transit RB, Reset Option Certificates II-R Trust, Series
7500, 2.32% 1,2                                                         7,450,000         7,450,000
                                                                                    ---------------
                                                                                         94,617,466

---------------------------------------------------------------------------------------------------
WYOMING--0.3%
Campbell Cnty., WY IDV RB, Powder Basin Properties Project,
Series 1996, 2.47% 1                                                    4,430,000         4,430,000
---------------------------------------------------------------------------------------------------
OTHER TERRITORIES--6.2%
Floating Rate Trust Receipts, Series 2001 C5, 2.62% 1,2                11,170,000        11,170,000
---------------------------------------------------------------------------------------------------
Municipal Securities Pool Trust, SGMSTR Series P-18,
2.43% 1,2                                                              85,050,000        85,050,000
---------------------------------------------------------------------------------------------------
Puttable Floating Option Tax Exempt Receipts, Series
PZP-001, 2.43% 1,2                                                      8,950,000         8,950,000
                                                                                    ---------------
                                                                                        105,170,000

---------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--0.7%
PR CMWLTH GOUN, Floating Rate Trust Receipts, Series
2005-F2, 2.68% 1,2                                                      8,475,000         8,475,000
---------------------------------------------------------------------------------------------------
PR CMWLTH Infrastructure FAU RB, Tender Option Trust
Certificates, Series 2005 Z-6, 2.38% 1,2                                2,900,000         2,900,000
                                                                                    ---------------
                                                                                         11,375,000
                                                                                    ---------------
Total Short-Term Tax-Exempt Obligations
(Cost $1,693,444,731)                                                                 1,693,444,731

---------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,693,444,731)                            99.6%    1,693,444,731
---------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                               0.4         7,094,794
                                                                     ------------------------------

NET ASSETS                                                                  100.0%  $ 1,700,539,525
                                                                     ==============================

16 | CENTENNIAL TAX EXEMPT TRUST

FOOTNOTES TO STATEMENT OF INVESTMENTS

To simplify the listings of securities, abbreviations are used per the table below:

AAMC ABN AMRO Munitops Certificates

BOE Board of Education

CD Commercial Development

CDAU Community Development Authority

CMWLTH Commonwealth

COP Certificates of Participation

DA Dormitory Authority

DAU Development Authority

DFA Development Finance Authority

DFB Development Finance Board

ECFA Educational and Cultural Facilities Authority

ED Economic Development

EDAU Economic Development Authority

EDFA Economic Development Finance Authority

EDLFA Educational Facilities Authority

ETET Eagle Tax-Exempt Trust

FAU Finance Authority

GO General Obligation

GOB General Obligation Bonds

GOLB General Obligation Ltd. Bonds GOUN General Obligation Unlimited Nts.

H&EFA Health and Educational Facilities Authority

H&RA Housing and Redevelopment Authority

HA Hospital Authority

HAU Housing Authority

HCF Health Care Facilities

HFA Housing Finance Agency/Authority

HFAU Health Facilities Authority

HFC Housing Finance Corp.

HFFAU Health Facilities Finance Authority

HOFA Hospital Finance Agency/Authority

IDA Industrial Development Agency

IDAU Industrial Development Authority

IDB Industrial Development Board

IDV Industrial Development

IFPCFA Industrial Facilities and Pollution Control Financing Authority

ISD Independent School District

MERLOTS Municipal Exempt Receipts Liquidity Option Tender

MFA Mortgage Finance Authority

MH Multifamily Housing

MPA Municipal Power Agency

MTAU Metropolitan Transportation Authority

NYC New York City

NYS New York State

PC Pollution Control

PPS Public Power System

RA Redevelopment Agency/Authority

RANs Revenue Anticipation Nts.

RB Revenue Bonds

RED Redevelopment

REF Refunding

RRB Revenue Refunding Bonds

RTA Regional Transportation Authority/Agency

SCDAU Statewide Communities Development Authority

SDI School District

SFM Single Family Mtg.

SGMSTR Societe Generale, NY Branch Municipal Security Trust Receipts

SWD Solid Waste Disposal

TANs Tax Anticipation Nts.

TS Tobacco Settlement

TUAU Turnpike Authority

TWY Thruway/Tollway Authority/Agency

USD Unified School District

WSS Water & Sewer System

YMCA Young Men’s Christian Association

1.     Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on June 30, 2005. This instrument has a demand feature which allows, on up to 30 days’ notice, the recovery of principal at any time, or at specified intervals not exceeding one year.

2.     Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $691,232,000 or 40.65% of the Trust’s net assets as of June 30, 2005.

3.     Put obligation redeemable at full principal value on the date reported.

4.     Illiquid security. The aggregate value of illiquid securities as of June 30, 2005 was $3,790,000, which represents 0.22% of the Trust’s net assets. See Note 4 of Notes to Financial Statements.

5.     Zero coupon bond reflects effective yield on the date of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

17 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 2005

ASSETS

Investments, at value (cost $1,693,444,731) — see accompanying statement of investments $ 1,693,444,731 — — — — — — — — — — — — — — — — — — — — Cash 3,127,766 — — — — — — — — — — — — — — — — — — — — Receivables and other assets:

Investments sold 9,590,675 Interest 8,074,792 Shares of beneficial interest sold 6,114 Other 141,635

_________________

Total assets 1,714,385,713

LIABILITIES

Payables and other liabilities:

Investments purchased 12,602,976 Dividends 948,835 Distribution and service plan fees 114,259 Transfer and shareholder servicing agent fees 42,913 Shareholder communications 39,143 Shares of beneficial interest redeemed 34,086 Trustees' compensation 10,435 Other 53,541

_________________

Total liabilities 13,846,188

NET ASSETS $ 1,700,539,525

_________________

COMPOSITION OF NET ASSETS

Paid-in capital $ 1,700,545,069

Accumulated net realized loss on investments (5,544)

_________________

NET ASSETS — applicable to 1,700,574,704 shares of beneficial interest outstanding $ 1,700,539,525 ===============

NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE $ 1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18 | CENTENNIAL TAX EXEMPT TRUST

STATEMENT OF OPERATIONS FOR THE YEAR ENDED JUNE 30, 2005

INVESTMENT INCOME

Interest $ 33,112,641

EXPENSES

Management fees 7,590,892

Service plan fees 3,580,047

Transfer and shareholder servicing agent fees 523,705

Custodian fees and expenses 72,577

Shareholder communications 63,399

Trustees' compensation 11,822

Other 188,134

_________________

Total expenses 12,030,576 Less reduction to custodian expenses (50,247) Less waivers and reimbursements of expenses (354,413)

_________________

Net expenses 11,625,916

NET INVESTMENT INCOME 21,486,725

NET REALIZED GAIN ON INVESTMENTS 96,274

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $ 21,582,999

_________________

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19 | CENTENNIAL TAX EXEMPT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------
YEAR ENDED JUNE 30,                                               2005              2004
-----------------------------------------------------------------------------------------

OPERATIONS
-----------------------------------------------------------------------------------------
Net investment income                                  $    21,486,725   $     6,492,424
-----------------------------------------------------------------------------------------
Net realized gain (loss)                                        96,274           (79,810)
                                                       ----------------------------------
Net increase in net assets resulting from operations        21,582,999         6,412,614

-----------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------
Dividends from net investment income                       (21,486,725)       (6,492,424)

-----------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------
Net decrease in net assets resulting from
beneficial interest transactions                           (77,683,115)      (98,384,454)

-----------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------
Total decrease                                             (77,586,841)      (98,464,264)
-----------------------------------------------------------------------------------------
Beginning of period                                      1,778,126,366     1,876,590,630
                                                       ----------------------------------
End of period                                          $ 1,700,539,525   $ 1,778,126,366
                                                       ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20 | CENTENNIAL TAX EXEMPT TRUST

FINANCIAL HIGHLIGHTS

YEAR ENDED JUNE 30,                                       2005      2004      2003      2002      2001
-------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
-------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain                    .01 1      -- 2     .01       .01       .03
Dividends and/or distributions to shareholders            (.01)       -- 2    (.01)     (.01)     (.03)
-------------------------------------------------------------------------------------------------------

Net asset value, end of period                         $  1.00    $ 1.00   $  1.00   $  1.00   $  1.00
                                                       ================================================

-------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                            1.21%     0.35%     0.69%     1.17%     3.26%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                $ 1,701   $ 1,778   $ 1,877   $ 1,824   $ 1,822
-------------------------------------------------------------------------------------------------------
Average net assets (in millions)                       $ 1,797   $ 1,851   $ 1,882   $ 1,904   $ 1,779
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                     1.20%     0.35%     0.68%     1.16%     3.21%
Total expenses                                            0.67%     0.67%     0.66%     0.69%     0.70%
Expenses after payments and waivers and
reduction to custodian expenses                           0.65%      N/A 5     N/A 5     N/A 5    0.69%

1.     Per share amounts calculated based on the average shares outstanding during the period.

2.     Less than $0.005 per share.

3.     Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.

4.     Annualized for periods of less than one full year.

5.     Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS

1.     SIGNIFICANT ACCOUNTING POLICIES

Centennial Tax Exempt Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust’s investment objective is to seek the maximum short-term interest income exempt from federal income taxes that is consistent with low capital risk and the maintenance of liquidity. The Trust’s investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).

        The following is a summary of significant accounting policies consistently followed by the Trust.

SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day The New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Trust must satisfy under the income tax regulations, losses the Trust may be able to offset against income and gains realized in future years for federal income tax purposes.

UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED LOSS INVESTMENT INCOME LONG-TERM GAINS CARRYFORWARD 1,2

$ 983,793 $ -- $ 5,544

1.     As of June 30, 2005, the Trust had $5,544 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of June 30, 2005 details of the capital loss carry-forward were as follows:

      EXPIRING

2012 $ 5,544

2.     During the fiscal year June 30, 2005, the Trust utilized $96,274 of capital loss carryforward to offset capital gains realized in that fiscal year. During the fiscal year June 30, 2004, the Trust did not utilize any capital loss carryforwards.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

22 | CENTENNIAL TAX EXEMPT TRUST

The tax character of distributions paid during the years ended June 30, 2005 and June 30, 2004 were as follows:

YEAR ENDED YEAR ENDED JUNE 30, 2005 JUNE 30, 2004

      Distributions paid from:

Exempt-interest dividends $ 21,486,725 $ 6,492,424

TRUSTEES’ COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

OTHER.     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

23 | CENTENNIAL TAX EXEMPT TRUST

NOTES TO FINANCIAL STATEMENTS CONTINUED

2.     SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                   YEAR ENDED JUNE 30, 2005           YEAR ENDED JUNE 30, 2004
                                   SHARES            AMOUNT           SHARES            AMOUNT
-----------------------------------------------------------------------------------------------

Sold                        5,467,251,055   $ 5,467,251,055    5,127,413,724   $ 5,127,413,724
Dividends and/or
distributions reinvested       20,503,644        20,503,644        6,338,791         6,338,791
Redeemed                   (5,565,437,814)   (5,565,437,814)  (5,232,136,969)   (5,232,136,969)
                           --------------------------------------------------------------------
Net decrease                  (77,683,115)  $   (77,683,115)     (98,384,454)  $   (98,384,454)
                           ====================================================================

3.     FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the Trust’s net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, 0.40% of the next $250 million, 0.375% of the next $250 million, 0.35% of the next $500 million and 0.325% of net assets in excess of $2 billion.

ADMINISTRATION SERVICES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the year ended June 30, 2005, the Trust paid $524,110 to SSI for services to the Trust.

SERVICE PLAN (12b-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made quarterly, or monthly depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

WAIVERS AND REIMBURSEMENTS OF EXPENSES. Under the investment advisory agreement, when the value of the Trust’s net assets is less than $1.5 billion, the annual fee payable to the Manager shall be reduced by $100,000 based on average net assets computed daily and paid monthly at the annual rates. However, the annual fee cannot be less than $0.

        During the year ended June 30, 2005, the Manager voluntarily paid a one-time reimbursement of Trust expenses amounting to $354,413.

24 | CENTENNIAL TAX EXEMPT TRUST

SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

4.     ILLIQUID SECURITIES

As of June 30, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

25 | CENTENNIAL TAX EXEMPT TRUST

                                  Appendix A

                      Description of Securities Ratings

Below is a description of the two highest rating categories for Short Term
Debt and Long Term Debt by the "Nationally-Recognized Statistical Rating
Organizations" which the Manager evaluates in purchasing securities on behalf of the Trust.  The ratings descriptions are based on information supplied by the ratings organizations to subscribers.

SHORT TERM DEBT RATINGS.

Moody's Investors Service, Inc.  ("Moody's")

The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment.  Capacity will normally be evidenced by the following characteristics: (a) leading market positions in well-established industries; (b) high rates of return on funds employed; (c)
conservative capitalization structure with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (e) well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.
Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternate liquidity is maintained.

      Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG."  These rating categories are as follows:

MIG 1/VMIG 1: Denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: Denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.

Standard & Poor's Ratings Services, a division of The McGraw-Hill  Companies,
Inc. ("Standard and Poor's")

The following ratings by Standard and Poor's for commercial paper (defined by
Standard and Poor's as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Standard and Poor's ratings for Municipal Notes due in 3 years or less:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Standard and Poor's assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions.  The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature.  With short-term demand debt, Standard and Poor's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

Fitch, Inc. ("Fitch")

Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

Dominion Bond Rating Service Limited ("DBRS")
------------------------------------------------------------------------------

R-1: Short term debt rated "R-1 (high)" is of the highest credit quality,  and indicates  an entity which  possesses  unquestioned  ability to repay  current liabilities  as they  fall  due.  Entities  rated  in this  category  normally
maintain   strong   liquidity   positions,   conservative   debt   levels  and
profitability  which is both stable and above average.  Companies achieving an
"R-1  (high)"  rating are  normally  leaders in  structurally  sound  industry segments with proven track records,  sustainable  positive  future results and
no  substantial   qualifying  negative  factors.  Given  the  extremely  tough definition  which DBRS has established  for an "R-1 (high)",  few entities are strong enough to achieve this rating.  Short term debt rated "R-1 (middle)" is of  superior  credit  quality  and, in most  cases,  ratings in this  category differ from "R-1 (high)"  credits to only a small degree.  Given the extremely tough  definition  which  DBRS has for the "R-1  (high)"  category  (which few companies  are  able to  achieve),  entities  rated  "R-1  (middle)"  are also considered strong credits which typically  exemplify above average strength in key areas of  consideration  for debt  protection.  Short term debt rated "R-1
(low)" is of  satisfactory  credit quality.  The overall  strength and outlook for key liquidity,  debt and profitability ratios is not normally as favorable
as  with  higher  rating  categories,   but  these  considerations  are  still
respectable.  Any  qualifying  negative  factors  which  exist are  considered manageable,  and the  entity  is  normally  of  sufficient  size to have  some influence in its industry.

R-2:  Short term debt rated  "R-2" is of  adequate  credit  quality and within the three subset grades  (high,  middle,  low),  debt  protection  ranges from having reasonable  ability for timely repayment to a level which is considered only just  adequate.  The  liquidity  and debt ratios of entities in the "R-2"
classification are not as strong as those in the "R-1" category,  and the past and future  trend may suggest  some risk of  maintaining  the  strength of key
ratios  in  these  areas.   Alternative   sources  of  liquidity  support  are
considered  satisfactory;  however,  even the strongest liquidity support will not improve the commercial paper rating of the issuer.  The size of the entity may restrict  its  flexibility,  and its relative  position in the industry is not typically as strong as the "R-1 credit".  Profitability  trends,  past and future,  may be less  favorable,  earnings not as stable,  and there are often negative  qualifying  factors  present  which  could also make the entity more vulnerable to adverse changes in financial and economic conditions.

LONG TERM DEBT RATINGS.

These ratings are relevant for securities purchased by the Trust with a remaining maturity of 397 days or less, or for rating issuers of short-term obligations.

Moody's

Bonds (including municipal bonds) are rated as follows:

Aaa: Judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."  Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Judged to be of high quality by all standards. Together with the "Aaa"
group, they comprise what are generally known as high-grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

      Moody's applies numerical modifiers "1", "2" and "3" in its "Aa" rating classification. The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category.

Standard and Poor's

Bonds (including municipal bonds maturing beyond 3 years) are rated as follows:

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. A strong capacity to meet its financial commitment on the obligation is very strong.

Fitch

AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

B-1

                                  Appendix B

                   MUNICIPAL BOND INDUSTRY CLASSIFICATIONS

Adult Living Facilities
Airlines
Automobiles
Chemicals
Corporate Backed
Education
Electric Utilities
Food Products
Gas Utilities
General Obligation
Higher Education
Highways/Railways
Hospital/Healthcare
Hotels, Restaurants & Leisure
Manufacturing, Durable Goods
Manufacturing, Non Durable Goods
Marine/Aviation Facilities
Metals & Mining
Multi-Family Housing
Municipal Leases
Non Profit Organization
Oil & Gas
Paper, Containers & Packaging
Parking Fee Revenue
Pollution Control
Real Estate
Resource Recovery
Sales Tax Revenue
Sewer Utilities
Single Family Housing
Special Assessment
Special Tax
Sports Facility Revenue
Student Loans
Telephone Utilities
Tobacco
U.S. Government - Full Faith & Credit
U.S. Government Agencies-GSEs
Water Utilities

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Centennial Tax Exempt Trust
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Investment Advisor and Distributor
Centennial Asset Management Corporation
6803 South Tucson Way
Centennial, Colorado 80112

Sub-Distributor
OppenheimerFunds Distributor, Inc.
P.O. Box 5254
Denver, Colorado 80217-5254

Transfer Agent
Shareholder Services, Inc.
P.O. Box 5143
Denver, Colorado 80217-5143
1.800.525.9310

Custodian of Portfolio Securities
Citibank, N.A.
111 Wall Street
New York, New York 10005

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 Seventeenth Street
Denver, Colorado 80202

Counsel to the Trust
Myer, Swanson, Adams & Wolf, P.C.
1600 Broadway
Denver, Colorado 80202

Counsel to the Independent Trustees
Bell, Boyd & Lloyd, LLC
Three First National Plaza
70 West Madison Street, Suite 3300
Chicago, Illinois 60602-4207

PX0160.01.1005

(1). In  accordance  with Rule 12b-1 of the  Investment  Company  Act,  the term
"Independent  Trustees" in this  Statement of Additional  Information  refers to those Trustees who are not "interested persons" of the Trust and who do not have any direct or indirect  financial  interest in the  operation of the plan or any agreement under the plan.